           As filed with the Securities and Exchange Commission on April 1, 2014

                                            1933 Act Registration No. 333-145531

                                             1940 Act Registration No. 811-09763
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 22 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 259 /X/

               Lincoln New York Account N for Variable Annuities
                           (Exact Name of Registrant)

                 Lincoln ChoicePlus AssuranceSM (A Share/Class)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on _____________, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                 payment deferred variable annuity contracts.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

              ChoicePlus(SM) II, ChoicePlus Assurance(SM) B Share
           ChoicePlus(SM) II Access, ChoicePlus Assurance(SM) C Share
          ChoicePlus(SM) II Advance, ChoicePlus Assurance(SM) L Share
            ChoicePlus(SM) II Bonus, ChoicePlus Assurance(SM) Bonus
            ChoicePlus Assurance(SM) A Share, ChoicePlus(SM) Design

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
               LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

              ChoicePlus(SM) II, ChoicePlus Assurance(SM) B Share
           ChoicePlus(SM) II Access, ChoicePlus Assurance(SM) C Share
          ChoicePlus(SM) II Advance, ChoicePlus Assurance(SM) L Share
            ChoicePlus(SM) II Bonus, ChoicePlus Assurance(SM) Bonus
            ChoicePlus Assurance(SM) A Share, ChoicePlus(SM) Design

           Supplement dated April 1, 2014 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding investment options and Investment Requirements that impact your individual variable annuity contract. All other provisions of your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective May 19, 2014, the following funds will be available as new investment options under your contract:

      -     ClearBridge Variable Mid Cap Core Portfolio (Class II)

      -     Invesco V.I. International Growth Fund(1) (Series II)

      -     LVIP Invesco Diversified Equity-Income RPM Fund (Service Class)

      -     LVIP Multi-Manager Global Equity RPM Fund (Service Class)

      -     LVIP PIMCO Low Duration Bond Fund (Service Class)

      -     LVIP VIP Mid Cap RPM Portfolio (Service Class)

(1) This will be a new investment option for ChoicePlus Assurance(SM) A Share and ChoicePlus(SM) Design contractowners. For all other Contractowners, this fund was previously unavailable to contracts issued on or after May 24, 2004, but will re-open for all Contractowners on May 19, 2014.

Also effective May 19, 2014, the Templeton Global Bond VIP Fund(2) will become available to ALL Contractowners, regardless of the date you purchased your contract.

(2) Formerly known as FTVIPT Templeton Global Bond Securities Fund. This name change will be effective May 1, 2014.

THE FOLLOWING TABLE SHOWS THE EXPENSES CHARGED BY EACH FUND FOR THE TIME PERIOD SHOWN BELOW (as a percentage of each fund's average net assets):

                                                    OTHER                           TOTAL                        TOTAL
                     MANAGEMENT        12b-1 FEES   EXPENSES                        EXPENSES     TOTAL           EXPENSES
                     FEES (BEFORE      (BEFORE ANY  (BEFORE ANY      ACQUIRED FUND  (BEFORE ANY  CONTRACTUAL     (AFTER ANY
                     ANY WAIVERS/      WAIVERS/     WAIVERS/         FEES AND       WAIVERS/     WAIVERS/        WAIVERS/
                     REIMBURSE-        REIMBURSE-   REIMBURSEMENTS)  EXPENSES       REIMBURSE-   REIMBURSE-      REIMBURSE-
                     MENTS)     +      MENTS)    +                +  (AFFE)      =  MENTS)       MENTS (IF ANY)  MENTS)
---------------------------------------------------------------------------------------------------------------------------
ClearBridge                         The expenses charged by the fund will be available May 1, 2014.
Variable Mid Cap
Core Portfolio

                                     1

                                                    OTHER                           TOTAL                        TOTAL
                     MANAGEMENT        12b-1 FEES   EXPENSES                        EXPENSES     TOTAL           EXPENSES
                     FEES (BEFORE      (BEFORE ANY  (BEFORE ANY      ACQUIRED FUND  (BEFORE ANY  CONTRACTUAL     (AFTER ANY
                     ANY WAIVERS/      WAIVERS/     WAIVERS/         FEES AND       WAIVERS/     WAIVERS/        WAIVERS/
                     REIMBURSE-        REIMBURSE-   REIMBURSEMENTS)  EXPENSES       REIMBURSE-   REIMBURSE-      REIMBURSE-
                     MENTS)     +      MENTS)    +                +  (AFFE)      =  MENTS)       MENTS (IF ANY)  MENTS)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I.             0.71%            0.25%        0.30%              0.00%        1.26%         0.00%         1.26%
International
Growth Fund
 (as of 12/31/12)
---------------------------------------------------------------------------------------------------------------------------
LVIP Invesco                        The expenses charged by the fund will be available May 1, 2014.
Diversified Equity-
Income RPM Fund
---------------------------------------------------------------------------------------------------------------------------
LVIP Multi-Manager
Global Equity RPM                   The expenses charged by the fund will be available May 1, 2014.
Fund
---------------------------------------------------------------------------------------------------------------------------
LVIP PIMCO Low                      The expenses charged by the fund will be available May 1, 2014.
Duration Bond Fund
---------------------------------------------------------------------------------------------------------------------------
LVIP VIP Mid Cap         0.69%            0.35%        0.33%              0.65%        2.02%        -0.92%         1.10%
RPM Portfolio(1)
(as of 10/2/13)


(1) Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding
AFFE) exceed 0.45% of the Fund's average daily net assets. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

INVESTMENTS OF THE VARIABLE ACCOUNT - DESCRIPTION OF THE FUNDS. This section outlines the investment objectives for the new funds listed above, effective May 19, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS), advised by Invesco Advisers, Inc.

      -     Invesco V.I. International Growth Fund: long-term growth of capital.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, advised by LeggMason Partners Fund Advisor, LLC

      - ClearBridge Variable Mid Cap Core Portfolio: long-term growth of capital

LVIP VARIABLE INSURANCE PRODUCTS TRUST, advised by Lincoln Investment Advisors Corporation

      - LVIP Invesco Diversified Equity- Income RPM Fund: capital appreciation and current income; a fund of funds.

      - LVIP Multi-Manager Global Equity RPM Fund: long-term growth of capital; a fund of funds.

      - LVIP PIMCO Low Duration Bond Fund: to seek a high level of current income consistent with preservation of capital.

      - LVIP VIP Mid Cap RPM Portfolio: capital appreciation; a fund of funds.

THE CONTRACTS - INVESTMENT REQUIREMENTS.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective May 19, 2014. All other provisions of Investment Requirements remain unchanged.

FOR CONTRACTS ISSUED BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:

The following change applies to INVESTMENT REQUIREMENTS - OPTION 1. The LVIP Multi-Manager Global Equity RPM Fund and Invesco V.I. International Growth Fund will be added to the list of Limited Subaccounts. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP PIMCO Low Duration Bond Fund will be considered "Non-Limited Subaccounts" as that term is described in your prospectus.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 2. The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 3 FOR PROTECTED FUNDS RIDERS: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 3 FOR OTHER LIVING BENEFIT RIDERS: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

For all options, the ClearBridge Variable Mid Cap Core Portfolio is unavailable to any Contractowner with a Living Benefit Rider. The Templeton Global Bond VIP Fund is unavailable if you elected your Living Benefit Rider on or after June 30, 2009.

FOR CONTRACTS ISSUED BY LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK:

The following change applies to RIDERS PURCHASED ON OR AFTER JANUARY 20, 2009 AND PRIOR TO JUNE 30, 2009: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to RIDERS PURCHASED ON OR AFTER JUNE 30, 2009 FOR PROTECTED FUNDS RIDERS: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to RIDERS PURCHASED ON OR AFTER JUNE 30, 2009 FOR OTHER LIVING BENEFIT RIDERS: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2. The Templeton Global Bond VIP Fund is unavailable.

For all options, the ClearBridge Variable Mid Cap Core Portfolio is unavailable to any Contractowner with a Living Benefit Rider.

 THE INFORMATION IN THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
       SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

               LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
                        CHOICEPLUS ASSURANCE(SM) A SHARE


   Supplement dated April 1, 2014 to the Statement of Additional Information
                               dated May 1, 2013

This following discussion replaces in its entirety the INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM paragraph that appears in your Statement of Additional Information dated May 1, 2013. All other provisions of Statement of Additional Information remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln New York Account N for Variable Annuities as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

              LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                 LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                            FINANCIAL STATEMENTS
                         DECEMBER 31, 2013 AND 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder of
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2013 and 2012, and the related statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP
                                                      Philadelphia,
                                                      Pennsylvania
                                                      April 1, 2014

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)


                                                                                                               AS OF DECEMBER 31,
                                                                                                              ---------------------
                                                                                                                 2013       2012
                                                                                                              ---------   ---------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
     Fixed maturity securities (amortized cost: 2013 -- $6,880; 2012 -- $6,708)                               $   7,259   $   7,580

     Equity securities (cost: 2012 -- $2)                                                                            --           3

   Mortgage loans on real estate                                                                                    521         423

   Policy loans                                                                                                     382         399

                                                                                                              ---------   ---------
        Total investments                                                                                         8,162       8,405

Cash and invested cash                                                                                               10          54

Deferred acquisition costs and value of business acquired                                                           586         452

Premiums and fees receivable                                                                                          8           1

Accrued investment income                                                                                           103          99

Reinsurance recoverables                                                                                            478         536

Reinsurance related embedded derivatives                                                                              8           9

Goodwill                                                                                                             60          60

Other assets                                                                                                        150         114

Separate account assets                                                                                           4,099       3,195

                                                                                                              ---------   ---------
        Total assets                                                                                          $  13,664   $  12,925

                                                                                                              =========   =========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                                      $   1,439   $   1,723

Other contract holder funds                                                                                       5,708       5,407

Short-term debt                                                                                                      11          --

Income taxes payable                                                                                                362         453

Other liabilities                                                                                                    64          58

Separate account liabilities                                                                                      4,099       3,195

                                                                                                              ---------   ---------
        Total liabilities                                                                                        11,683      10,836

                                                                                                              ---------   ---------

CONTINGENCIES AND COMMITMENTS (SEE NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 132,000 shares authorized, issued and outstanding                                                   941         941

Retained earnings                                                                                                   907         816

Accumulated other comprehensive income (loss)                                                                       133         332

                                                                                                              ---------   ---------
        Total stockholder's equity                                                                                1,981       2,089

                                                                                                              ---------   ---------
          Total liabilities and stockholder's equity                                                          $  13,664   $  12,925

                                                                                                              =========   =========


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)


                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                         ------------------------
                                                                                                          2013     2012     2011
                                                                                                         -------  -------  ------
REVENUES
Insurance premiums                                                                                       $  151   $  139   $ 128

Fee income                                                                                                  273      275     265

Net investment income                                                                                       419      421     417

Realized gain (loss):

   Total other-than-temporary impairment losses on securities                                               (10)     (22)    (26)

   Portion of loss recognized in other comprehensive income                                                   2       10       7

                                                                                                         -------  -------  ------
     Net other-than-temporary impairment losses on securities recognized in earnings                         (8)     (12)    (19)

     Realized gain (loss), excluding other-than-temporary impairment losses on securities                    (7)      (7)     (8)

                                                                                                         -------  -------  ------
        Total realized gain (loss)                                                                          (15)     (19)    (27)

                                                                                                         -------  -------  ------
     Total revenues                                                                                         828      816     783

                                                                                                         -------  -------  ------

EXPENSES
Interest credited                                                                                           204      207     207

Benefits                                                                                                    292      265     274

Commissions and other expenses                                                                              204      191     206

Impairment of intangibles                                                                                    --       --     102

                                                                                                         -------  -------  ------
   Total expenses                                                                                           700      663     789

                                                                                                         -------  -------  ------
     Income (loss) before taxes                                                                             128      153      (6)

     Federal income tax expense (benefit)                                                                    37       59      29

                                                                                                         -------  -------  ------
        Net income (loss)                                                                                    91       94     (35)

        Other comprehensive income (loss), net of tax:

          Unrealized gain (loss) on available-for-sale securities                                          (202)      83     186

          Unrealized other-than-temporary impairment on available-for-sale securities                         3       (1)      2

                                                                                                         -------  -------  ------
            Total other comprehensive income (loss), net of tax                                            (199)      82     188

                                                                                                         -------  -------  ------
               Comprehensive income (loss)                                                               $ (108)  $  176   $ 153

                                                                                                         =======  =======  ======


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                  ----------------------------
                                                                                                    2013      2012     2011
                                                                                                  --------  -------   --------
COMMON STOCK
Balance as of beginning-of-year                                                                   $   941   $   941   $   940

Stock compensation issued for benefit plans                                                            --        --         1

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        941       941       941

                                                                                                  --------  -------   --------

RETAINED EARNINGS
Balance as of beginning-of-year                                                                       816       722       830

Net income (loss)                                                                                      91        94       (35)

Dividends declared                                                                                     --        --       (73)

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        907       816       722

                                                                                                  --------  -------   --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                                       332       250        62

Other comprehensive income (loss), net of tax                                                        (199)       82       188

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        133       332       250

                                                                                                  --------  -------   --------
        Total stockholder's equity as of end-of-year                                              $ 1,981   $ 2,089   $ 1,913

                                                                                                  ========  =======   ========


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF CASH FLOWS
(IN MILLIONS)


                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                      --------------------------
                                                                                                       2013      2012     2011
                                                                                                      -------  --------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                     $   91   $    94   $  (35)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Deferred acquisition costs, value of business acquired,
     deferred sales inducements and deferred front-end
     loads deferrals and interest, net of amortization                                                    24        21       66

   Change in premiums and fees receivable                                                                 (7)        4       --

   Change in accrued investment income                                                                    (4)       (2)      (4)

   Change in future contract benefits and other contract holder funds                                   (196)     (178)     (75)

   Change in reinsurance related assets and liabilities                                                   (8)       32      (79)

   Change in federal income tax accruals                                                                  19        51       12

   Realized (gain) loss                                                                                   15        19       27

   Impairment of intangibles                                                                              --        --      102

   Other                                                                                                 (21)      (13)      43

                                                                                                      -------  --------  -------
     Net cash provided by (used in) operating activities                                                 (87)       28       57

                                                                                                      -------  --------  -------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                              (785)     (664)    (857)

Sales of available-for-sale securities                                                                    50        38      100

Maturities of available-for-sale securities                                                              561       567      500

Purchases of other investments                                                                          (170)     (335)    (132)

Sales or maturities of other investments                                                                  89       197      105

                                                                                                      -------  --------  -------
     Net cash provided by (used in) investing activities                                                (255)     (197)    (284)

                                                                                                      -------  --------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in short-term debt                                                                    11        --       --

Deposits of fixed account values, including the fixed portion of variable                                654       611      620

Withdrawals of fixed account values, including the fixed portion of variable                            (238)     (311)    (284)

Transfers to and from separate accounts, net                                                            (127)      (94)     (68)

Common stock issued for benefit plans and excess tax benefits                                             (2)       --        1

Dividends paid                                                                                            --        --      (73)

                                                                                                      -------  --------  -------
     Net cash provided by (used in) financing activities                                                 298       206      196

                                                                                                      -------  --------  -------
Net increase (decrease) in cash and invested cash                                                        (44)       37      (31)

Cash and invested cash, as of beginning-of-year                                                           54        17       48

                                                                                                      -------  --------  -------
     Cash and invested cash, as of end-of-year                                                        $   10   $    54   $   17

                                                                                                      =======  ========  =======


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS

Lincoln Life & Annuity Company of New York ("LLANY" or the "Company," which also may be referred to as "we," "our" or "us") a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Ultimate Parent"), is domiciled in the state of New York. LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability). These products are marketed primarily through personal-producing general agents and brokers throughout the U.S. LLANY is licensed and sells its products throughout the U.S. and several U.S. territories. See Note 19 for additional information.

BASIS OF PRESENTATION

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
We use the acquisition method of accounting for all business combination transactions and, accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT
Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

  - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
  - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
  - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS
Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing

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the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

  - Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
  - Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").


  - State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
  - Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST
We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

  - The estimated range and average period until recovery;
  - The estimated range and average holding period to maturity;
  - Remaining payment terms of the security;
  - Current delinquencies and nonperforming assets of underlying collateral;
  - Expected future default rates;
  - Collateral value by vintage, geographic region, industry concentration or property type;

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  - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
  - Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

  - The current economic environment and market conditions;
  - Our business strategy and current business plans;
  - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;


  - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
  - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
  - The capital risk limits approved by management; and
  - Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

  - Historical and implied volatility of the security;
  - Length of time and extent to which the fair value has been less than amortized cost;
  - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
  - Failure, if any, of the issuer of the security to make scheduled payments;
    and
  - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
  - Fundamentals of the industry in which the issuer operates;
  - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
  - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
  - Expectations regarding defaults and recovery rates;
  - Changes to the rating of the security by a rating agency; and
  - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery

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value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
  - Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
  - Susceptibility to fair value fluctuations for changes in the interest rate environment;
  - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
  - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
  - Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
  - Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to

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tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS
Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

DERIVATIVE INSTRUMENTS
We have certain variable annuity products with guaranteed withdrawal benefits ("GWB") and guaranteed income benefits ("GIB") features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets. These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

CASH AND INVESTED CASH
Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Acquisition costs directly related to successful contract acquisitions or renewals of Universal Life ("UL") insurance, Variable Universal Life ("VUL") insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss). DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years. Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance

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contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain
(loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE
We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of modified coinsurance ("Modco") agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test. The results of one test on one reporting unit cannot subsidize the results of another reporting unit. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required. In Step 2, the implied fair value of goodwill is determined for the reporting unit. The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES
Other assets consist primarily of guaranteed living benefit ("GLB") reserves embedded derivatives, DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date and other prepaid expenses. Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

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The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Certain amounts reported in prior years' financial statements have been reclassified to conform to the presentation adopted in the current year. Specifically, income taxes payable were reclassified from other liabilities to a separate line item. This reclassification had no effect on net income or stockholder's equity of the prior years.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.



We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit ("GLB") feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income
(Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 43 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values,

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2013 and 2012, participating policies comprised approximately 4% of the face amount of insurance in force, and dividend expenses were $18 million, $21 million and $24 million for the years ended December 31, 2013, 2012 and 2011, respectively.



Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

FEE INCOME
Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS
Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income
(Loss).

REALIZED GAIN (LOSS)
Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, and net gains and losses on reinsurance embedded derivatives. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2011 through 2013 ranged from 1% to 10%.

BENEFITS
Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Our employees participate in the pension and post-retirement benefit plans that are sponsored by LNC and LNL. Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

STOCK-BASED COMPENSATION
In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves our stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income
(Loss).

INCOME TAXES
We file a U.S. consolidated income tax return with LNC and its subsidiaries. Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
2. NEW ACCOUNTING STANDARDS


ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards ("IFRS"). In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 requires an entity to provide enhanced disclosures about certain financial instruments and derivative instruments, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. We adopted the disclosure requirements of ASU 2011-11, after considering the scope clarification in ASU 2013-01, as of January 1, 2013, and have included the required disclosures for all comparative periods in Note 4.

COMPREHENSIVE INCOME TOPIC
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. We adopted the disclosure requirements in ASU 2013-02 as of January 1, 2013, and have included the required disclosure in
Note 11.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL SERVICES -- INVESTMENT COMPANIES TOPIC
In June 2013, the FASB issued ASU No. 2013-08, "Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. As a result of applying the new criteria in ASU 2013-08, an entity once considered an investment company may no longer meet the new criteria to be classified as such, and conversely, an entity not classified as an investment company under current GAAP may satisfy the criteria to be classified as such upon the adoption of ASU 2013-08. If an entity is no longer classified as an investment company, it must discontinue the application of investment company accounting guidance and present the change in status through a cumulative effect adjustment to the beginning balance of retained earnings in the period of adoption. If an entity becomes classified as an investment company, ASU 2013-08 should be applied prospectively with the effect of adoption recognized as an adjustment to opening net assets for the period of adoption. The amendments in ASU 2013-08 are effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application prohibited. We will adopt the requirements in ASU 2013-08 effective January 1, 2014, and are currently evaluating the impact of adoption on our financial condition and results of operations.

INCOME TAXES TOPIC
In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11") in order to explicitly define the financial statement presentation requirements in GAAP. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in the ASU are effective prospectively for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application permitted. We will adopt the requirements of ASU 2013-11 effective January 1, 2014, and will include the new disclosure requirements in the notes to our financial statements.

OTHER EXPENSES TOPIC
In July 2011, the FASB issued ASU No. 2011-06, "Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06") in order to address the question of how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act. The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year. If a fee payment is required in the applicable year, ASU 2011-06 requires the health insurer to record the liability in full with a corresponding deferred cost that is amortized to expense using a straight-line method of allocation over the applicable year. The ASU indicates that the annual fee does not meet the definition of an acquisition cost in accordance with Topic 944 of the FASB ASC. The amendments in ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. We will adopt the requirements of ASU 2011-06 effective January 1, 2014. The amendments will not have a material effect on our financial condition and results of operations.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
3. INVESTMENTS


AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.



The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                                                                 AS OF DECEMBER 31, 2013
                                                                                   -------------------------------------------------
                                                                                    AMORTIZED        GROSS UNREALIZED          FAIR
                                                                                                 ------------------------
                                                                                      COST        GAINS   LOSSES     OTTI      VALUE
                                                                                   ----------    ------   ------    -----    -------
FIXED MATURITY SECURITIES:
Corporate bonds.............................................................         $ 5,920     $ 443     $ 114     $10     $ 6,239
U.S. government bonds.......................................................              28         4        --      --          32
Foreign government bonds....................................................              41         4        --      --          45
RMBS........................................................................             455        33        --       4         484
CMBS........................................................................              49         2         1       1          49
CLOs........................................................................              18        --        --      --          18
State and municipal bonds...................................................             282        18         2      --         298
Hybrid and redeemable preferred securities..................................              87        10         3      --          94
                                                                                   ----------    ------   ------    -----    -------
      Total fixed maturity AFS securities...................................         $ 6,880     $ 514     $ 120     $15     $ 7,259
                                                                                   ==========    ======   ======    =====    =======

                                                                                                 AS OF DECEMBER 31, 2012
                                                                                   -------------------------------------------------
                                                                                    AMORTIZED        GROSS UNREALIZED          FAIR
                                                                                                 ------------------------
                                                                                      COST        GAINS   LOSSES     OTTI      VALUE
                                                                                   ----------    ------   ------    -----    -------
FIXED MATURITY SECURITIES:
Corporate bonds.............................................................         $ 5,541     $ 799     $  49     $11     $ 6,280
U.S. government bonds.......................................................              29         7        --      --          36
Foreign government bonds....................................................              44         8        --      --          52
RMBS........................................................................             619        59        --       8         670
CMBS........................................................................              76         5         2       1          78
CLOs........................................................................              15        --        --      --          15
State and municipal bonds...................................................             285        56        --      --         341
Hybrid and redeemable preferred securities..................................              99        13         4      --         108
                                                                                   ----------    ------   ------    -----    -------
      Total fixed maturity securities.......................................           6,708       947        55      20       7,580
Equity securities...........................................................               2         1        --      --           3
                                                                                   ----------    ------   ------    -----    -------
         Total AFS securities...............................................         $ 6,710     $ 948     $  55     $20     $ 7,583
                                                                                   ==========    ======   ======    =====    =======

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2013, were as follows:

                                                                                     AMORTIZED       FAIR
                                                                                       COST          VALUE
                                                                                     ---------     -------
Due in one year or less.........................................................      $   165      $   169
Due after one year through five years...........................................        1,316        1,452
Due after five years through ten years..........................................        1,832        1,944
Due after ten years.............................................................        3,045        3,143
                                                                                     ---------     -------
   Subtotal.....................................................................        6,358        6,708
                                                                                     ---------     -------
MBS.............................................................................          504          533
CDOs............................................................................           18           18
                                                                                     ---------     -------
      Total fixed maturity AFS securities.......................................      $ 6,880      $ 7,259
                                                                                     =========     =======

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)


The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                    AS OF DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        ------------------------     --------------------     ----------------------
                                                                         GROSS                    GROSS                      GROSS
                                                                      UNREALIZED               UNREALIZED                 UNREALIZED
                                                           FAIR       LOSSES AND     FAIR      LOSSES AND       FAIR      LOSSES AND
                                                           VALUE         OTTI        VALUE        OTTI          VALUE        OTTI
                                                        ---------     ----------     -----     ----------     -------     ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $ 1,332        $ 85        $ 192        $ 39        $ 1,524        $ 124
Foreign government bonds..............................          2          --           --          --              2           --
RMBS..................................................         59           1           24           3             83            4
CMBS..................................................          8           1            3           1             11            2
CLOs..................................................         18          --           --          --             18           --
State and municipal bonds.............................         39           1            5           1             44            2
Hybrid and redeemable preferred securities............         10          --           13           3             23            3
                                                        ---------     ----------     -----     ----------     -------     ----------
         Total fixed maturity AFS securities..........    $ 1,468        $ 88        $ 237        $ 47        $ 1,705        $ 135
                                                        =========     ==========     =====     ==========     =======     ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                         380
                                                                                                                          ==========

                                                                                    AS OF DECEMBER 31, 2012
                                                          --------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                          ----------------------     --------------------     ----------------------
                                                                         GROSS                    GROSS                      GROSS
                                                                      UNREALIZED               UNREALIZED                 UNREALIZED
                                                           FAIR       LOSSES AND     FAIR      LOSSES AND       FAIR      LOSSES AND
                                                           VALUE         OTTI        VALUE        OTTI          VALUE        OTTI
                                                          -------     ----------     -----     ----------     -------     ----------
FIXED MATURITY SECURITIES:
Corporate bonds.........................................  $   267        $ 14        $ 150        $ 46        $   417        $  60
RMBS....................................................       34           5           15           3             49            8
CMBS....................................................       --           2            8           1              8            3
Hybrid and redeemable preferred securities..............       --          --           32           4             32            4
                                                          -------     ----------     -----     ----------     -------     ----------
         Total fixed maturity AFS securities............  $   301        $ 21        $ 205        $ 54        $   506        $  75
                                                          =======     ==========     =====     ==========     =======     ==========
Total number of AFS securities in an unrealized loss
 position...............................................                                                                       167
                                                                                                                          ==========

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                                                  AS OF DECEMBER 31, 2013
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE      LOSSES      OTTI     SECURITIES(1)
                                                                                       -----     -------     -----     -------------
Less than six months..........................................................         $  1       $  --       $ --            1
Twelve months or greater......................................................           71          22          9           30
                                                                                       -----     -------     -----     -------------
   Total......................................................................         $ 72       $  22       $  9           31
                                                                                       =====     =======     =====     =============

                                                                                                  AS OF DECEMBER 31, 2012
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE      LOSSES      OTTI     SECURITIES(1)
                                                                                       -----     -------     -----     -------------
Less than six months..........................................................         $  5       $   1       $ --            3
Nine months or greater, but less than twelve months...........................            1          --         --            2
Twelve months or greater......................................................           73          43         13           42
                                                                                       -----     -------     -----     -------------
   Total......................................................................         $ 79       $  44       $ 13           47
                                                                                       =====     =======     =====     =============

--------------
(1) We may reflect a security in more than one aging category based on various purchase dates.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)


We regularly review our investment holdings for OTTI. Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $60 million for the year ended December 31, 2013. As discussed further below, we believe the unrealized loss position as of December 31, 2013, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2013, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2013, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2013, the unrealized losses associated with our MBS and CLOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each temporarily impaired security.

As of December 31, 2013, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.



Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                             -----------------------
                                              2013    2012     2011
                                             ------   ------  ------
Balance as of beginning-of-year...........   $  53    $  61    $ 47
   Increases attributable to:
      Credit losses on securities for
        which an OTTI was not
        previously recognized.............       5        9      10
      Credit losses on securities for
        which an OTTI was
        previously recognized.............       4        5      11
   Decreases attributable to:
      Securities sold.....................     (15)     (22)     (7)
                                             ------   ------  ------
        Balance as of end-of-year.........   $  47    $  53    $ 61
                                             ======   ======  ======

During 2013, 2012 and 2011, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

  - Failure of the issuer of the security to make scheduled payments;
  - Deterioration of creditworthiness of the issuer;
  - Deterioration of conditions specifically related to the security;
  - Deterioration of fundamentals of the industry in which the issuer operates; and
  - Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York, which accounted for approximately 71% and 60% of mortgage loans on real estate as of December 31, 2013 and 2012, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

                                                 AS OF DECEMBER 31,
                                                 ------------------
                                                  2013        2012
                                                 -----       ------
Current......................................    $ 521       $  423
Unamortized premium (discount)...............       --           --
                                                 -----       ------
   Total carrying value......................    $ 521       $  423
                                                 =====       ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)



There were no impaired mortgage loans on real estate as of December 31, 2013 and 2012.

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

                                                            AS OF DECEMBER 31, 2013                    AS OF DECEMBER 31, 2012
                                                     -------------------------------------     -------------------------------------
                                                                                    DEBT-                                     DEBT-
                                                                                   SERVICE                                   SERVICE
                                                     PRINCIPAL        % OF        COVERAGE      PRINCIPAL       % OF        COVERAGE
                                                      AMOUNT          TOTAL         RATIO        AMOUNT         TOTAL         RATIO
                                                     ---------     ---------     ---------     ----------     --------     ---------
Less than 65%.....................................     $ 498         95.6%          2.15         $ 400          94.6%         1.86
65% to 74%........................................        13          2.5%          1.59            12           2.8%         1.50
75% to 100%.......................................        10          1.9%          0.61            11           2.6%         0.59
                                                     ---------     ---------                   ----------     --------
   Total mortgage loans on real estate............     $ 521        100.0%                       $ 423        100.0%
                                                     =========     =========                   ==========     ========



NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     ------------------------------
                                     2013        2012        2011
                                     ------      ------     -------
Fixed maturity AFS
   securities...................     $ 377       $ 381      $  382
Mortgage loans on
   real estate..................        22          18          14
Policy loans....................        21          24          23
Commercial mortgage
   loan prepayment and
   bond make-whole
   premiums.....................         6           5           5
                                     ------      ------     -------
   Investment income............       426         428         424
Investment expense..............        (7)         (7)         (7)
                                     ------      ------     -------
   Net investment income........     $ 419       $ 421      $  417
                                     ======      ======     =======

REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     ------------------------------
                                     2013        2012        2011
                                     -----      -------      ------
Fixed maturity AFS securities:
   Gross gains..................     $  1       $    1       $   2
   Gross losses.................      (10)         (17)        (31)
Associated amortization of
   DAC, VOBA, DSI and DFEL
   and changes in other
   contract holder funds........       (2)          --           3
                                     -----      -------      ------
   Total realized gain (loss)
      related to certain
      investments...............     $(11)       $ (16)      $ (26)
                                     =====      =======      ======



Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012        2011
                                      -----      ------      ------
OTTI RECOGNIZED IN
   NET INCOME (LOSS)
Fixed maturity securities:
Corporate bonds...................    $ (3)      $  (6)      $  (2)
RMBS..............................      (4)         (3)        (14)
CMBS..............................      (2)         (5)         (8)
                                      -----      ------      ------
   Gross OTTI recognized in
      net income (loss)...........      (9)        (14)        (24)
   Associated amortization
      of DAC, VOBA, DSI,
      and DFEL....................       1           2           5
                                      -----      ------      ------
      Net OTTI recognized in
        net income (loss),
        pre-tax...................    $ (8)      $ (12)      $ (19)
                                      =====      ======      ======
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI......    $  2       $  11       $   8
Change in DAC, VOBA,
   DSI and DFEL...................      --          (1)         (1)
                                      -----      ------      ------
   Net portion of OTTI
      recognized in OCI,
      pre-tax.....................    $  2       $  10       $   7
                                      =====      ======      ======

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CLOS
As of December 31, 2013 and 2012, we reviewed our corporate bond and CLO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)



DETERMINATION OF CREDIT LOSSES ON MBS
As of December 31, 2013 and 2012, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions. With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

INVESTMENT COMMITMENTS

As of December 31, 2013, our investment commitments were $29 million, which included $20 million of private placement securities and $9 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2013 and 2012, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $284 million and $392 million, respectively, or 4% and 5% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $136 million and $184 million, respectively, or 2% of our invested assets portfolio. These investments are included in corporate bonds in the tables above.

As of December 31, 2013 our most significant investments in one industry were our investment securities in the electric industry with a fair value of $808 million, or 10% of our invested assets portfolio and our investments in the food and beverage industry with a fair value of $428 million, or 5% of our invested assets portfolio. As of December 31, 2012 our most significant investments in one industry were our investment securities in the electric industry with a fair value of $843 million, or 10% of our invested assets portfolio and our investment securities in the CMO industry with a fair value of $500 million, or 6%, of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $13 million and $14 million as of December 31, 2013 and 2012, respectively.





--------------------------------------------------------------------------------
4. DERIVATIVE INSTRUMENTS


EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES
We transfer the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of the changes in embedded derivative guaranteed living benefits ("GLB") reserves caused by those same factors. The hedge positions are re-balanced based upon changes in these factors as needed. While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and the ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosure Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

REINSURANCE RELATED EMBEDDED DERIVATIVES
We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
4. DERIVATIVE INSTRUMENTS (CONTINUED)


Embedded derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                            AS OF DECEMBER 31, 2013                   AS OF DECEMBER 31, 2012
                                                     ------------------------------------       ------------------------------------
                                                     NOTIONAL            FAIR VALUE             NOTIONAL            FAIR VALUE
                                                                    ---------------------                      ---------------------
                                                      AMOUNTS        ASSET      LIABILITY        AMOUNTS        ASSET      LIABILITY
                                                     --------       ------      ---------       --------       ------      ---------
Reinsurance related(1)..........................       $ --          $  8         $ --            $ --          $ 9          $ --
GLB reserves(2).................................         --            36           --              --           --            --
GLB reserves(2).................................         --            --           36              --           --            51
                                                     --------       ------      ---------       --------       ------      ---------
   Total embedded derivative instruments........       $ --          $ 44         $ 36            $ --          $ 9          $ 51
                                                     ========       ======      =========       ========       ======      =========

-------------
(1)  Reported in reinsurance related embedded derivatives on our Balance
     Sheets.
(2)  Reported in other assets on our Balance Sheets.
(3)  Reported in other liabilities on our Balance Sheets.


The gains (losses) on embedded derivative instruments (in millions), recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                          2013      2012     2011
                                          -----    -----     ------
Reinsurance related(1).................   $  1      $ --     $  --
Other assets - GLB reserves(1).........    (88)       --        --
Other liabilities - GLB reserves(1)....     88        50       (77)

-------------
(1)  Reported in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).






BALANCE SHEET OFFSETTING

Information related to our embedded derivative instruments and the effects of offsetting on our Balance Sheets (in millions) were as follows as of December 31, 2013:

FINANCIAL ASSETS
Gross amount of recognized assets.......................     $ 44
Gross amounts offset....................................       --
                                                            -----
   Net amount of assets.................................       44
Gross amounts not offset:
   Financial instruments................................       --
    Cash collateral received............................       --
                                                            -----
      Net amount........................................     $ 44
                                                            =====
FINANCIAL LIABILITIES
Gross amount of recognized liabilities..................     $ 36
Gross amounts offset....................................       --
                                                            -----
   Net amount of liabilities............................       36
Gross amounts not offset:
    Cash collateral received............................       --
   Cash collateral pledged..............................       --
                                                            -----
      Net amount........................................     $ 36
                                                            =====




--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES
The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                       ---------------------------
                                       2013       2012       2011
                                       -----      -----      -----
Current............................    $ 38       $ 11       $ 19
Deferred...........................      (1)        48         10
                                       -----      -----      -----
   Federal income tax expense
      (benefit)....................    $ 37       $ 59       $ 29
                                       =====      =====      =====

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
5. FEDERAL INCOME TAXES (CONTINUED)



A reconciliation of the effective tax rate differences (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                         -----------------------------
                                         2013        2012       2011
                                         -------    -------     ------
Tax rate times pre-tax income........    $ 45       $  54       $  (2)
Effect of:
   Separate account dividend
      received deduction.............      (6)         (5)         (5)
   Tax credits.......................      (1)         (1)         (1)
   Goodwill..........................      --          --          36
   Change in uncertain tax
      positions......................      --          (4)          1
   Other items.......................      (1)         15          --
                                         -------    -------     ------
      Federal income tax expense
         (benefit)...................    $ 37       $  59       $  29
                                         =======    =======     ======
Effective tax rate...................      29%         38%         NM
                                         =======    =======     ======

The effective tax rate is the ratio of tax expense over pre-tax income (loss). Since the pre-tax income of $(6) million resulted in tax expense of $29 million in 2011, the effective tax rate was not meaningful. The benefit for tax credits is attributable to foreign tax credits.

The federal income tax asset (liability) (in millions) was as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  -------    --------
Current......................................     $  (48)    $   (30)
Deferred.....................................       (314)       (423)
                                                  -------    --------
   Total federal income tax asset
      (liability)............................     $ (362)    $  (453)
                                                  =======    ========

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  -------    --------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds.....................     $   27     $    36
Investments..................................         --           4
Guarantee assessments........................         --           6
Other........................................          2           1
                                                  -------    --------
Total deferred tax assets....................         29          47
                                                  -------    --------
DEFERRED TAX LIABILITIES
DAC..........................................        123          95
VOBA.........................................         67          51
Net unrealized gain on AFS securities........        134         307
Investments..................................          2          --
Other........................................         17          17
                                                  -------    --------
   Total deferred tax liabilities............        343         470
                                                  -------    --------
      Net deferred tax asset (liability).....     $ (314)    $  (423)
                                                  =======    ========



Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2013 and 2012, $1 million of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                      FOR THE
                                                    YEARS ENDED
                                                   DECEMBER 31,
                                                ------------------
                                                 2013        2012
                                                -----       ------
Balance as of beginning-of-year...............   $ 8        $  22
   Decreases for prior year tax positions.....    --          (12)
   Decreases for lapse of statute of
      limitations.............................    --           (2)
                                                -----       ------
      Balance as of end-of-year...............   $ 8        $   8
                                                =====       ======

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2013, 2012 and 2011, we recognized interest and penalty expense (benefit) related to uncertain tax positions of zero, $(3) million and $1 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $2 million as of December 31, 2013 and 2012.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. We are currently under examination by the Internal Revenue Service ("IRS") for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. We have protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------
6. DAC, VOBA, DSI AND DFEL


Changes in DAC (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                        --------------------------
                                        2013      2012       2011
                                        ------    ------    ------
Balance as of beginning-of-year.....    $ 304     $ 321     $ 339
   Deferrals........................       80        68        68
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................      (45)      (42)      (37)
      Unlocking.....................        4        (7)       (1)
   Adjustment related to realized
      (gains) losses................       (3)       (3)        2
   Adjustment related to
      unrealized (gains) losses.....       53       (33)      (50)
                                        ------    ------    ------
        Balance as of end-of-year...    $ 393     $ 304     $ 321
                                        ======    ======    ======

Changes in VOBA (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       ---------------------------
                                        2013      2012       2011
                                       -------    ------    ------
Balance as of beginning-of-year.....    $ 148     $ 200     $ 319
   Deferrals........................        1        --         1
   Amortization:
      Amortization, excluding
        unlocking...................      (31)      (41)      (51)
      Unlocking.....................      (36)       (6)      (22)
   Accretion of interest(1).........       15        17        20
   Adjustment related to
      unrealized (gains) losses.....       96       (22)      (67)
                                       -------    ------    ------
        Balance as of end-of-year...    $ 193     $ 148     $ 200
                                       =======    ======    ======

-------------
(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.




Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2013, was as follows:

2014.........................................  $21
2015.........................................   19
2016.........................................   18
2017.........................................   17
2018.........................................   16

Changes in DSI (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       --------------------------
                                       2013       2012      2011
                                       -----     ------     -----
Balance as of beginning-of-year.....    $ 9       $ 12      $ 13
   Deferrals........................      1          1         1
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................     (1)        (2)       (2)
   Adjustment related to
      unrealized (gains) losses.....      2         (2)       --
                                       -----     ------     -----
        Balance as of end-of-year...    $11       $  9      $ 12
                                       =====     ======     =====

Changes in DFEL (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       ---------------------------
                                        2013      2012       2011
                                       ------     -----     ------
Balance as of beginning-of-year.....   $  74      $ 82      $ 101
   Deferrals........................      26        29         40
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................     (12)      (15)       (11)
      Unlocking.....................      (2)       (6)        (6)
   Adjustment related to
      unrealized (gains) losses.....      40       (16)       (42)
                                       ------     -----     ------
        Balance as of end-of-year...   $ 126      $ 74      $  82
                                       ======     =====     ======


--------------------------------------------------------------------------------
7. REINSURANCE


The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ----------------------------
                                       2013       2012      2011
                                      -------    -------   -------
Direct insurance premiums
   and fee income..................   $  605     $  578    $  552
Reinsurance ceded..................     (181)      (164)     (159)
                                      -------    -------   -------
   Total insurance premiums
      and fee income...............   $  424     $  414    $  393
                                      =======    =======   =======
Direct insurance benefits..........   $  541     $  472    $  458
Reinsurance recoveries netted
   against benefits................     (249)      (207)     (184)
                                      -------    -------   -------
   Total benefits..................   $  292     $  265    $  274
                                      =======    =======   =======

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.

Under our reinsurance program, we reinsure 20% to 25% of the mortality risk on newly issued non-term life insurance contracts and 25% to 30% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2013, the reserves associated with these reinsurance arrangements totaled $4 million.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
7. REINSURANCE (CONTINUED)


Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. The amounts recoverable from reinsurers were $442 million and $536 million as of December 31, 2013 and 2012. We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us. We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.



--------------------------------------------------------------------------------
8. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS


The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                             -------------------------------------------------------
                                                                              ACQUISITION   CUMULATIVE
                                                                                BALANCE     IMPAIRMENT
                                                                                 AS OF         AS OF                        BALANCE
                                                                              BEGINNING-    BEGINNING-                    AS OF END-
                                                                                OF-YEAR       OF-YEAR      IMPAIRMENT       OF-YEAR
                                                                             ------------   -----------    -----------    ----------
Annuities.................................................................      $  26         $   --           $--           $ 26
Life Insurance............................................................        136           (102)           --             34
                                                                             ------------   -----------    -----------    ----------
      Total goodwill......................................................      $ 162         $ (102)          $--           $ 60
                                                                             ============   ===========    ===========    ==========

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                             -------------------------------------------------------
                                                                              ACQUISITION   CUMULATIVE
                                                                                BALANCE     IMPAIRMENT
                                                                                 AS OF         AS OF                        BALANCE
                                                                              BEGINNING-    BEGINNING-                    AS OF END-
                                                                                OF-YEAR        OF-YEAR      IMPAIRMENT      OF-YEAR
                                                                             ------------   -----------    -----------    ----------
Annuities.................................................................      $  26         $   --           $--           $ 26
Life Insurance............................................................        136           (102)           --             34
                                                                             ------------   -----------    -----------    ----------
      Total goodwill......................................................      $ 162         $ (102)          $--           $ 60
                                                                             ============   ===========    ===========    ==========


We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2013 and 2012, our Annuities reporting unit passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities reporting unit passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time.

The gross carrying amounts and accumulated amortization (in millions) for the major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                    GROSS                      GROSS
                                                                                  CARRYING    ACCUMULATED    CARRYING    ACCUMULATED
                                                                                   AMOUNT    AMORTIZATION     AMOUNT    AMORTIZATION
                                                                                  --------   -------------  ---------  -------------

Life Insurance:
   Sales force.................................................................      $7           $2            $7           $2

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2013.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
9. GUARANTEED BENEFIT FEATURES


Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------   ---------
RETURN OF NET DEPOSITS
Total account value.........................    $  3,102    $  2,427
Net amount at risk(1).......................           3          14
Average attained age of contract
   holders..................................    57 YEARS    56 years
MINIMUM RETURN
Average attained age of contract
   holders..................................    81 YEARS    80 years
Guaranteed minimum return...................          5%          5%
ANNIVERSARY CONTRACT VALUE
Total account value.........................    $  1,174    $    990
Net amount at risk(1).......................           8          78
Average attained age of contract
   holders..................................    67 YEARS    66 years

------------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2013, to December 31, 2012, was attributable primarily to the increase in the equity markets during 2013.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance
Sheets:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              ---------------------
                                               2013    2012   2011
                                              -----   -----   -----
Balance as of beginning-of-year............    $  2    $ 2    $  1
   Changes in reserves.....................      --      1       3
   Benefits paid...........................      --     (1)     (2)
                                              -----   -----   -----
        Balance as of end-of-year..........    $  2    $ 2    $  2
                                              =====   =====   =====

VARIABLE ANNUITY CONTRACTS
Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                               AS OF DECEMBER 31,
                                               ----------------------
                                                 2013        2012
                                               ----------  ----------
ASSET TYPE
Domestic equity............................    $ 1,452     $ 1,113
International equity.......................        634         500
Bonds......................................        899         728
Money market...............................        409         264
                                               ----------  ----------
   Total...................................    $ 3,394     $ 2,605
                                               ==========  ==========
Percent of total variable annuity
   separate account values.................         91%         90%

SECONDARY GUARANTEE PRODUCTS
Future contract benefits also includes reserves for our secondary guarantee products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 23% of total life insurance in-force reserves as of December 31, 2013, and 40% of total sales for the year ended December 31, 2013.



--------------------------------------------------------------------------------
10. CONTINGENCIES AND COMMITMENTS



CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Regulatory bodies, such as state insurance departments, the U.S. Securities and Exchange Commission ("SEC"), Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
10. CONTINGENCIES AND COMMITMENTS (CONTINUED)


Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2013, LNC, LLANY's ultimate parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $220 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

During 2013, we entered into a Global Resolution Agreement with multiple states' treasury and controller offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. Under the terms of the Global Resolution Agreement, a third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Death Master File ("SSDMF") to identify deceased insureds and contract holders where a valid claim has not been made. In addition, we entered into a Regulatory Settlement Agreement with the insurance regulators of seven states to settle regulatory inquiries and examinations with respect to our processes for identifying and paying claims and benefits in the future. The Regulatory Settlement Agreement becomes effective when a minimum of 20 states have agreed to participate in the resolution. As part of the settlement, we have agreed to reimburse the participating states for a portion of the costs of such examinations. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSDMF to identify unclaimed death benefits, and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

COMMITMENTS

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2013, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business. However, we do have a concentration in a market and geographic area in which business is conducted. For the year ended December 31, 2013, approximately 97% of the premiums, on the basis of statutory accounting principles ("SAP"), were generated in New York.

OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments of $1 million and $17 million as of December 31, 2013 and 2012, respectively.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
11. SHARES AND STOCKHOLDER'S EQUITY


All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                      ------------------------------
                                                                                                       2013       2012       2011
                                                                                                      -------    -------    --------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year...................................................................    $  341     $  258     $    72
   Unrealized holding gains (losses) arising during the year......................................      (508)       226         366
   Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds.............       186       (139)        (94)
   Income tax benefit (expense)...................................................................       113        (14)       (103)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)................        (9)       (16)        (29)
      Associated amortization of DAC, VOBA, DSI and DFEL..........................................        (2)        --           3
      Income tax benefit (expense)................................................................         4          6           9
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $  139     $  341     $   258
                                                                                                      =======    =======    ========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year...................................................................    $  (10)    $   (9)    $   (11)
(Increases) attributable to:
   Gross OTTI recognized in OCI during the year...................................................        (2)       (11)         (8)
   Change in DAC, VOBA, DSI and DFEL..............................................................        --          1           1
   Income tax benefit (expense)...................................................................         1          3           3
Decreases attributable to:
   Sales, maturities or other settlements of AFS securities.......................................         7         13          12
   Change in DAC, VOBA, DSI and DFEL..............................................................        (1)        (3)         (3)
   Income tax benefit (expense)...................................................................        (2)        (4)         (3)
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $   (7)    $  (10)    $    (9)
                                                                                                      =======    =======    ========
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year...................................................................    $    1     $    1     $     1
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $    1     $    1     $     1
                                                                                                      =======    =======    ========

The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2013, and the associated line item in the Statements of Comprehensive Income (Loss):

UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Gross reclassification.....................................     $ (9)     Total realized gain (loss)
Associated amortization of DAC, VOBA, DSI and DFEL.........       (2)     Total realized gain (loss)
   Reclassification before income tax benefit (expense)....      (11)     Income (loss) from continuing operations before taxes
   Income tax benefit (expense)............................        4      Federal income tax expense (benefit)
                                                                -----
      Reclassification, net of income tax..................     $ (7)     Net income (loss)
                                                                =====
UNREALIZED OTTI ON AFS SECURITIES
Gross reclassification.....................................     $  7      Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL..........................       (1)     Total realized gain (loss)
   Reclassification before income tax benefit (expense)....        6      Income (loss) from continuing operations before taxes
   Income tax benefit (expense)............................       (2)     Federal income tax expense (benefit)
                                                                -----
      Reclassification, net of income tax..................     $  4      Net income (loss)
                                                                =====

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
12. REALIZED GAIN (LOSS)


Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                              -----------------------
                                              2013     2012     2011
                                              ------   ------  ------
Total realized gain (loss) related to
   certain investments(1)..................   $ (11)   $ (16)  $ (26)
Variable annuity net derivatives
   results:(2)
   Gross gain (loss).......................      (3)      (1)     --
   Associated amortization of DAC,
      VOBA, DSI and DFEL...................      (1)      (2)     (1)
                                              ------   ------  ------
         Total realized gain (loss)........   $ (15)   $ (19)  $ (27)
                                              ======   ======  ======

-------------
(1)  See "Realized Gain (Loss) Related to Certain Investments" section in Note
     3.
(2) Includes the net difference in the change in embedded derivative reserves of our GLB products.



--------------------------------------------------------------------------------
13. COMMISSIONS AND OTHER EXPENSES


Details underlying commissions and other expenses (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ---------------------------
                                       2013       2012       2011
                                      -----      -----      -----
Commissions.....................      $  97      $  82      $  80
General and administrative
   expenses.....................         78         79         68
DAC and VOBA deferrals
   and interest, net of
   amortization.................         12         11         22
Taxes, licenses and fees........         17         19         36
                                      -----      -----      -----
      Total.....................      $ 204      $ 191      $ 206
                                      =====      =====      =====






--------------------------------------------------------------------------------
14. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS


LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the dates the plan was frozen. Interest credits continue until the participant's benefit is paid.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
14. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.



--------------------------------------------------------------------------------
15. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS


DEFINED CONTRIBUTION PLANS

LNC and LNL sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents, including those of LLANY. LNC and LNL make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under
Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2013, 2012 and 2011, expenses for these plans were $3 million, $3 million and $2 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and LNL sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors. LLANY participates in five of these deferred compensation plans. LLANY's associated liability for these plans was $3 million and $2 million as of December 31, 2013 and 2012, respectively, which is reported in other liabilities on our Balance Sheets.

DEFERRED COMPENSATION PLAN FOR EMPLOYEES
Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. LNC makes matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans. The amounts of LNC contributions are calculated in accordance with the plan document. Our expenses for this plan were less than $1 million for the years ended December 31, 2013, 2012 and 2011.

DEFERRED COMPENSATION PLANS FOR AGENTS
LNL sponsors three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, LNL agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The amounts of LNL's contributions are calculated and made in accordance with the plans' documents. Our expenses for these plans were not significant for the years ended December 31, 2013, 2012 and 2011.



--------------------------------------------------------------------------------
16. STOCK-BASED INCENTIVE COMPENSATION PLANS


Our employees and agents are included in LNC's two stock-based incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights, restricted stock units and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises. Total compensation expense for stock-based incentive compensation plans was not material for the years ended December 31, 2013, 2012, and 2011.



--------------------------------------------------------------------------------
17. STATUTORY INFORMATION AND RESTRICTIONS


We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the New York Department of Insurance, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
17. STATUTORY INFORMATION AND RESTRICTIONS (CONTINUED)


We are subject to the applicable laws and regulations of our state of domicile. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----       ------
U.S. capital and surplus......................     $713         $648

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                             ----------------------
                                              2013   2012    2011
                                             ------  -----  -------
U.S. net gain (loss) from operations,
   after-tax...............................  $ 166   $ 82   $  (99)
U.S. net income (loss).....................    161     74     (121)
U.S. dividends to LNL......................     --     --       73

The increase in statutory net income (loss) when comparing 2013 to 2012 was due primarily to an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and higher forward interest rates.

The increase in statutory net income (loss) when comparing 2012 to 2011 was due primarily to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves and the use of a more conservative valuation interest rate on certain annuities.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----        -----
Calculation of reserves using
   continuous CARVM...........................     $(2)         $(2)
Conservative valuation rate on certain
   annuities..................................      (1)          (1)



During the third quarter of 2013, the New York Department of Financial Services ("NYDFS") announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, effective December 31, 2013, impacts the Company, notwithstanding that the Company discontinued the sale of these products in early 2013. We expect to phase in the increase in reserves over five years beginning with 2013. As such, we increased reserves by $90 million as of December 31, 2013. The additional increase in reserves over the next four years is subject to on-going discussions with the NYDFS. However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted Risk-Based Capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2013, the Company's RBC ratio was approximately four times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York Department of Insurance provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation. The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect we could pay dividends of approximately $71 million in 2014 without New York Department of Insurance approval.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
18. FAIR VALUE OF FINANCIAL INSTRUMENTS


The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                                                  AS OF DECEMBER 31,
                                                                                  --------------------------------------------------
                                                                                           2013                       2012
                                                                                  -----------------------    -----------------------
                                                                                   CARRYING       FAIR       CARRYING       FAIR
                                                                                     VALUE        VALUE        VALUE        VALUE
                                                                                  ----------    ---------    ---------    ----------
ASSETS
Investments:
AFS securities:
   Fixed maturity securities...................................................    $  7,259     $  7,259     $  7,580     $   7,580
   Equity securities...........................................................          --           --            3             3
Mortgage loans on real estate..................................................         521          511          423           448
Cash and invested cash.........................................................          10           10           54            54
Reinsurance related embedded derivatives.......................................           8            8            9             9
Other assets - GLB reserves embedded derivatives(1)............................          36           36           --            --
Separate account assets........................................................       4,099        4,099        3,195         3,195
LIABILITIES
Other contract holder funds:
   Remaining guaranteed interest and similar contracts.........................         (54)         (54)         (65)          (65)
   Account values of certain investment contracts..............................      (1,385)      (1,440)      (1,374)       (1,570)
Short-term debt................................................................         (11)         (11)          --            --
Other liabilities - GLB reserves embedded derivatives(1).......................         (36)         (36)         (51)          (51)
BENEFIT PLANS' ASSETS(3).......................................................                       --                         --

-------------
(1)  GLB reserves embedded derivatives are fully ceded to LNL.


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE
The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.



OTHER CONTRACT HOLDER FUNDS
Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2013 and 2012, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value. The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 or 2012, and we noted no changes in our valuation methodologies between these periods.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                                             AS OF DECEMBER 31, 2013
                                                                            --------------------------------------------------------
                                                                              QUOTED
                                                                              PRICES
                                                                             IN ACTIVE
                                                                            MARKETS FOR    SIGNIFICANT     SIGNIFICANT
                                                                             IDENTICAL     OBSERVABLE     UNOBSERVABLE       TOTAL
                                                                              ASSETS         INPUTS          INPUTS          FAIR
                                                                             (LEVEL 1)      (LEVEL 2)       (LEVEL 3)        VALUE
                                                                            -----------    -----------   --------------    ---------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds...................................................       $   5        $   6,161         $  73        $  6,239
      U.S. government bonds.............................................          31                1            --              32
      Foreign government bonds..........................................          --               43             2              45
      RMBS..............................................................          --              484            --             484
      CMBS..............................................................          --               47             2              49
      CLOs..............................................................          --                7            11              18
      State and municipal bonds.........................................          --              298            --             298
      Hybrid and redeemable preferred securities........................          --               93             1              94
Cash and invested cash..................................................          --               10            --              10
Separate account assets.................................................          78            4,021            --           4,099
Reinsurance related embedded derivatives................................          --                8            --               8
Other assets - GLB reserves embedded derivatives........................          --               --            36              36
                                                                            -----------    -----------   --------------    ---------
        Total assets....................................................       $ 114        $  11,173         $ 125        $ 11,412
                                                                            ===========    ===========   ==============    =========
LIABILITIES
Other liabilities - GLB reserves embedded derivatives...................       $  --        $      --         $ (36)       $    (36)
                                                                            -----------    -----------   --------------    ---------
      Total liabilities.................................................       $  --        $      --         $ (36)       $    (36)
                                                                            ===========    ===========   ==============    =========

                                                                                             AS OF DECEMBER 31, 2012
                                                                            --------------------------------------------------------
                                                                              QUOTED
                                                                              PRICES
                                                                             IN ACTIVE
                                                                            MARKETS FOR    SIGNIFICANT     SIGNIFICANT
                                                                             IDENTICAL     OBSERVABLE     UNOBSERVABLE       TOTAL
                                                                              ASSETS         INPUTS          INPUTS          FAIR
                                                                             (LEVEL 1)      (LEVEL 2)       (LEVEL 3)        VALUE
                                                                            -----------    -----------   --------------    ---------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds...................................................       $   5        $   6,192         $  83        $  6,280
      U.S. government bonds.............................................          34                2            --              36
      Foreign government bonds..........................................          --               52            --              52
      RMBS..............................................................          --              670            --             670
      CMBS..............................................................          --               75             3              78
      CLOs..............................................................          --                9             6              15
      State and municipal bonds.........................................          --              341            --             341
      Hybrid and redeemable preferred securities........................          --              104             4             108
   Equity AFS securities................................................           3               --            --               3
Cash and invested cash..................................................          --               54            --              54
Reinsurance related embedded derivatives................................          --                9            --               9
Separate account assets.................................................          68            3,127            --           3,195
                                                                            -----------    -----------   --------------    ---------
        Total assets....................................................       $ 110        $  10,635         $  96        $ 10,841
                                                                            ===========    ===========   ==============    =========
LIABILITIES
Other liabilities - GLB reserves embedded derivatives...................       $  --        $      --         $ (51)       $    (51)
                                                                            -----------    -----------   --------------    ---------
      Total liabilities.................................................       $  --        $      --         $ (51)       $    (51)
                                                                            ===========    ===========   ==============    =========

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.




                                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                                              ----------------------------------------------------------------------
                                                                                                   PURCHASES,
                                                                                         GAINS     ISSUANCES,    TRANSFERS
                                                                             ITEMS     (LOSSES)      SALES,        IN OR
                                                                           INCLUDED       IN       MATURITIES,      OUT
                                                               BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                 FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                 VALUE      INCOME       OTHER         NET       NET(1)(2)     VALUE
                                                              ----------   --------    --------   ------------   ---------   -------
Investments:(3)
   Fixed maturity AFS securities:
     Corporate bonds......................................      $  83        $   4       $ 3          $ 4          $ (21)     $  73
     Foreign government bonds.............................         --           --        --            2             --          2
     CMBS.................................................          3           --        --           (1)            --          2
     CLOs.................................................          6           --        --            5             --         11
     Hybrid and redeemable preferred securities...........          4           --        (1)          (2)            --          1
Other assets - GLB reserves embedded derivatives(4).......         51          (87)       --           --             72         36
Other liabilities - GLB reserves embedded derivatives(4)..        (51)          87        --           --            (72)       (36)
                                                              ----------   --------    --------   ------------   ---------   -------
        Total, net........................................      $  96        $   4       $ 2          $ 8          $ (21)     $  89
                                                              ==========   ========    ========   ============   =========   =======

                                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                                              ----------------------------------------------------------------------
                                                                                                   PURCHASES,
                                                                                         GAINS     ISSUANCES,    TRANSFERS
                                                                             ITEMS     (LOSSES)      SALES,        IN OR
                                                                           INCLUDED       IN       MATURITIES,      OUT
                                                               BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                 FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                 VALUE      INCOME       OTHER         NET        NET(1)       VALUE
                                                              ----------   ---------   --------   ------------   ---------   -------
Investments:((3))
   Fixed maturity AFS securities:
     Corporate bonds........................................    $  140       $  4        $ (2)        $(5)         $ (54)     $  83
     U.S. government bonds..................................         1         --          --          (1)            --         --
     RMBS...................................................         2         --          --          (1)            (1)        --
     CMBS...................................................         4         (1)          1          --             (1)         3
     CLOs...................................................         3         --          --           6             (3)         6
     Hybrid and redeemable preferred securities.............        10         --           1          --             (7)         4
Other liabilities - GLB reserves embedded derivatives((4))..      (101)        50          --          --             --        (51)
                                                              ----------   ---------   --------   ------------   ---------   -------
        Total, net..........................................    $   59       $ 53        $ --         $(1)         $ (66)     $  45
                                                              ==========   =========   ========   ============   =========   =======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                              FOR THE YEAR ENDED DECEMBER 31, 2011
                                                             -----------------------------------------------------------------------
                                                                                                  PURCHASES,
                                                                                        GAINS     ISSUANCES,    TRANSFERS
                                                                            ITEMS     (LOSSES)      SALES,        IN OR
                                                                          INCLUDED       IN       MATURITIES,      OUT
                                                              BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                VALUE      INCOME       OTHER         NET        NET(1)       VALUE
                                                             ----------   ---------   --------   ------------   ---------   --------
Investments:(3)
   Fixed maturity AFS securities:
     Corporate bonds......................................     $  139       $   3       $  1        $  (7)        $  4      $   140
     U.S. government bonds................................          1          --         --           --           --            1
     Foreign government bonds.............................          1          --         --           --           (1)          --
     RMBS.................................................          2          --         --           --           --            2
     CMBS.................................................         15         (10)        13          (14)          --            4
     CLOs.................................................          3          --         --           --           --            3
     Hybrid and redeemable preferred securities...........          4          --          3           (6)           9           10
Other liabilities - GLB reserves embedded
   derivatives((4)).......................................        (24)        (77)        --           --           --         (101)
                                                             ----------   ---------   --------   ------------   ---------   --------
        Total, net........................................     $  141       $ (84)      $ 17        $ (27)        $ 12      $    59
                                                             ==========   =========   ========   ============   =========   ========

--------------
(1) Transfers in or out of Level 3 for AFS securities are displayed at amortized cost as of the beginning-of-year. For AFS securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(2) Transfers in or out of Level 3 for GLB reserves embedded derivatives represent reclassifications between other assets and other liabilities on our Balance Sheets.
(3) Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).
(4) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2013
                                                            ------------------------------------------------------------------------
                                                             ISSUANCES     SALES     MATURITIES      SETTLEMENTS    CALLS      TOTAL
                                                            ----------     -----     ----------     ------------    -----     ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.....................................      $ 19        $ --        $ (13)           $(2)        $ --       $  4
     Foreign government bonds............................         2          --           --             --           --          2
     CMBS................................................        --          --           --             (1)          --         (1)
     CLOs................................................         5          --           --             --           --          5
     Hybrid and redeemable preferred securities..........        --          (2)          --             --           --         (2)
                                                            ----------     -----     ----------     ------------    -----     ------
        Total, net.......................................      $ 26        $ (2)       $ (13)           $(3)        $ --       $  8
                                                            ==========     =====     ==========     ============    =====     ======

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2012
                                                            ------------------------------------------------------------------------
                                                             ISSUANCES     SALES     MATURITIES      SETTLEMENTS    CALLS      TOTAL
                                                            ----------     -----     ----------     ------------    -----     ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.....................................      $ --        $ --         $ --            $(3)        $ (2)      $ (5)
     U.S. government bonds...............................        --          --           --             (1)          --         (1)
     RMBS................................................        --          --           (1)            --           --         (1)
     CLOs................................................         6          --           --             --           --          6
                                                            ----------     -----     ----------     ------------    -----     ------
        Total, net.......................................      $  6        $ --         $ (1)           $(4)        $ (2)      $ (1)
                                                            ==========     =====     ==========     ============    =====     ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                              FOR THE YEAR ENDED DECEMBER 31, 2011
                                                             -----------------------------------------------------------------------
                                                              ISSUANCES     SALES    MATURITIES      SETTLEMENTS     CALLS     TOTAL
                                                             ----------    ------    -----------    ------------     -----    ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds......................................      $ 14       $  (6)        $(6)          $   (8)       $ (1)    $  (7)
     CMBS.................................................        --         (12)         --               (2)         --       (14)
     Hybrid and redeemable preferred securities...........        --          (6)         --               --          --        (6)
                                                             ----------    ------    -----------    ------------     -----    ------
        Total, net........................................      $ 14       $ (24)        $(6)          $  (10)       $ (1)    $ (27)
                                                             ==========    ======    ===========    ============     =====    ======



The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                            2013     2012    2011
                                           -------   -----   ------
Other assets - GLB reserves
   embedded derivatives(1)..............   $ (100)   $ --    $  --
Other liabilities - GLB reserves
   embedded derivatives(1)..............      100      58      (69)

--------------
(1)  Included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2013
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $ 8         $ (29)     $ (21)
      Hybrid and redeemable
         preferred securities........       1            (1)        --
                                       ----------   ----------   ------
         Total, net..................     $ 9         $ (30)     $ (21)
                                       ==========   ==========   ======

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2012
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $  2        $ (56)     $ (54)
      RMBS...........................       --           (1)        (1)
      CMBS...........................       --           (1)        (1)
      CLOs...........................       --           (3)        (3)
      Hybrid and redeemable
         preferred securities........        3          (10)        (7)
                                       ----------   ----------   ------
         Total, net..................     $  5        $ (71)     $ (66)
                                       ==========   ==========   ======


                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2011
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $ 24        $ (20)      $  4
      Foreign government
         bonds.......................       --           (1)        (1)
      Hybrid and redeemable
         preferred securities........        9           --          9
                                       ----------   ----------   ------
         Total, net..................     $ 33        $ (21)      $ 12
                                       ==========   ==========   ======

Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2013, 2012 and 2011, our corporate bonds and hybrid and redeemable preferred securities transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. For the years ended December 31, 2013, 2012 and 2011, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2013:

                                        FAIR            VALUATION                        SIGNIFICANT                 ASSUMPTION OR
                                        VALUE           TECHNIQUE                    UNOBSERVABLE INPUTS             INPUT RANGES
                                       -------  -------------------------  --------------------------------------  ----------------
ASSETS
Investments:
   Fixed maturity AFS securities:
         Corporate bonds.............  $   66   Discounted cash flow       Liquidity/duration adjustment(1)        1.6% - 8.8%
         Foreign government bonds....       2   Discounted cash flow       Liquidity/duration adjustment(1)        3.4%
Other assets - GLB reserves
   embedded derivatives..............      36   Discounted cash flow       Long-term lapse rate(2)                 1% - 27%
                                                                           Utilization of guaranteed
                                                                              withdrawals(3)                       90% - 100%
                                                                           Claims utilization factor(4)            60% - 100%
                                                                           Premiums utilization factor(4)          77% - 132%
                                                                           NPR(5)                                  0% - 0.53%
                                                                           Mortality rate(6)                              (8)
                                                                           Volatility(7)                           1% - 28%
LIABILITIES
Other liabilities - GLB reserves
   embedded derivatives..............     (36)  Discounted cash flow       Long-term lapse rate(2)                 1% - 27%
                                                                           Utilization of guaranteed
                                                                              withdrawals(3)                       90% - 100%
                                                                           Claims utilization factor(4)            60% - 100%
                                                                           Premiums utilization factor(4)          77% - 132%
                                                                           NPR(5)                                  0% - 0.53%
                                                                           Mortality rate(6)                              (8)
                                                                           Volatility(7)                           1% - 28%

---------------
(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contractor holders that utilize the guaranteed withdrawal feature.
(4) The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.
(5) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(8) The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.


From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the broker quotes received may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

  - INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
  - GLB RESERVES EMBEDDED DERIVATIVES - Assuming our GLB reserves embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.



As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.



--------------------------------------------------------------------------------
19. SEGMENT INFORMATION


We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of employee-paid and employer- plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to excess capital; other corporate investments; benefit plan net liability; the results of certain disability income business; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

  - Realized gains and losses associated with the following ("excluded realized gain (loss)"):
    - Sales or disposals of securities;
    - Impairments of securities;
    - Changes in the fair value of embedded derivatives within certain reinsurance arrangements; and


    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them;
  - Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
  - Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
  - Gains (losses) on early extinguishment of debt;
  - Losses from the impairment of intangible assets;
  - Income (loss) from discontinued operations; and
  - Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

  - Excluded realized gain (loss);
  - Revenue adjustments from the initial adoption of new accounting standards;
  - Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
  - Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013      2012      2011
                                         -------   -------   ------
REVENUES
Operating revenues:
   Annuities........................     $  127    $  119    $ 115
   Retirement Plan Services.........         60        57       56
   Life Insurance...................        561       577      555
   Group Protection.................         95        82       73
   Other Operations.................          6         4       16
Excluded realized
   gain (loss), pre-tax.............        (21)      (23)     (32)
                                         -------   -------   ------
   Total revenues...................     $  828    $  816    $ 783
                                         =======   =======   ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
19. SEGMENT INFORMATION (CONTINUED)



                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013     2012      2011
                                         ------    ------   -------
NET INCOME (LOSS)
Income (loss) from operations:
   Annuities........................     $  34     $  24    $   22
   Retirement Plan Services.........         4         3         4
   Life Insurance...................        61        94        62
   Group Protection.................        (1)       (4)        1
   Other Operations.................         7        (8)       (1)
Excluded realized
   gain (loss), after-tax...........       (14)      (15)      (21)
Impairment of intangibles,
   after-tax........................        --        --      (102)
                                         ------    ------   -------
   Net income (loss)................     $  91     $  94    $  (35)
                                         ======    ======   =======

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         -------------------------
                                          2013      2012      2011
                                         ------    ------    -----
NET INVESTMENT INCOME
Annuities...........................     $   59    $   63    $  66
Retirement Plan Services............         55        52       51
Life Insurance......................        291       294      278
Group Protection....................          8         8        6
Other Operations....................          6         4       16
                                         ------    ------    -----
   Total net investment income......     $  419    $  421    $ 417
                                         ======    ======    =====

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         -------------------------
                                          2013      2012      2011
                                         -----      ----      ----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Annuities...........................      $ 13      $ 13      $ 14
Retirement Plan Services............        --         1         1
Life Insurance......................        77        63        74
Group Protection....................         3         2         2
                                         -----      ----      ----
   Total amortization of DAC and
      VOBA, net of interest.........      $ 93      $ 79      $ 91
                                         =====      ====      ====



                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013      2012      2011
                                         ------     -----     -----
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Annuities...........................      $ 10      $  7      $  6
Retirement Plan Services............         1         1         2
Life Insurance......................        32        48        32
Group Protection....................        (1)       (1)        1
Other Operations....................         2        11        (1)
Excluded realized gain (loss).......        (7)       (7)      (11)
                                         ------     -----     -----
   Total federal income tax
      expense (benefit).............      $ 37      $ 59      $ 29
                                         ======     =====     =====

                                                AS OF DECEMBER 31,
                                               ---------------------
                                                 2013        2012
                                               ---------   ---------
ASSETS
Annuities...................................   $   4,651   $   4,130
Retirement Plan Services....................       1,674       1,595
Life Insurance..............................       7,010       6,889
Group Protection............................         175         151
Other Operations............................         154         160
                                               ---------   ---------
   Total assets.............................   $  13,664   $  12,925
                                               =========   =========




--------------------------------------------------------------------------------
20. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA


The following summarizes our supplemental cash flow data (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                            ----------------------
                                            2013     2012     2011
                                            -----    ----    -----
Income taxes paid (received)............     $18      $8       $17


LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
21. TRANSACTIONS WITH AFFILIATES


Transactions with affiliates (in millions) recorded on our financial statements were as follows:

                                                       AS OF DECEMBER 31,
                                                      -------------------
                                                      2013           2012
                                                      -----         -----
Assets with affiliates:
   Service agreement receivable(1)...............     $ (4)          $ 10
   Ceded reinsurance contracts(2)................       (5)            73
   Ceded reinsurance contracts(3)................        8              9
Liabilities with affiliates:
   Ceded reinsurance contracts(4)................        7             --

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                           2013     2012      2011
                                          ------    ------    -----
Revenues with affiliates:
   Premiums paid on ceded
      reinsurance contracts(5)........    $ (16)    $ (14)    $(17)
   Fees for management of
      general account(6)..............       (6)       (6)      --
   Realized gains (losses) on ceded
      reinsurance contracts:(7)
      GLB reserves embedded
         derivatives..................      (86)       --       --
      Other gains (losses)............       82        --       --
Benefits and expenses with
   affiliates:
   Service agreement
      payments(7).....................       74        74       65

--------------
(1)   Reported in other assets on our Balance Sheets.
(2)   Reported in reinsurance recoverables on our Balance Sheets.
(3)   Reported in reinsurance related embedded derivatives on our Balance
      Sheets.
(4)   Reported in other liabilities on our Balance Sheets.
(5)   Reported in insurance premiums on our Statements of Comprehensive Income
      (Loss).
(6) Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).
(7) Reported in net investment income on our Statements of Comprehensive Income (Loss).
(8) Reported in commissions and other expenses on our Statements of Comprehensive Income (Loss).



SERVICE AGREEMENT
In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: investments by product, assets under management, weighted policies in force, headcount and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT
On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

CEDED REINSURANCE CONTRACTS
We cede business to two affiliated companies, LNL and Lincoln National Reinsurance Company (Barbados) Ltd. ("LNBAR"). As discussed in Note 6, we cede the change in the GLB Reserves Embedded Derivatives to LNBAR.

           LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                                                                                   MORTALITY &
                                                                                                                   EXPENSE
                                                                   CONTRACT                        CONTRACT        GUARANTEE
                                                                   PURCHASES                       REDEMPTIONS     CHARGES
                                                                   DUE FROM                        DUE TO          PAYABLE TO
                                                                   LINCOLN LIFE &                  LINCOLN LIFE &  LINCOLN LIFE &
                                                                   ANNUITY                         ANNUITY         ANNUITY
                                                                   COMPANY                         COMPANY         COMPANY
SUBACCOUNT                                          INVESTMENTS    OF NEW YORK       TOTAL ASSETS  OF NEW YORK     OF NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B              $    1,835,033    $       --    $    1,835,033    $     961        $     83
ABVPSF Large Cap Growth Class B                           558,091            --           558,091           --              24
ABVPSF Small/Mid Cap Value Class B                     11,368,181            --        11,368,181        6,429             521
American Funds Global Growth Class 2                   15,240,756            --        15,240,756        2,148             697
American Funds Global Small Capitalization
   Class 2                                             12,581,420            --        12,581,420          144             543
American Funds Growth Class 2                          77,815,500            --        77,815,500        9,721           3,560
American Funds Growth-Income Class 2                   75,692,495            --        75,692,495          662           3,418
American Funds International Class 2                   35,202,043            --        35,202,043        3,688           1,560
BlackRock Global Allocation V.I. Class III             57,766,243            --        57,766,243       11,349           2,776
Delaware VIP Diversified Income Service Class          57,965,790       107,888        58,073,678           --           2,615
Delaware VIP Emerging Markets Service Class            19,405,057         2,729        19,407,786           --             878
Delaware VIP High Yield Standard Class                    826,198            --           826,198           --              33
Delaware VIP High Yield Service Class                  13,187,450            --        13,187,450           48             593
Delaware VIP Limited-Term Diversified Income
   Service Class                                       30,856,302            --        30,856,302          225           1,334
Delaware VIP REIT Standard Class                          720,382            --           720,382           --              28
Delaware VIP REIT Service Class                        11,837,763         2,085        11,839,848           --             555
Delaware VIP Small Cap Value Standard Class               878,538            --           878,538           --              34
Delaware VIP Small Cap Value Service Class             21,431,095            --        21,431,095        5,532             987
Delaware VIP Smid Cap Growth Standard Class               502,775            --           502,775           --              19
Delaware VIP Smid Cap Growth Service Class             10,571,989            --        10,571,989        6,176             478
Delaware VIP U.S. Growth Service Class                  5,671,287            --         5,671,287          458             224
Delaware VIP Value Standard Class                         110,882            --           110,882           --               5
Delaware VIP Value Service Class                       10,809,631            --        10,809,631           --             500
DWS Alternative Asset Allocation VIP Class B            3,044,768           118         3,044,886           --             140
DWS Equity 500 Index VIP Class A                        1,836,973            35         1,837,008           --              80
DWS Small Cap Index VIP Class A                           477,500             3           477,503           --              21
Fidelity VIP Contrafund Service Class 2                48,350,575            --        48,350,575       24,473           2,214
Fidelity VIP Growth Initial Class                         215,644            --           215,644           --               8
Fidelity VIP Growth Service Class 2                     7,020,899            --         7,020,899          114             327
Fidelity VIP Mid Cap Service Class 2                   36,111,678            --        36,111,678        8,899           1,651
FTVIPT Franklin Income Securities Class 2              29,470,054            --        29,470,054           44           1,362
FTVIPT Mutual Shares Securities Class 2                22,241,161            --        22,241,161        5,229             950
FTVIPT Templeton Global Bond Securities
   Class 2                                             11,219,272            --        11,219,272           --             532
FTVIPT Templeton Growth Securities Class 2              3,495,625            --         3,495,625        6,302             159
Goldman Sachs VIT Large Cap Value
   Service Class                                        1,687,771            --         1,687,771          612              45
Huntington VA Balanced                                      5,093            --             5,093           --              --
Huntington VA Dividend Capture                             46,738            --            46,738           --               2
Invesco V.I. American Franchise Series I                  170,243            --           170,243           --               8
Invesco V.I. American Franchise Series II                  24,297            --            24,297           --               1
Invesco V.I. Core Equity Series I                         222,145            --           222,145           --               9
Invesco V.I. Core Equity Series II                          1,608            --             1,608           --              --
Invesco V.I. International Growth Series I                 83,865            --            83,865           --               3
Invesco V.I. International Growth Series II                60,281            --            60,281           --               3
Janus Aspen Balanced Service Class                        894,518            --           894,518           --              39
Janus Aspen Enterprise Service Class                      496,830            --           496,830           --              21
Janus Aspen Global Research Service Class                  12,649            --            12,649           --               1
LVIP American Global Growth Service Class II            2,902,043            --         2,902,043        3,228             131
LVIP American Global Small Capitalization
   Service Class II                                     2,755,878         8,094         2,763,972           --             122










SUBACCOUNT                                           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B              $    1,833,989
ABVPSF Large Cap Growth Class B                           558,067
ABVPSF Small/Mid Cap Value Class B                     11,361,231
American Funds Global Growth Class 2                   15,237,911
American Funds Global Small Capitalization
   Class 2                                             12,580,733
American Funds Growth Class 2                          77,802,219
American Funds Growth-Income Class 2                   75,688,415
American Funds International Class 2                   35,196,795
BlackRock Global Allocation V.I. Class III             57,752,118
Delaware VIP Diversified Income Service Class          58,071,063
Delaware VIP Emerging Markets Service Class            19,406,908
Delaware VIP High Yield Standard Class                    826,165
Delaware VIP High Yield Service Class                  13,186,809
Delaware VIP Limited-Term Diversified Income
   Service Class                                       30,854,743
Delaware VIP REIT Standard Class                          720,354
Delaware VIP REIT Service Class                        11,839,293
Delaware VIP Small Cap Value Standard Class               878,504
Delaware VIP Small Cap Value Service Class             21,424,576
Delaware VIP Smid Cap Growth Standard Class               502,756
Delaware VIP Smid Cap Growth Service Class             10,565,335
Delaware VIP U.S. Growth Service Class                  5,670,605
Delaware VIP Value Standard Class                         110,877
Delaware VIP Value Service Class                       10,809,131
DWS Alternative Asset Allocation VIP Class B            3,044,746
DWS Equity 500 Index VIP Class A                        1,836,928
DWS Small Cap Index VIP Class A                           477,482
Fidelity VIP Contrafund Service Class 2                48,323,888
Fidelity VIP Growth Initial Class                         215,636
Fidelity VIP Growth Service Class 2                     7,020,458
Fidelity VIP Mid Cap Service Class 2                   36,101,128
FTVIPT Franklin Income Securities Class 2              29,468,648
FTVIPT Mutual Shares Securities Class 2                22,234,982
FTVIPT Templeton Global Bond Securities
   Class 2                                             11,218,740
FTVIPT Templeton Growth Securities Class 2              3,489,164
Goldman Sachs VIT Large Cap Value
   Service Class                                        1,687,114
Huntington VA Balanced                                      5,093
Huntington VA Dividend Capture                             46,736
Invesco V.I. American Franchise Series I                  170,235
Invesco V.I. American Franchise Series II                  24,296
Invesco V.I. Core Equity Series I                         222,136
Invesco V.I. Core Equity Series II                          1,608
Invesco V.I. International Growth Series I                 83,862
Invesco V.I. International Growth Series II                60,278
Janus Aspen Balanced Service Class                        894,479
Janus Aspen Enterprise Service Class                      496,809
Janus Aspen Global Research Service Class                  12,648
LVIP American Global Growth Service Class II            2,898,684
LVIP American Global Small Capitalization
   Service Class II                                     2,763,850



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

DECEMBER 31, 2013



                                                                                                                     MORTALITY &
                                                                                                                     EXPENSE
                                                                     CONTRACT                        CONTRACT        GUARANTEE
                                                                     PURCHASES                       REDEMPTIONS     CHARGES
                                                                     DUE FROM                        DUE TO          PAYABLE TO
                                                                     LINCOLN LIFE &                  LINCOLN LIFE &  LINCOLN LIFE &
                                                                     ANNUITY                         ANNUITY         ANNUITY
                                                                     COMPANY                         COMPANY         COMPANY
SUBACCOUNT                                            INVESTMENTS    OF NEW YORK       TOTAL ASSETS  OF NEW YORK     OF NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
LVIP American Growth Service Class II                $   10,492,053    $   18,009    $   10,510,062    $      --        $    508
LVIP American Growth-Income Service Class II              9,736,274            --         9,736,274       27,519             471
LVIP American International Service Class II              6,039,892            --         6,039,892        9,508             283
LVIP Baron Growth Opportunities Service Class            12,173,689            --        12,173,689        4,591             581
LVIP BlackRock Emerging Markets RPM
   Service Class                                          5,342,454        13,033         5,355,487           --             233
LVIP BlackRock Equity Dividend RPM
   Service Class                                         16,620,237        24,378        16,644,615           --             729
LVIP BlackRock Global Allocation V.I. RPM
   Service Class                                         17,317,166        10,182        17,327,348           --             711
LVIP BlackRock Inflation Protected Bond
   Service Class                                         45,177,194        27,677        45,204,871           --           2,039
LVIP Capital Growth Service Class                         3,269,096            --         3,269,096          484             100
LVIP Clarion Global Real Estate Service Class             7,000,142           433         7,000,575           --             317
LVIP Columbia Small-Mid Cap Growth RPM
   Service Class                                          8,988,759        32,729         9,021,488           --             405
LVIP Delaware Bond Standard Class                         7,450,065             7         7,450,072           --             329
LVIP Delaware Bond Service Class                         76,437,565        74,446        76,512,011           --           3,315
LVIP Delaware Diversified Floating Rate
   Service Class                                         29,117,919            --        29,117,919       35,142           1,336
LVIP Delaware Foundation Aggressive
   Allocation Standard Class                                316,732            --           316,732           --              12
LVIP Delaware Foundation Aggressive
   Allocation Service Class                               2,372,566            --         2,372,566           --             106
LVIP Delaware Growth and Income Service Class             1,849,986            --         1,849,986           --              82
LVIP Delaware Social Awareness Standard Class               603,359            --           603,359           --              26
LVIP Delaware Social Awareness Service Class              3,684,629            --         3,684,629           11             161
LVIP Delaware Special Opportunities Service Class         3,351,477            --         3,351,477           --             164
LVIP Dimensional Non-U.S. Equity RPM
   Service Class                                          4,200,543            --         4,200,543           --             196
LVIP Dimensional U.S. Equity RPM Service Class            8,637,298        20,000         8,657,298           --             386
LVIP Dimensional/Vanguard Total Bond
   Service Class                                         16,443,337        14,565        16,457,902           --             729
LVIP Global Income Service Class                         19,823,773         1,328        19,825,101           --             971
LVIP JPMorgan High Yield Service Class                    7,965,097            --         7,965,097        6,014             340
LVIP JPMorgan Mid Cap Value RPM Service Class            10,048,085        19,681        10,067,766           --             450
LVIP Managed Risk Profile 2010 Service Class                486,230            --           486,230           --              21
LVIP Managed Risk Profile 2020 Service Class                309,654            --           309,654           --              15
LVIP Managed Risk Profile 2030 Service Class                337,359            --           337,359           --              15
LVIP Managed Risk Profile 2040 Service Class                  9,752            --             9,752           --              --
LVIP Managed Risk Profile Conservative
   Service Class                                         74,095,536       166,746        74,262,282           --           3,622
LVIP Managed Risk Profile Growth Service Class          276,651,966       670,989       277,322,955           --          12,263
LVIP Managed Risk Profile Moderate
   Service Class                                        273,735,027            --       273,735,027      500,344          12,350
LVIP MFS International Growth Service Class               4,818,015           231         4,818,246           --             214
LVIP MFS International Growth RPM
   Service Class                                          2,475,981        32,716         2,508,697           --             110
LVIP MFS Value Service Class                             15,923,509            --        15,923,509        2,438             631
LVIP Mid-Cap Value Service Class                          5,201,287            --         5,201,287          260             232
LVIP Mondrian International Value
   Standard Class                                         1,548,754            --         1,548,754           --              68
LVIP Mondrian International Value Service Class          13,970,870            --        13,970,870          627             631










SUBACCOUNT                                             NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP American Growth Service Class II                $   10,509,554
LVIP American Growth-Income Service Class II              9,708,284
LVIP American International Service Class II              6,030,101
LVIP Baron Growth Opportunities Service Class            12,168,517
LVIP BlackRock Emerging Markets RPM
   Service Class                                          5,355,254
LVIP BlackRock Equity Dividend RPM
   Service Class                                         16,643,886
LVIP BlackRock Global Allocation V.I. RPM
   Service Class                                         17,326,637
LVIP BlackRock Inflation Protected Bond
   Service Class                                         45,202,832
LVIP Capital Growth Service Class                         3,268,512
LVIP Clarion Global Real Estate Service Class             7,000,258
LVIP Columbia Small-Mid Cap Growth RPM
   Service Class                                          9,021,083
LVIP Delaware Bond Standard Class                         7,449,743
LVIP Delaware Bond Service Class                         76,508,696
LVIP Delaware Diversified Floating Rate
   Service Class                                         29,081,441
LVIP Delaware Foundation Aggressive
   Allocation Standard Class                                316,720
LVIP Delaware Foundation Aggressive
   Allocation Service Class                               2,372,460
LVIP Delaware Growth and Income Service Class             1,849,904
LVIP Delaware Social Awareness Standard Class               603,333
LVIP Delaware Social Awareness Service Class              3,684,457
LVIP Delaware Special Opportunities Service Class         3,351,313
LVIP Dimensional Non-U.S. Equity RPM
   Service Class                                          4,200,347
LVIP Dimensional U.S. Equity RPM Service Class            8,656,912
LVIP Dimensional/Vanguard Total Bond
   Service Class                                         16,457,173
LVIP Global Income Service Class                         19,824,130
LVIP JPMorgan High Yield Service Class                    7,958,743
LVIP JPMorgan Mid Cap Value RPM Service Class            10,067,316
LVIP Managed Risk Profile 2010 Service Class                486,209
LVIP Managed Risk Profile 2020 Service Class                309,639
LVIP Managed Risk Profile 2030 Service Class                337,344
LVIP Managed Risk Profile 2040 Service Class                  9,752
LVIP Managed Risk Profile Conservative
   Service Class                                         74,258,660
LVIP Managed Risk Profile Growth Service Class          277,310,692
LVIP Managed Risk Profile Moderate
   Service Class                                        273,222,333
LVIP MFS International Growth Service Class               4,818,032
LVIP MFS International Growth RPM
   Service Class                                          2,508,587
LVIP MFS Value Service Class                             15,920,440
LVIP Mid-Cap Value Service Class                          5,200,795
LVIP Mondrian International Value
   Standard Class                                         1,548,686
LVIP Mondrian International Value Service Class          13,969,612



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

DECEMBER 31, 2013



                                                                                                                    MORTALITY &
                                                                                                                    EXPENSE
                                                                    CONTRACT                        CONTRACT        GUARANTEE
                                                                    PURCHASES                       REDEMPTIONS     CHARGES
                                                                    DUE FROM                        DUE TO          PAYABLE TO
                                                                    LINCOLN LIFE &                  LINCOLN LIFE &  LINCOLN LIFE &
                                                                    ANNUITY                         ANNUITY         ANNUITY
                                                                    COMPANY                         COMPANY         COMPANY
SUBACCOUNT                                           INVESTMENTS    OF NEW YORK       TOTAL ASSETS  OF NEW YORK     OF NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
LVIP Money Market Standard Class                    $    2,685,614    $       --    $    2,685,614    $      40        $    112
LVIP Money Market Service Class                         16,249,433           920        16,250,353           --             715
LVIP SSgA Bond Index Service Class                      37,746,444        18,587        37,765,031           --           1,798
LVIP SSgA Conservative Index Allocation
   Service Class                                         4,570,445            --         4,570,445           --             221
LVIP SSgA Conservative Structured Allocation
   Service Class                                         9,540,654            --         9,540,654           --             439
LVIP SSgA Developed International 150
   Service Class                                         5,757,750            --         5,757,750          204             277
LVIP SSgA Emerging Markets 100 Service Class             7,506,055           463         7,506,518           --             359
LVIP SSgA Global Tactical Allocation RPM
   Service Class                                        56,894,334        59,425        56,953,759           --           2,733
LVIP SSgA International Index Service Class             12,239,147        15,403        12,254,550           --             577
LVIP SSgA Large Cap 100 Service Class                   13,053,919            --        13,053,919        3,368             618
LVIP SSgA Large Cap RPM Service Class                    1,692,077        12,716         1,704,793           --              72
LVIP SSgA Moderate Index Allocation
   Service Class                                        12,727,245        12,262        12,739,507           --             609
LVIP SSgA Moderate Structured Allocation
   Service Class                                        60,667,786        11,955        60,679,741           --           2,817
LVIP SSgA Moderately Aggressive Index
   Allocation Service Class                              9,263,908            --         9,263,908           --             404
LVIP SSgA Moderately Aggressive Structured
   Allocation Service Class                             24,231,277        22,572        24,253,849           --           1,200
LVIP SSgA S&P 500 Index Standard Class                   1,892,074            --         1,892,074           --              87
LVIP SSgA S&P 500 Index Service Class                   39,251,773        11,796        39,263,569           --           1,809
LVIP SSgA Small-Cap Index Service Class                 15,959,851        16,238        15,976,089           --             752
LVIP SSgA Small-Cap RPM Service Class                    2,050,088            --         2,050,088           --              91
LVIP SSgA Small-Mid Cap 200 Service Class                4,477,934            --         4,477,934          550             210
LVIP T. Rowe Price Growth Stock Service Class           10,277,528            --        10,277,528        2,753             484
LVIP T. Rowe Price Structured Mid-Cap Growth
   Standard Class                                           86,363            --            86,363           --               4
LVIP T. Rowe Price Structured Mid-Cap Growth
   Service Class                                         5,330,537            --         5,330,537          789             243
LVIP Templeton Growth RPM Service Class                 22,173,932           676        22,174,608           --           1,016
LVIP UBS Large Cap Growth RPM Standard Class               175,379            --           175,379           --               8
LVIP UBS Large Cap Growth RPM Service Class              6,996,793        18,687         7,015,480           --             307
LVIP Vanguard Domestic Equity ETF Service Class          5,510,367            --         5,510,367           --             243
LVIP Vanguard International Equity ETF
   Service Class                                         2,867,159            --         2,867,159           --             134
LVIP VIP Contrafund RPM Service Class                    5,474,727            --         5,474,727           --             250
Lord Abbett Fundamental Equity Class VC                     79,809            --            79,809           --               2
MFS VIT Core Equity Service Class                           49,220            --            49,220           --               2
MFS VIT Growth Initial Class                               106,634            --           106,634           --               4
MFS VIT Growth Service Class                             1,236,179            --         1,236,179           --              56
MFS VIT Total Return Initial Class                         529,821            --           529,821           --              20
MFS VIT Utilities Initial Class                            430,133            --           430,133           --              16
MFS VIT Utilities Service Class                         14,121,711            --        14,121,711           28             636
NB AMT Mid Cap Intrinsic Value I Class                   3,687,971            --         3,687,971            1             167
Oppenheimer Global Fund/VA Service Class                   256,084            --           256,084           --               6
PIMCO VIT CommodityRealReturn Strategy
   Advisor Class                                         3,497,140            --         3,497,140           --             148
Putnam VT Global Health Care Class IB                      174,617            --           174,617           --               8
Putnam VT Growth & Income Class IB                          26,283            --            26,283           --               2










SUBACCOUNT                                            NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Money Market Standard Class                    $    2,685,462
LVIP Money Market Service Class                         16,249,638
LVIP SSgA Bond Index Service Class                      37,763,233
LVIP SSgA Conservative Index Allocation
   Service Class                                         4,570,224
LVIP SSgA Conservative Structured Allocation
   Service Class                                         9,540,215
LVIP SSgA Developed International 150
   Service Class                                         5,757,269
LVIP SSgA Emerging Markets 100 Service Class             7,506,159
LVIP SSgA Global Tactical Allocation RPM
   Service Class                                        56,951,026
LVIP SSgA International Index Service Class             12,253,973
LVIP SSgA Large Cap 100 Service Class                   13,049,933
LVIP SSgA Large Cap RPM Service Class                    1,704,721
LVIP SSgA Moderate Index Allocation
   Service Class                                        12,738,898
LVIP SSgA Moderate Structured Allocation
   Service Class                                        60,676,924
LVIP SSgA Moderately Aggressive Index
   Allocation Service Class                              9,263,504
LVIP SSgA Moderately Aggressive Structured
   Allocation Service Class                             24,252,649
LVIP SSgA S&P 500 Index Standard Class                   1,891,987
LVIP SSgA S&P 500 Index Service Class                   39,261,760
LVIP SSgA Small-Cap Index Service Class                 15,975,337
LVIP SSgA Small-Cap RPM Service Class                    2,049,997
LVIP SSgA Small-Mid Cap 200 Service Class                4,477,174
LVIP T. Rowe Price Growth Stock Service Class           10,274,291
LVIP T. Rowe Price Structured Mid-Cap Growth
   Standard Class                                           86,359
LVIP T. Rowe Price Structured Mid-Cap Growth
   Service Class                                         5,329,505
LVIP Templeton Growth RPM Service Class                 22,173,592
LVIP UBS Large Cap Growth RPM Standard Class               175,371
LVIP UBS Large Cap Growth RPM Service Class              7,015,173
LVIP Vanguard Domestic Equity ETF Service Class          5,510,124
LVIP Vanguard International Equity ETF
   Service Class                                         2,867,025
LVIP VIP Contrafund RPM Service Class                    5,474,477
Lord Abbett Fundamental Equity Class VC                     79,807
MFS VIT Core Equity Service Class                           49,218
MFS VIT Growth Initial Class                               106,630
MFS VIT Growth Service Class                             1,236,123
MFS VIT Total Return Initial Class                         529,801
MFS VIT Utilities Initial Class                            430,117
MFS VIT Utilities Service Class                         14,121,047
NB AMT Mid Cap Intrinsic Value I Class                   3,687,803
Oppenheimer Global Fund/VA Service Class                   256,078
PIMCO VIT CommodityRealReturn Strategy
   Advisor Class                                         3,496,992
Putnam VT Global Health Care Class IB                      174,609
Putnam VT Growth & Income Class IB                          26,281



See accompanying notes.

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013




                                                                    DIVIDENDS
                                                                    FROM         MORTALITY AND        NET            NET REALIZED
                                                                    INVESTMENT   EXPENSE              INVESTMENT     GAIN (LOSS)
SUBACCOUNT                                                          INCOME       GUARANTEE CHARGES    INCOME (LOSS)  ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                              $        382     $     (29,268)    $    (28,886)  $      55,430
ABVPSF Growth and Income Class B                                         76,337           (39,928)          36,409       1,177,453
ABVPSF International Value Class B                                      151,485           (45,118)         106,367      (1,531,326)
ABVPSF Large Cap Growth Class B                                              --            (8,726)          (8,726)         66,595
ABVPSF Small/Mid Cap Value Class B                                       43,363          (160,229)        (116,866)        494,238
American Century VP Inflation Protection Class II                       110,226          (145,678)         (35,452)        835,683
American Funds Global Growth Class 2                                    174,448          (240,887)         (66,439)        746,627
American Funds Global Small Capitalization Class 2                      104,714          (190,772)         (86,058)        425,236
American Funds Growth Class 2                                           674,220        (1,239,754)        (565,534)      4,031,151
American Funds Growth-Income Class 2                                    936,811        (1,178,413)        (241,602)      3,444,678
American Funds International Class 2                                    451,882          (556,434)        (104,552)        520,108
BlackRock Global Allocation V.I. Class III                              584,935          (985,415)        (400,480)        734,932
Delaware VIP Diversified Income Service Class                         1,184,250          (919,003)         265,247        (116,031)
Delaware VIP Emerging Markets Service Class                             283,954          (314,350)         (30,396)        247,841
Delaware VIP High Yield Standard Class                                   53,545           (11,531)          42,014           8,804
Delaware VIP High Yield Service Class                                   972,859          (222,138)         750,721         217,992
Delaware VIP Limited-Term Diversified Income Service Class              342,978          (425,203)         (82,225)       (111,296)
Delaware VIP REIT Standard Class                                         12,380           (11,125)           1,255             667
Delaware VIP REIT Service Class                                         161,623          (207,964)         (46,341)        351,824
Delaware VIP Small Cap Value Standard Class                               5,587           (11,172)          (5,585)         38,754
Delaware VIP Small Cap Value Service Class                              104,138          (340,397)        (236,259)        934,525
Delaware VIP Smid Cap Growth Standard Class                                 104            (6,365)          (6,261)         31,487
Delaware VIP Smid Cap Growth Service Class                                   --          (152,616)        (152,616)        469,846
Delaware VIP U.S. Growth Service Class                                    6,434           (76,784)         (70,350)        424,907
Delaware VIP Value Standard Class                                         2,981            (2,188)             793          30,376
Delaware VIP Value Service Class                                        153,595          (166,561)         (12,966)        605,973
DWS Alternative Asset Allocation VIP Class B                             57,872           (68,122)         (10,250)         64,206
DWS Equity 500 Index VIP Class A                                         39,696           (30,545)           9,151         217,441
DWS Equity 500 Index VIP Class B                                         34,653           (13,535)          21,118         577,124
DWS Small Cap Index VIP Class A                                           8,408            (7,764)             644          33,463
DWS Small Cap Index VIP Class B                                          21,227            (9,448)          11,779         225,537
Fidelity VIP Contrafund Service Class 2                                 366,204          (761,215)        (395,011)      1,569,505
Fidelity VIP Equity-Income Initial Class                                     --            (2,819)          (2,819)         41,062
Fidelity VIP Equity-Income Service Class 2                                   --           (11,129)         (11,129)        170,857
Fidelity VIP Growth Initial Class                                           553            (2,631)          (2,078)          3,126
Fidelity VIP Growth Service Class 2                                       2,879           (97,633)         (94,754)        251,766
Fidelity VIP Mid Cap Service Class 2                                     89,678          (532,998)        (443,320)        958,790
Fidelity VIP Overseas Initial Class                                          --              (425)            (425)         13,002
Fidelity VIP Overseas Service Class 2                                        --           (20,586)         (20,586)        174,060
FTVIPT Franklin Income Securities Class 2                             1,709,173          (463,909)       1,245,264         288,641
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                      --           (45,799)         (45,799)      1,722,060
FTVIPT Mutual Shares Securities Class 2                                 439,873          (334,269)         105,604         695,707
FTVIPT Templeton Global Bond Securities Class 2                         583,334          (208,486)         374,848         226,731
FTVIPT Templeton Growth Securities Class 2                               91,479           (56,789)          34,690          51,279
Goldman Sachs VIT Large Cap Value Service Class                          14,985           (16,040)          (1,055)         66,710
Huntington VA Balanced                                                       96               (69)              27              36
Huntington VA Dividend Capture                                            1,359              (622)             737             492
Invesco V.I. American Franchise Series I                                    634            (2,518)          (1,884)          1,683
Invesco V.I. American Franchise Series II                                    66              (669)            (603)          4,248
Invesco V.I. Core Equity Series I                                         2,905            (3,234)            (329)         20,976
Invesco V.I. Core Equity Series II                                           93              (150)             (57)          3,245
Invesco V.I. International Growth Series I                                1,469            (1,569)            (100)         25,019
Invesco V.I. International Growth Series II                                 650              (959)            (309)          4,089
Janus Aspen Balanced Service Class                                       10,022           (11,776)          (1,754)         12,738
Janus Aspen Enterprise Service Class                                      1,677            (7,023)          (5,346)         34,552
Janus Aspen Global Research Service Class                                 1,464            (2,550)          (1,086)         22,496
LVIP American Global Growth Service Class II                             22,766           (40,672)         (17,906)         95,237


                                                                   DIVIDENDS                      NET CHANGE        NET INCREASE
                                                                   FROM           TOTAL           IN UNREALIZED     (DECREASE)
                                                                   NET REALIZED   NET REALIZED    APPRECIATION OR   IN NET ASSETS
                                                                   GAIN ON        GAIN (LOSS)     DEPRECIATION      RESULTING
SUBACCOUNT                                                         INVESTMENTS    ON INVESTMENTS  ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                              $         --   $      55,430    $     302,472     $      329,016
ABVPSF Growth and Income Class B                                             --       1,177,453         (201,434)         1,012,428
ABVPSF International Value Class B                                           --      (1,531,326)       2,126,073            701,114
ABVPSF Large Cap Growth Class B                                              --          66,595          107,360            165,229
ABVPSF Small/Mid Cap Value Class B                                      592,461       1,086,699        1,767,299          2,737,132
American Century VP Inflation Protection Class II                       790,831       1,626,514       (2,083,086)          (492,024)
American Funds Global Growth Class 2                                         --         746,627        2,764,099          3,444,287
American Funds Global Small Capitalization Class 2                           --         425,236        2,467,082          2,806,260
American Funds Growth Class 2                                                --       4,031,151       14,752,792         18,218,409
American Funds Growth-Income Class 2                                         --       3,444,678       16,189,031         19,392,107
American Funds International Class 2                                         --         520,108        5,721,022          6,136,578
BlackRock Global Allocation V.I. Class III                            2,330,648       3,065,580        3,856,453          6,521,553
Delaware VIP Diversified Income Service Class                           767,475         651,444       (2,644,303)        (1,727,612)
Delaware VIP Emerging Markets Service Class                                  --         247,841        1,296,332          1,513,777
Delaware VIP High Yield Standard Class                                       --           8,804            4,879             55,697
Delaware VIP High Yield Service Class                                        --         217,992          (34,614)           934,099
Delaware VIP Limited-Term Diversified Income Service Class                   --        (111,296)        (572,090)          (765,611)
Delaware VIP REIT Standard Class                                             --             667            5,245              7,167
Delaware VIP REIT Service Class                                              --         351,824         (309,778)            (4,295)
Delaware VIP Small Cap Value Standard Class                              35,422          74,176          148,300            216,891
Delaware VIP Small Cap Value Service Class                              934,569       1,869,094        3,806,155          5,438,990
Delaware VIP Smid Cap Growth Standard Class                              23,211          54,698          102,170            150,607
Delaware VIP Smid Cap Growth Service Class                              515,864         985,710        2,184,262          3,017,356
Delaware VIP U.S. Growth Service Class                                  191,647         616,554          946,910          1,493,114
Delaware VIP Value Standard Class                                            --          30,376            9,979             41,148
Delaware VIP Value Service Class                                             --         605,973        2,033,345          2,626,352
DWS Alternative Asset Allocation VIP Class B                                 --          64,206          (44,342)             9,614
DWS Equity 500 Index VIP Class A                                         47,153         264,594          241,590            515,335
DWS Equity 500 Index VIP Class B                                         47,734         624,858         (306,806)           339,170
DWS Small Cap Index VIP Class A                                          20,212          53,675           93,477            147,796
DWS Small Cap Index VIP Class B                                          59,688         285,225          (73,632)           223,372
Fidelity VIP Contrafund Service Class 2                                  12,824       1,582,329       10,256,945         11,444,263
Fidelity VIP Equity-Income Initial Class                                  1,472          42,534           44,143             83,858
Fidelity VIP Equity-Income Service Class 2                                4,972         175,829          124,798            289,498
Fidelity VIP Growth Initial Class                                           132           3,258           54,804             55,984
Fidelity VIP Growth Service Class 2                                       4,381         256,147        1,487,313          1,648,706
Fidelity VIP Mid Cap Service Class 2                                  4,275,886       5,234,676        4,366,564          9,157,920
Fidelity VIP Overseas Initial Class                                          --          13,002           (3,466)             9,111
Fidelity VIP Overseas Service Class 2                                        --         174,060          224,263            377,737
FTVIPT Franklin Income Securities Class 2                                    --         288,641        1,617,375          3,151,280
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                      --       1,722,060         (586,611)         1,089,650
FTVIPT Mutual Shares Securities Class 2                                      --         695,707        4,171,997          4,973,308
FTVIPT Templeton Global Bond Securities Class 2                         150,609         377,340         (775,410)           (23,222)
FTVIPT Templeton Growth Securities Class 2                                   --          51,279          777,829            863,798
Goldman Sachs VIT Large Cap Value Service Class                         182,721         249,431          192,245            440,621
Huntington VA Balanced                                                       45              81              512                620
Huntington VA Dividend Capture                                               --             492            6,245              7,474
Invesco V.I. American Franchise Series I                                     --           1,683           47,992             47,791
Invesco V.I. American Franchise Series II                                    --           4,248            8,015             11,660
Invesco V.I. Core Equity Series I                                            --          20,976           33,343             53,990
Invesco V.I. Core Equity Series II                                           --           3,245             (998)             2,190
Invesco V.I. International Growth Series I                                   --          25,019           (8,240)            16,679
Invesco V.I. International Growth Series II                                  --           4,089            5,801              9,581
Janus Aspen Balanced Service Class                                       38,631          51,369           74,936            124,551
Janus Aspen Enterprise Service Class                                         --          34,552           89,711            118,917
Janus Aspen Global Research Service Class                                    --          22,496            2,471             23,881
LVIP American Global Growth Service Class II                                 --          95,237          512,427            589,758



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEAR ENDED DECEMBER 31, 2013




                                                                              DIVIDENDS
                                                                              FROM         MORTALITY AND        NET
                                                                              INVESTMENT   EXPENSE              INVESTMENT
SUBACCOUNT                                                                    INCOME       GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP American Global Small Capitalization Service Class II                   $      5,916     $     (43,438)    $    (37,522)
LVIP American Growth Service Class II                                              55,990          (161,402)        (105,412)
LVIP American Growth-Income Service Class II                                       89,287          (152,914)         (63,627)
LVIP American International Service Class II                                       55,564           (87,368)         (31,804)
LVIP Baron Growth Opportunities Service Class                                      46,081          (191,297)        (145,216)
LVIP BlackRock Emerging Markets RPM Service Class                                  26,647           (37,870)         (11,223)
LVIP BlackRock Equity Dividend RPM Service Class                                  194,032          (133,466)          60,566
LVIP BlackRock Global Allocation V.I. RPM Service Class                                --           (67,089)         (67,089)
LVIP BlackRock Inflation Protected Bond Service Class                             121,816          (609,198)        (487,382)
LVIP Capital Growth Service Class                                                      --           (35,102)         (35,102)
LVIP Clarion Global Real Estate Service Class                                          --          (115,071)        (115,071)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                   --           (77,804)         (77,804)
LVIP Delaware Bond Standard Class                                                 137,931          (136,328)           1,603
LVIP Delaware Bond Service Class                                                1,136,998        (1,161,109)         (24,111)
LVIP Delaware Diversified Floating Rate Service Class                             139,635          (284,621)        (144,986)
LVIP Delaware Foundation Aggressive Allocation Standard Class                       4,669            (4,307)             362
LVIP Delaware Foundation Aggressive Allocation Service Class                       29,717           (39,419)          (9,702)
LVIP Delaware Growth and Income Service Class                                      23,953           (28,226)          (4,273)
LVIP Delaware Social Awareness Standard Class                                       6,911            (8,988)          (2,077)
LVIP Delaware Social Awareness Service Class                                       31,012           (51,946)         (20,934)
LVIP Delaware Special Opportunities Service Class                                  23,786           (60,864)         (37,078)
LVIP Dimensional Non-U.S. Equity RPM Service Class                                 61,094           (39,835)          21,259
LVIP Dimensional U.S. Equity RPM Service Class                                     58,893           (77,281)         (18,388)
LVIP Dimensional/Vanguard Total Bond Service Class                                175,158          (208,170)         (33,012)
LVIP Global Income Service Class                                                   51,169          (338,212)        (287,043)
LVIP JPMorgan High Yield Service Class                                            350,718          (117,628)         233,090
LVIP JPMorgan Mid Cap Value RPM Service Class                                      21,388           (77,979)         (56,591)
LVIP Managed Risk Profile 2010 Service Class                                        5,150            (6,924)          (1,774)
LVIP Managed Risk Profile 2020 Service Class                                        3,394            (6,914)          (3,520)
LVIP Managed Risk Profile 2030 Service Class                                        3,494            (5,221)          (1,727)
LVIP Managed Risk Profile 2040 Service Class                                           95              (165)             (70)
LVIP Managed Risk Profile Conservative Service Class                            1,228,448        (1,134,802)          93,646
LVIP Managed Risk Profile Growth Service Class                                  3,904,765        (2,924,300)         980,465
LVIP Managed Risk Profile Moderate Service Class                                3,938,771        (3,343,567)         595,204
LVIP MFS International Growth Service Class                                        24,348           (68,962)         (44,614)
LVIP MFS International Growth RPM Service Class                                    11,522            (8,247)           3,275
LVIP MFS Value Service Class                                                      209,884          (211,323)          (1,439)
LVIP Mid-Cap Value Service Class                                                   10,117           (75,604)         (65,487)
LVIP Mondrian International Value Standard Class                                   36,623           (25,828)          10,795
LVIP Mondrian International Value Service Class                                   298,788          (185,838)         112,950
LVIP Money Market Standard Class                                                      688           (42,310)         (41,622)
LVIP Money Market Service Class                                                     3,993          (258,169)        (254,176)
LVIP SSgA Bond Index Service Class                                                660,903          (672,676)         (11,773)
LVIP SSgA Conservative Index Allocation Service Class                              57,773           (78,319)         (20,546)
LVIP SSgA Conservative Structured Allocation Service Class                        168,745          (164,137)           4,608
LVIP SSgA Developed International 150 Service Class                               130,579           (93,324)          37,255
LVIP SSgA Emerging Markets 100 Service Class                                      150,298          (127,412)          22,886
LVIP SSgA Global Tactical Allocation RPM Service Class                          1,003,573          (824,213)         179,360
LVIP SSgA International Index Service Class                                       158,820          (181,895)         (23,075)
LVIP SSgA Large Cap 100 Service Class                                             237,848          (210,868)          26,980
LVIP SSgA Large Cap RPM Service Class                                              19,295            (4,298)          14,997
LVIP SSgA Moderate Index Allocation Service Class                                 147,033          (194,016)         (46,983)
LVIP SSgA Moderate Structured Allocation Service Class                          1,212,667          (862,619)         350,048
LVIP SSgA Moderately Aggressive Index Allocation Service Class                    108,248          (125,678)         (17,430)
LVIP SSgA Moderately Aggressive Structured Allocation Service Class               502,545          (406,200)          96,345
LVIP SSgA S&P 500 Index Standard Class                                             26,744           (23,180)           3,564
LVIP SSgA S&P 500 Index Service Class                                             472,224          (548,432)         (76,208)


                                                                                              DIVIDENDS
                                                                                              FROM           TOTAL
                                                                             NET REALIZED     NET REALIZED   NET REALIZED
                                                                             GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                                   ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP American Global Small Capitalization Service Class II                    $     153,729   $         --    $     153,729
LVIP American Growth Service Class II                                               286,913             --          286,913
LVIP American Growth-Income Service Class II                                        358,019             --          358,019
LVIP American International Service Class II                                         77,504             --           77,504
LVIP Baron Growth Opportunities Service Class                                       802,203        860,925        1,663,128
LVIP BlackRock Emerging Markets RPM Service Class                                    (6,478)            --           (6,478)
LVIP BlackRock Equity Dividend RPM Service Class                                    104,099             --          104,099
LVIP BlackRock Global Allocation V.I. RPM Service Class                              21,579         25,502           47,081
LVIP BlackRock Inflation Protected Bond Service Class                              (449,352)     1,148,412          699,060
LVIP Capital Growth Service Class                                                   203,752             --          203,752
LVIP Clarion Global Real Estate Service Class                                       292,099             --          292,099
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                 83,036         97,143          180,179
LVIP Delaware Bond Standard Class                                                   116,828         91,289          208,117
LVIP Delaware Bond Service Class                                                     91,644        867,020          958,664
LVIP Delaware Diversified Floating Rate Service Class                                17,266             --           17,266
LVIP Delaware Foundation Aggressive Allocation Standard Class                         1,683             --            1,683
LVIP Delaware Foundation Aggressive Allocation Service Class                         49,611             --           49,611
LVIP Delaware Growth and Income Service Class                                       118,739         47,115          165,854
LVIP Delaware Social Awareness Standard Class                                        58,615         10,468           69,083
LVIP Delaware Social Awareness Service Class                                        113,207         66,413          179,620
LVIP Delaware Special Opportunities Service Class                                   118,963        268,866          387,829
LVIP Dimensional Non-U.S. Equity RPM Service Class                                   48,481          3,023           51,504
LVIP Dimensional U.S. Equity RPM Service Class                                      124,451         24,558          149,009
LVIP Dimensional/Vanguard Total Bond Service Class                                  (28,428)        34,936            6,508
LVIP Global Income Service Class                                                    (35,944)        35,044             (900)
LVIP JPMorgan High Yield Service Class                                              101,962          1,333          103,295
LVIP JPMorgan Mid Cap Value RPM Service Class                                       104,997             --          104,997
LVIP Managed Risk Profile 2010 Service Class                                          2,391             --            2,391
LVIP Managed Risk Profile 2020 Service Class                                         19,693             --           19,693
LVIP Managed Risk Profile 2030 Service Class                                          1,178             --            1,178
LVIP Managed Risk Profile 2040 Service Class                                             13             --               13
LVIP Managed Risk Profile Conservative Service Class                                789,929      1,083,269        1,873,198
LVIP Managed Risk Profile Growth Service Class                                    1,925,492             --        1,925,492
LVIP Managed Risk Profile Moderate Service Class                                  1,813,624             --        1,813,624
LVIP MFS International Growth Service Class                                          98,909             --           98,909
LVIP MFS International Growth RPM Service Class                                       2,123             --            2,123
LVIP MFS Value Service Class                                                        986,205             --          986,205
LVIP Mid-Cap Value Service Class                                                    347,978             --          347,978
LVIP Mondrian International Value Standard Class                                     (4,351)            --           (4,351)
LVIP Mondrian International Value Service Class                                      40,147             --           40,147
LVIP Money Market Standard Class                                                         --             --               --
LVIP Money Market Service Class                                                          --             --               --
LVIP SSgA Bond Index Service Class                                                   92,714        123,741          216,455
LVIP SSgA Conservative Index Allocation Service Class                                71,250             --           71,250
LVIP SSgA Conservative Structured Allocation Service Class                          108,284          3,165          111,449
LVIP SSgA Developed International 150 Service Class                                 159,131             --          159,131
LVIP SSgA Emerging Markets 100 Service Class                                       (209,731)            --         (209,731)
LVIP SSgA Global Tactical Allocation RPM Service Class                              571,573             --          571,573
LVIP SSgA International Index Service Class                                         358,302             --          358,302
LVIP SSgA Large Cap 100 Service Class                                               917,472        668,718        1,586,190
LVIP SSgA Large Cap RPM Service Class                                                 5,140             --            5,140
LVIP SSgA Moderate Index Allocation Service Class                                   191,885             --          191,885
LVIP SSgA Moderate Structured Allocation Service Class                              384,292         43,461          427,753
LVIP SSgA Moderately Aggressive Index Allocation Service Class                      137,101             --          137,101
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                 157,878         52,509          210,387
LVIP SSgA S&P 500 Index Standard Class                                               19,628             --           19,628
LVIP SSgA S&P 500 Index Service Class                                             1,712,320             --        1,712,320


                                                                             NET CHANGE       NET INCREASE
                                                                             IN UNREALIZED    (DECREASE)
                                                                             APPRECIATION OR  IN NET ASSETS
                                                                             DEPRECIATION     RESULTING
SUBACCOUNT                                                                   ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP American Global Small Capitalization Service Class II                    $     493,618    $     609,825
LVIP American Growth Service Class II                                             1,988,240        2,169,741
LVIP American Growth-Income Service Class II                                      1,988,362        2,282,754
LVIP American International Service Class II                                        883,564          929,264
LVIP Baron Growth Opportunities Service Class                                     1,884,794        3,402,706
LVIP BlackRock Emerging Markets RPM Service Class                                   (39,526)         (57,227)
LVIP BlackRock Equity Dividend RPM Service Class                                  1,103,575        1,268,240
LVIP BlackRock Global Allocation V.I. RPM Service Class                             686,606          666,598
LVIP BlackRock Inflation Protected Bond Service Class                            (4,530,929)      (4,319,251)
LVIP Capital Growth Service Class                                                   734,936          903,586
LVIP Clarion Global Real Estate Service Class                                       (69,468)         107,560
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                821,305          923,680
LVIP Delaware Bond Standard Class                                                  (565,144)        (355,424)
LVIP Delaware Bond Service Class                                                 (4,058,224)      (3,123,671)
LVIP Delaware Diversified Floating Rate Service Class                               (38,853)        (166,573)
LVIP Delaware Foundation Aggressive Allocation Standard Class                        49,232           51,277
LVIP Delaware Foundation Aggressive Allocation Service Class                        358,545          398,454
LVIP Delaware Growth and Income Service Class                                       306,412          467,993
LVIP Delaware Social Awareness Standard Class                                       104,862          171,868
LVIP Delaware Social Awareness Service Class                                        743,797          902,483
LVIP Delaware Special Opportunities Service Class                                   553,485          904,236
LVIP Dimensional Non-U.S. Equity RPM Service Class                                  235,795          308,558
LVIP Dimensional U.S. Equity RPM Service Class                                      972,892        1,103,513
LVIP Dimensional/Vanguard Total Bond Service Class                                 (556,128)        (582,632)
LVIP Global Income Service Class                                                   (622,237)        (910,180)
LVIP JPMorgan High Yield Service Class                                                  340          336,725
LVIP JPMorgan Mid Cap Value RPM Service Class                                       795,326          843,732
LVIP Managed Risk Profile 2010 Service Class                                         27,639           28,256
LVIP Managed Risk Profile 2020 Service Class                                         15,280           31,453
LVIP Managed Risk Profile 2030 Service Class                                         35,791           35,242
LVIP Managed Risk Profile 2040 Service Class                                          1,273            1,216
LVIP Managed Risk Profile Conservative Service Class                              2,546,257        4,513,101
LVIP Managed Risk Profile Growth Service Class                                   16,671,594       19,577,551
LVIP Managed Risk Profile Moderate Service Class                                 16,103,441       18,512,269
LVIP MFS International Growth Service Class                                         427,676          481,971
LVIP MFS International Growth RPM Service Class                                      57,823           63,221
LVIP MFS Value Service Class                                                      3,158,248        4,143,014
LVIP Mid-Cap Value Service Class                                                    958,097        1,240,588
LVIP Mondrian International Value Standard Class                                    266,348          272,792
LVIP Mondrian International Value Service Class                                   1,596,330        1,749,427
LVIP Money Market Standard Class                                                         --          (41,622)
LVIP Money Market Service Class                                                          --         (254,176)
LVIP SSgA Bond Index Service Class                                               (1,980,099)      (1,775,417)
LVIP SSgA Conservative Index Allocation Service Class                               106,456          157,160
LVIP SSgA Conservative Structured Allocation Service Class                          357,175          473,232
LVIP SSgA Developed International 150 Service Class                                 699,277          895,663
LVIP SSgA Emerging Markets 100 Service Class                                       (122,266)        (309,111)
LVIP SSgA Global Tactical Allocation RPM Service Class                            2,780,802        3,531,735
LVIP SSgA International Index Service Class                                       1,367,100        1,702,327
LVIP SSgA Large Cap 100 Service Class                                             1,831,385        3,444,555
LVIP SSgA Large Cap RPM Service Class                                                54,578           74,715
LVIP SSgA Moderate Index Allocation Service Class                                   904,604        1,049,506
LVIP SSgA Moderate Structured Allocation Service Class                            4,136,913        4,914,714
LVIP SSgA Moderately Aggressive Index Allocation Service Class                      811,983          931,654
LVIP SSgA Moderately Aggressive Structured Allocation Service Class               2,374,552        2,681,284
LVIP SSgA S&P 500 Index Standard Class                                              219,968          243,160
LVIP SSgA S&P 500 Index Service Class                                             5,852,018        7,488,130



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEAR ENDED DECEMBER 31, 2013




                                                                       DIVIDENDS
                                                                       FROM         MORTALITY AND        NET
                                                                       INVESTMENT   EXPENSE              INVESTMENT
SUBACCOUNT                                                             INCOME       GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Small-Cap Index Service Class                               $     77,941     $    (209,560)    $   (131,619)
LVIP SSgA Small-Cap RPM Service Class                                       17,845            (7,641)          10,204
LVIP SSgA Small-Mid Cap 200 Service Class                                   98,148           (68,002)          30,146
LVIP T. Rowe Price Growth Stock Service Class                                   --          (141,478)        (141,478)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                     --            (1,543)          (1,543)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                      --           (80,909)         (80,909)
LVIP Templeton Growth RPM Service Class                                    207,639          (197,084)          10,555
LVIP UBS Large Cap Growth RPM Standard Class                                    --            (2,433)          (2,433)
LVIP UBS Large Cap Growth RPM Service Class                                     --           (67,870)         (67,870)
LVIP Vanguard Domestic Equity ETF Service Class                             46,913           (71,345)         (24,432)
LVIP Vanguard International Equity ETF Service Class                        50,780           (41,536)           9,244
LVIP VIP Contrafund RPM Service Class                                       39,858           (19,517)          20,341
Lord Abbett Fundamental Equity Class VC                                        173              (711)            (538)
MFS VIT Core Equity Service Class                                              308              (943)            (635)
MFS VIT Growth Initial Class                                                   227            (1,348)          (1,121)
MFS VIT Growth Service Class                                                 1,371           (17,135)         (15,764)
MFS VIT Total Return Initial Class                                          10,017            (7,816)           2,201
MFS VIT Total Return Service Class                                              --           (80,954)         (80,954)
MFS VIT Utilities Initial Class                                             10,000            (6,065)           3,935
MFS VIT Utilities Service Class                                            284,337          (229,515)          54,822
NB AMT Mid Cap Growth I Class                                                   --           (20,438)         (20,438)
NB AMT Mid Cap Intrinsic Value I Class                                      42,226           (61,019)         (18,793)
Oppenheimer Global Fund/VA Service Class                                     2,651            (2,033)             618
PIMCO VIT CommodityRealReturn Strategy Advisor Class                        57,849           (54,537)           3,312
Putnam VT Global Health Care Class IB                                        1,277            (2,182)            (905)
Putnam VT Growth & Income Class IB                                             239              (355)            (116)


                                                                                       DIVIDENDS
                                                                                       FROM           TOTAL
                                                                      NET REALIZED     NET REALIZED   NET REALIZED
                                                                      GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                            ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Small-Cap Index Service Class                                $     693,410   $     65,900    $     759,310
LVIP SSgA Small-Cap RPM Service Class                                          4,288             --            4,288
LVIP SSgA Small-Mid Cap 200 Service Class                                    219,657        302,309          521,966
LVIP T. Rowe Price Growth Stock Service Class                                447,947             --          447,947
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                    3,407            804            4,211
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                   351,927         51,823          403,750
LVIP Templeton Growth RPM Service Class                                      263,665             --          263,665
LVIP UBS Large Cap Growth RPM Standard Class                                   6,917             --            6,917
LVIP UBS Large Cap Growth RPM Service Class                                   94,914             --           94,914
LVIP Vanguard Domestic Equity ETF Service Class                              101,865             --          101,865
LVIP Vanguard International Equity ETF Service Class                          44,961             --           44,961
LVIP VIP Contrafund RPM Service Class                                         12,519             --           12,519
Lord Abbett Fundamental Equity Class VC                                        3,168          9,342           12,510
MFS VIT Core Equity Service Class                                              9,227             --            9,227
MFS VIT Growth Initial Class                                                   4,721            718            5,439
MFS VIT Growth Service Class                                                  55,643          8,371           64,014
MFS VIT Total Return Initial Class                                            19,105             --           19,105
MFS VIT Total Return Service Class                                         2,045,433             --        2,045,433
MFS VIT Utilities Initial Class                                               18,057          7,984           26,041
MFS VIT Utilities Service Class                                              586,650        253,020          839,670
NB AMT Mid Cap Growth I Class                                              1,553,894             --        1,553,894
NB AMT Mid Cap Intrinsic Value I Class                                        42,096             --           42,096
Oppenheimer Global Fund/VA Service Class                                       5,545             --            5,545
PIMCO VIT CommodityRealReturn Strategy Advisor Class                         (92,688)            --          (92,688)
Putnam VT Global Health Care Class IB                                          3,384          3,643            7,027
Putnam VT Growth & Income Class IB                                               338             --              338


                                                                      NET CHANGE       NET INCREASE
                                                                      IN UNREALIZED    (DECREASE)
                                                                      APPRECIATION OR  IN NET ASSETS
                                                                      DEPRECIATION     RESULTING
SUBACCOUNT                                                            ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Small-Cap Index Service Class                               $    2,664,201    $   3,291,892
LVIP SSgA Small-Cap RPM Service Class                                         94,891          109,383
LVIP SSgA Small-Mid Cap 200 Service Class                                    527,234        1,079,346
LVIP T. Rowe Price Growth Stock Service Class                              2,262,452        2,568,921
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                   19,897           22,565
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                 1,017,267        1,340,108
LVIP Templeton Growth RPM Service Class                                    1,593,454        1,867,674
LVIP UBS Large Cap Growth RPM Standard Class                                  28,750           33,234
LVIP UBS Large Cap Growth RPM Service Class                                  927,127          954,171
LVIP Vanguard Domestic Equity ETF Service Class                              977,521        1,054,954
LVIP Vanguard International Equity ETF Service Class                         247,529          301,734
LVIP VIP Contrafund RPM Service Class                                        253,424          286,284
Lord Abbett Fundamental Equity Class VC                                       10,880           22,852
MFS VIT Core Equity Service Class                                              7,051           15,643
MFS VIT Growth Initial Class                                                  24,664           28,982
MFS VIT Growth Service Class                                                 254,990          303,240
MFS VIT Total Return Initial Class                                            67,468           88,774
MFS VIT Total Return Service Class                                          (635,961)       1,328,518
MFS VIT Utilities Initial Class                                               44,247           74,223
MFS VIT Utilities Service Class                                            1,428,853        2,323,345
NB AMT Mid Cap Growth I Class                                             (1,104,363)         429,093
NB AMT Mid Cap Intrinsic Value I Class                                     1,075,202        1,098,505
Oppenheimer Global Fund/VA Service Class                                      48,219           54,382
PIMCO VIT CommodityRealReturn Strategy Advisor Class                        (535,565)        (624,941)
Putnam VT Global Health Care Class IB                                         37,491           43,613
Putnam VT Growth & Income Class IB                                             4,151            4,373



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                            ABVPSF
                                                                            GLOBAL        ABVPSF        ABVPSF         ABVPSF
                                                                            THEMATIC      GROWTH        INTERNATIONAL  LARGE CAP
                                                                            GROWTH        AND INCOME    VALUE          GROWTH
                                                                            CLASS B       CLASS B       CLASS B        CLASS B
                                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 1,470,750   $  6,478,091   $  6,923,014   $   640,426
Changes From Operations:
   - Net investment income (loss)                                              (24,522)       (20,903)       (19,326)       (9,815)
   - Net realized gain (loss) on investments                                   (29,390)       (12,734)      (576,822)       41,151
   - Net change in unrealized appreciation or depreciation on investments      219,235        977,333      1,431,145        56,355
                                                                           ------------  -------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             165,323        943,696        834,997        87,691
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         56,611         12,123         80,168           864
   - Contract withdrawals and transfers to annuity reserves                   (108,543)      (825,892)      (792,738)      (39,088)
   - Contract transfers                                                        (60,940)      (516,226)        54,135      (135,773)
                                                                           ------------  -------------  -------------  ------------
                                                                              (112,872)    (1,329,995)      (658,435)     (173,997)
   Annuity Reserves:
   - Annuity Payments                                                               --         (1,157)            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --             92             --            --
                                                                           ------------  -------------  -------------  ------------
                                                                                    --         (1,065)            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (112,872)    (1,331,060)      (658,435)     (173,997)
                                                                           ------------  -------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         52,451       (387,364)       176,562       (86,306)
                                                                           ------------  -------------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                              1,523,201      6,090,727      7,099,576       554,120
Changes From Operations:
   - Net investment income (loss)                                              (28,886)        36,409        106,367        (8,726)
   - Net realized gain (loss) on investments                                    55,430      1,177,453     (1,531,326)       66,595
   - Net change in unrealized appreciation or depreciation on investments      302,472       (201,434)     2,126,073       107,360
                                                                           ------------  -------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             329,016      1,012,428        701,114       165,229
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        259,493          1,865         41,882           937
   - Contract withdrawals and transfers to annuity reserves                   (219,634)      (281,693)      (228,359)     (141,886)
   - Contract transfers                                                        (58,087)    (6,822,620)    (7,614,213)      (20,333)
                                                                           ------------  -------------  -------------  ------------
                                                                               (18,228)    (7,102,448)    (7,800,690)     (161,282)
   Annuity Reserves:
   - Annuity Payments                                                               --           (707)            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --             --             --            --
                                                                           ------------  -------------  -------------  ------------
                                                                                    --           (707)            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (18,228)    (7,103,155)    (7,800,690)     (161,282)
                                                                           ------------  -------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        310,788     (6,090,727)    (7,099,576)        3,947
                                                                           ------------  -------------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 1,833,989   $         --   $         --   $   558,067
                                                                           ============  =============  =============  ============


                                                                                            AMERICAN
                                                                           ABVPSF           CENTURY VP     AMERICAN
                                                                           SMALL/MID CAP    INFLATION      FUNDS
                                                                           VALUE            PROTECTION     GLOBAL GROWTH
                                                                           CLASS B          CLASS II       CLASS 2
                                                                           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  7,128,131   $  24,940,164   $ 14,686,240
Changes From Operations:
   - Net investment income (loss)                                               (102,239)        166,333       (123,492)
   - Net realized gain (loss) on investments                                     433,098       1,088,308        181,882
   - Net change in unrealized appreciation or depreciation on investments        794,074          79,044      2,647,936
                                                                           --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             1,124,933       1,333,685      2,706,326
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          451,280         194,575         92,717
   - Contract withdrawals and transfers to annuity reserves                     (831,597)     (2,835,846)    (1,496,621)
   - Contract transfers                                                         (601,245)       (310,060)    (2,033,997)
                                                                           --------------  --------------  -------------
                                                                                (981,562)     (2,951,331)    (3,437,901)
   Annuity Reserves:
   - Annuity Payments                                                               (237)         (3,638)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       95             332             --
                                                                           --------------  --------------  -------------
                                                                                    (142)         (3,306)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (981,704)     (2,954,637)    (3,437,901)
                                                                           --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          143,229      (1,620,952)      (731,575)
                                                                           --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                7,271,360      23,319,212     13,954,665
Changes From Operations:
   - Net investment income (loss)                                               (116,866)        (35,452)       (66,439)
   - Net realized gain (loss) on investments                                   1,086,699       1,626,514        746,627
   - Net change in unrealized appreciation or depreciation on investments      1,767,299      (2,083,086)     2,764,099
                                                                           --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             2,737,132        (492,024)     3,444,287
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          581,754         105,771        152,184
   - Contract withdrawals and transfers to annuity reserves                     (925,948)     (1,080,602)    (1,830,846)
   - Contract transfers                                                        1,697,217     (21,850,727)      (482,379)
                                                                           --------------  --------------  -------------
                                                                               1,353,023     (22,825,558)    (2,161,041)
   Annuity Reserves:
   - Annuity Payments                                                               (286)         (1,630)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        2              --             --
                                                                           --------------  --------------  -------------
                                                                                    (284)         (1,630)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           1,352,739     (22,827,188)    (2,161,041)
                                                                           --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        4,089,871     (23,319,212)     1,283,246
                                                                           --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 11,361,231   $          --   $ 15,237,911
                                                                           ==============  ==============  =============


                                                                           AMERICAN                         AMERICAN
                                                                           FUNDS            AMERICAN        FUNDS
                                                                           GLOBAL SMALL     FUNDS           GROWTH-
                                                                           CAPITALIZATION   GROWTH          INCOME
                                                                           CLASS 2          CLASS 2         CLASS 2
                                                                           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 11,248,051    $  72,176,503   $  69,009,673
Changes From Operations:
   - Net investment income (loss)                                               (29,628)        (671,668)        (71,744)
   - Net realized gain (loss) on investments                                    (91,394)       1,113,518         409,422
   - Net change in unrealized appreciation or depreciation on investments     1,877,030       10,504,750       9,826,110
                                                                           --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            1,756,008       10,946,600      10,163,788
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         192,185          241,527         606,003
   - Contract withdrawals and transfers to annuity reserves                  (1,518,208)      (8,890,901)     (8,493,926)
   - Contract transfers                                                        (391,449)      (3,626,588)     (3,519,354)
                                                                           --------------  --------------  --------------
                                                                             (1,717,472)     (12,275,962)    (11,407,277)
   Annuity Reserves:
   - Annuity Payments                                                              (446)          (2,597)         (2,628)
   - Receipt (reimbursement) of mortality guarantee adjustments                     178              205             (89)
                                                                           --------------  --------------  --------------
                                                                                   (268)          (2,392)         (2,717)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (1,717,740)     (12,278,354)    (11,409,994)
                                                                           --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          38,268       (1,331,754)     (1,246,206)
                                                                           --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                              11,286,319       70,844,749      67,763,467
Changes From Operations:
   - Net investment income (loss)                                               (86,058)        (565,534)       (241,602)
   - Net realized gain (loss) on investments                                    425,236        4,031,151       3,444,678
   - Net change in unrealized appreciation or depreciation on investments     2,467,082       14,752,792      16,189,031
                                                                           --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            2,806,260       18,218,409      19,392,107
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         239,455          497,262         760,852
   - Contract withdrawals and transfers to annuity reserves                  (1,389,790)     (10,895,621)    (10,709,360)
   - Contract transfers                                                        (361,009)        (856,079)     (1,503,472)
                                                                           --------------  --------------  --------------
                                                                             (1,511,344)     (11,254,438)    (11,451,980)
   Annuity Reserves:
   - Annuity Payments                                                              (506)          (6,111)         (6,867)
   - Receipt (reimbursement) of mortality guarantee adjustments                       4             (390)         (8,312)
                                                                           --------------  --------------  --------------
                                                                                   (502)          (6,501)        (15,179)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (1,511,846)     (11,260,939)    (11,467,159)
                                                                           --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,294,414        6,957,470       7,924,948
                                                                           --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 12,580,733    $  77,802,219   $  75,688,415
                                                                           ==============  ==============  ==============


                                                                                                            DELAWARE
                                                                           AMERICAN       BLACKROCK         VIP
                                                                           FUNDS          GLOBAL            DIVERSIFIED
                                                                           INTERNATIONAL  ALLOCATION V.I.   INCOME
                                                                           CLASS 2        CLASS III         SERVICE CLASS
                                                                           SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 34,308,332   $ 35,368,810     $ 49,236,875
Changes From Operations:
   - Net investment income (loss)                                               (78,719)       (71,171)         691,968
   - Net realized gain (loss) on investments                                   (600,058)       154,792        1,916,721
   - Net change in unrealized appreciation or depreciation on investments     5,830,006      3,248,947            4,704
                                                                           -------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            5,151,229      3,332,568        2,613,393
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         306,519      9,804,381        4,255,683
   - Contract withdrawals and transfers to annuity reserves                  (3,768,368)    (2,773,600)      (4,431,866)
   - Contract transfers                                                      (1,994,544)     7,574,787        2,877,513
                                                                           -------------  ---------------  --------------
                                                                             (5,456,393)    14,605,568        2,701,330
   Annuity Reserves:
   - Annuity Payments                                                            (1,348)            --           (3,095)
   - Receipt (reimbursement) of mortality guarantee adjustments                     117             --              282
                                                                           -------------  ---------------  --------------
                                                                                 (1,231)            --           (2,813)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (5,457,624)    14,605,568        2,698,517
                                                                           -------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (306,395)    17,938,136        5,311,910
                                                                           -------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                              34,001,937     53,306,946       54,548,785
Changes From Operations:
   - Net investment income (loss)                                              (104,552)      (400,480)         265,247
   - Net realized gain (loss) on investments                                    520,108      3,065,580          651,444
   - Net change in unrealized appreciation or depreciation on investments     5,721,022      3,856,453       (2,644,303)
                                                                           -------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            6,136,578      6,521,553       (1,727,612)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         574,246      4,298,270        7,567,525
   - Contract withdrawals and transfers to annuity reserves                  (4,224,633)    (3,360,089)      (4,833,901)
   - Contract transfers                                                      (1,289,926)    (3,014,562)       2,519,149
                                                                           -------------  ---------------  --------------
                                                                             (4,940,313)    (2,076,381)       5,252,773
   Annuity Reserves:
   - Annuity Payments                                                            (1,596)            --           (3,253)
   - Receipt (reimbursement) of mortality guarantee adjustments                     189             --              370
                                                                           -------------  ---------------  --------------
                                                                                 (1,407)            --           (2,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (4,941,720)    (2,076,381)       5,249,890
                                                                           -------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,194,858      4,445,172        3,522,278
                                                                           -------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 35,196,795   $ 57,752,118     $ 58,071,063
                                                                           =============  ===============  ==============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                            DELAWARE
                                                                            VIP            DELAWARE         DELAWARE
                                                                            EMERGING       VIP              VIP
                                                                            MARKETS        HIGH YIELD       HIGH YIELD
                                                                            SERVICE CLASS  STANDARD CLASS   SERVICE CLASS
                                                                            SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 16,687,302     $ 654,742     $  14,546,042
Changes From Operations:
   - Net investment income (loss)                                               (162,322)       49,034         1,019,474
   - Net realized gain (loss) on investments                                    (117,875)        5,792           231,921
   - Net change in unrealized appreciation or depreciation on investments      2,407,058        47,637           808,752
                                                                            -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             2,126,861       102,463         2,060,147
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        1,380,716           111            97,073
   - Contract withdrawals and transfers to annuity reserves                   (1,842,351)      (56,108)       (1,966,009)
   - Contract transfers                                                          578,147        23,148          (910,111)
                                                                            -------------  --------------  --------------
                                                                                 116,512       (32,849)       (2,779,047)
   Annuity Reserves:
   - Annuity Payments                                                               (847)         (394)               --
   - Receipt (reimbursement) of mortality guarantee adjustments                       75            27                --
                                                                            -------------  --------------  --------------
                                                                                    (772)         (367)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             115,740       (33,216)       (2,779,047)
                                                                            -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        2,242,601        69,247          (718,900)
                                                                            -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                               18,929,903       723,989        13,827,142
Changes From Operations:
   - Net investment income (loss)                                                (30,396)       42,014           750,721
   - Net realized gain (loss) on investments                                     247,841         8,804           217,992
   - Net change in unrealized appreciation or depreciation on investments      1,296,332         4,879           (34,614)
                                                                            -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             1,513,777        55,697           934,099
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          688,329         2,394           177,426
   - Contract withdrawals and transfers to annuity reserves                   (1,807,465)      (60,449)       (1,763,883)
   - Contract transfers                                                           83,210       104,930            12,025
                                                                            -------------  --------------  --------------
                                                                              (1,035,926)       46,875        (1,574,432)
   Annuity Reserves:
   - Annuity Payments                                                               (965)         (437)               --
   - Receipt (reimbursement) of mortality guarantee adjustments                      119            41                --
                                                                            -------------  --------------  --------------
                                                                                    (846)         (396)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (1,036,772)       46,479        (1,574,432)
                                                                            -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          477,005       102,176          (640,333)
                                                                            -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 19,406,908     $ 826,165     $  13,186,809
                                                                            =============  ==============  ==============


                                                                            DELAWARE VIP
                                                                            LIMITED-TERM
                                                                            DIVERSIFIED    DELAWARE         DELAWARE
                                                                            INCOME         VIP REIT         VIP REIT
                                                                            SERVICE CLASS  STANDARD CLASS   SERVICE CLASS
                                                                            SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 21,274,247     $ 753,942     $  11,310,658
Changes From Operations:
   - Net investment income (loss)                                                (40,096)        1,458           (41,122)
   - Net realized gain (loss) on investments                                     221,507       (11,770)           60,873
   - Net change in unrealized appreciation or depreciation on investments         18,260       122,373         1,597,573
                                                                            -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               199,671       112,061         1,617,324
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        3,375,660           138           653,404
   - Contract withdrawals and transfers to annuity reserves                   (2,280,365)      (88,707)       (1,372,287)
   - Contract transfers                                                        1,460,631        (4,053)         (313,681)
                                                                            -------------  --------------  --------------
                                                                               2,555,926       (92,622)       (1,032,564)
   Annuity Reserves:
   - Annuity Payments                                                               (234)           --            (1,346)
   - Receipt (reimbursement) of mortality guarantee adjustments                       84            --               (53)
                                                                            -------------  --------------  --------------
                                                                                    (150)           --            (1,399)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           2,555,776       (92,622)       (1,033,963)
                                                                            -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        2,755,447        19,439           583,361
                                                                            -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                               24,029,694       773,381        11,894,019
Changes From Operations:
   - Net investment income (loss)                                                (82,225)        1,255           (46,341)
   - Net realized gain (loss) on investments                                    (111,296)          667           351,824
   - Net change in unrealized appreciation or depreciation on investments       (572,090)        5,245          (309,778)
                                                                            -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              (765,611)        7,167            (4,295)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        7,415,256         2,886           756,704
   - Contract withdrawals and transfers to annuity reserves                   (1,718,472)      (46,124)       (1,324,565)
   - Contract transfers                                                        1,894,078       (16,956)          522,740
                                                                            -------------  --------------  --------------
                                                                               7,590,862       (60,194)          (45,121)
   Annuity Reserves:
   - Annuity Payments                                                               (203)           --            (1,748)
   - Receipt (reimbursement) of mortality guarantee adjustments                        1            --            (3,562)
                                                                            -------------  --------------  --------------
                                                                                    (202)           --            (5,310)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           7,590,660       (60,194)          (50,431)
                                                                            -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        6,825,049       (53,027)          (54,726)
                                                                            -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 30,854,743     $ 720,354     $  11,839,293
                                                                            =============  ==============  ==============



                                                                            DELAWARE VIP    DELAWARE VIP    DELAWARE VIP
                                                                            SMALL CAP       SMALL CAP       SMID CAP
                                                                            VALUE           VALUE           GROWTH
                                                                            STANDARD CLASS  SERVICE CLASS   STANDARD CLASS
                                                                            SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   779,490    $  18,291,497     $ 408,382
Changes From Operations:
   - Net investment income (loss)                                                 (6,255)        (259,655)       (4,965)
   - Net realized gain (loss) on investments                                     102,789        1,783,477        39,099
   - Net change in unrealized appreciation or depreciation on investments        (10,699)         612,973         2,987
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                85,835        2,136,795        37,121
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              244          887,717         1,600
   - Contract withdrawals and transfers to annuity reserves                     (154,692)      (1,855,497)      (72,811)
   - Contract transfers                                                            4,765         (296,039)       13,013
                                                                            --------------  --------------  --------------
                                                                                (149,683)      (1,263,819)      (58,198)
   Annuity Reserves:
   - Annuity Payments                                                               (391)              --          (385)
   - Receipt (reimbursement) of mortality guarantee adjustments                       25               --            25
                                                                            --------------  --------------  --------------
                                                                                    (366)              --          (360)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (150,049)      (1,263,819)      (58,558)
                                                                            --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (64,214)         872,976       (21,437)
                                                                            --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  715,276       19,164,473       386,945
Changes From Operations:
   - Net investment income (loss)                                                 (5,585)        (236,259)       (6,261)
   - Net realized gain (loss) on investments                                      74,176        1,869,094        54,698
   - Net change in unrealized appreciation or depreciation on investments        148,300        3,806,155       102,170
                                                                            --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               216,891        5,438,990       150,607
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            3,428          428,952         1,816
   - Contract withdrawals and transfers to annuity reserves                      (59,734)      (2,049,976)      (66,007)
   - Contract transfers                                                            3,019       (1,557,863)       29,757
                                                                            --------------  --------------  --------------
                                                                                 (53,287)      (3,178,887)      (34,434)
   Annuity Reserves:
   - Annuity Payments                                                               (421)              --          (406)
   - Receipt (reimbursement) of mortality guarantee adjustments                       45               --            44
                                                                            --------------  --------------  --------------
                                                                                    (376)              --          (362)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (53,663)      (3,178,887)      (34,796)
                                                                            --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          163,228        2,260,103       115,811
                                                                            --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $   878,504    $  21,424,576     $ 502,756
                                                                            ==============  ==============  ==============



                                                                            DELAWARE VIP
                                                                            SMID CAP        DELAWARE VIP   DELAWARE
                                                                            GROWTH          U.S. GROWTH    VIP VALUE
                                                                            SERVICE CLASS   SERVICE CLASS  STANDARD CLASS
                                                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   5,919,176   $  3,581,425     $ 205,051
Changes From Operations:
   - Net investment income (loss)                                                (129,681)       (73,526)        1,240
   - Net realized gain (loss) on investments                                      593,965        195,385        11,414
   - Net change in unrealized appreciation or depreciation on investments         109,633        450,483         7,897
                                                                            --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                573,917        572,342        20,551
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           510,531        512,191            29
   - Contract withdrawals and transfers to annuity reserves                      (635,182)      (366,089)      (28,578)
   - Contract transfers                                                         1,781,450        917,444       (50,417)
                                                                            --------------  -------------  --------------
                                                                                1,656,799      1,063,546       (78,966)
   Annuity Reserves:
   - Annuity Payments                                                                  --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --             --            --
                                                                            --------------  -------------  --------------
                                                                                       --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            1,656,799      1,063,546       (78,966)
                                                                            --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,230,716      1,635,888       (58,415)
                                                                            --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 8,149,892      5,217,313       146,636
Changes From Operations:
   - Net investment income (loss)                                                (152,616)       (70,350)          793
   - Net realized gain (loss) on investments                                      985,710        616,554        30,376
   - Net change in unrealized appreciation or depreciation on investments       2,184,262        946,910         9,979
                                                                            --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              3,017,356      1,493,114        41,148
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           380,779        388,069            --
   - Contract withdrawals and transfers to annuity reserves                      (969,218)      (400,639)      (50,439)
   - Contract transfers                                                           (13,474)    (1,027,252)      (26,468)
                                                                            --------------  -------------  --------------
                                                                                 (601,913)    (1,039,822)      (76,907)
   Annuity Reserves:
   - Annuity Payments                                                                  --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --             --            --
                                                                            --------------  -------------  --------------
                                                                                       --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (601,913)    (1,039,822)      (76,907)
                                                                            --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,415,443        453,292       (35,759)
                                                                            --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                             $  10,565,335   $  5,670,605     $ 110,877
                                                                            ==============  =============  ==============




                                                                             DELAWARE
                                                                             VIP VALUE
                                                                             SERVICE CLASS
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   8,361,391
Changes From Operations:
   - Net investment income (loss)                                                  35,237
   - Net realized gain (loss) on investments                                      122,940
   - Net change in unrealized appreciation or depreciation on investments         891,144
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              1,049,321
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           319,037
   - Contract withdrawals and transfers to annuity reserves                    (1,279,535)
   - Contract transfers                                                           442,239
                                                                            --------------
                                                                                 (518,259)
   Annuity Reserves:
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                            --------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (518,259)
                                                                            --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           531,062
                                                                            --------------
NET ASSETS AT DECEMBER 31, 2012                                                 8,892,453
Changes From Operations:
   - Net investment income (loss)                                                 (12,966)
   - Net realized gain (loss) on investments                                      605,973
   - Net change in unrealized appreciation or depreciation on investments       2,033,345
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              2,626,352
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           363,246
   - Contract withdrawals and transfers to annuity reserves                    (1,542,050)
   - Contract transfers                                                           469,130
                                                                            --------------
                                                                                 (709,674)
   Annuity Reserves:
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                            --------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (709,674)
                                                                            --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,916,678
                                                                            --------------
NET ASSETS AT DECEMBER 31, 2013                                             $  10,809,131
                                                                            ==============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                              DWS               DWS            DWS
                                                                              ALTERNATIVE       EQUITY 500     EQUITY 500
                                                                              ASSET ALLOCATION  INDEX          INDEX
                                                                              VIP CLASS B       VIP CLASS A    VIP CLASS B
                                                                              SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  2,001,584     $ 2,159,617   $   2,459,260
Changes From Operations:
   - Net investment income (loss)                                                    36,350           5,554          (1,526)
   - Net realized gain (loss) on investments                                         28,999          89,968         100,683
   - Net change in unrealized appreciation or depreciation on investments           105,604         188,161         203,854
                                                                              ----------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  170,953         283,683         303,011
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             505,696           7,874          13,318
   - Contract withdrawals and transfers to annuity reserves                        (205,416)       (300,318)       (502,112)
   - Contract transfers                                                             369,001        (156,686)       (217,422)
                                                                              ----------------  ------------  --------------
                                                                                    669,281        (449,130)       (706,216)
   Annuity Reserves:
   - Annuity Payments                                                                    --              --            (701)
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --              64
                                                                              ----------------  ------------  --------------
                                                                                         --              --            (637)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                669,281        (449,130)       (706,853)
                                                                              ----------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             840,234        (165,447)       (403,842)
                                                                              ----------------  ------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   2,841,818       1,994,170       2,055,418
Changes From Operations:
   - Net investment income (loss)                                                   (10,250)          9,151          21,118
   - Net realized gain (loss) on investments                                         64,206         264,594         624,858
   - Net change in unrealized appreciation or depreciation on investments           (44,342)        241,590        (306,806)
                                                                              ----------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                    9,614         515,335         339,170
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             216,949          19,344          17,444
   - Contract withdrawals and transfers to annuity reserves                        (379,145)       (249,768)        (43,909)
   - Contract transfers                                                             355,510        (442,153)     (2,367,777)
                                                                              ----------------  ------------  --------------
                                                                                    193,314        (672,577)     (2,394,242)
   Annuity Reserves:
   - Annuity Payments                                                                    --              --            (346)
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --              --
                                                                              ----------------  ------------  --------------
                                                                                         --              --            (346)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                193,314        (672,577)     (2,394,588)
                                                                              ----------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             202,928        (157,242)     (2,055,418)
                                                                              ----------------  ------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  3,044,746     $ 1,836,928   $          --
                                                                              ================  ============  ==============


                                                                              DWS            DWS             FIDELITY VIP
                                                                              SMALL CAP      SMALL CAP       CONTRAFUND
                                                                              INDEX          INDEX           SERVICE
                                                                              VIP CLASS A    VIP CLASS B     CLASS 2
                                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   553,928   $   1,468,329   $  39,661,867
Changes From Operations:
   - Net investment income (loss)                                                  (3,340)        (16,924)       (244,502)
   - Net realized gain (loss) on investments                                       (1,014)          6,334          46,381
   - Net change in unrealized appreciation or depreciation on investments          70,247         206,696       5,789,792
                                                                              ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 65,893         196,106       5,591,671
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               610           3,758       2,883,043
   - Contract withdrawals and transfers to annuity reserves                       (90,442)       (221,474)     (4,072,987)
   - Contract transfers                                                           (58,937)        (75,934)     (1,427,302)
                                                                              ------------  --------------  --------------
                                                                                 (148,769)       (293,650)     (2,617,246)
   Annuity Reserves:
   - Annuity Payments                                                                  --              --          (1,091)
   - Receipt (reimbursement) of mortality guarantee adjustments                        --              --             213
                                                                              ------------  --------------  --------------
                                                                                       --              --            (878)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (148,769)       (293,650)     (2,618,124)
                                                                              ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (82,876)        (97,544)      2,973,547
                                                                              ------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   471,052       1,370,785      42,635,414
Changes From Operations:
   - Net investment income (loss)                                                     644          11,779        (395,011)
   - Net realized gain (loss) on investments                                       53,675         285,225       1,582,329
   - Net change in unrealized appreciation or depreciation on investments          93,477         (73,632)     10,256,945
                                                                              ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                147,796         223,372      11,444,263
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            42,375             374       2,242,761
   - Contract withdrawals and transfers to annuity reserves                       (69,019)        (79,041)     (5,446,460)
   - Contract transfers                                                          (114,722)     (1,515,490)     (2,550,954)
                                                                              ------------  --------------  --------------
                                                                                 (141,366)     (1,594,157)     (5,754,653)
   Annuity Reserves:
   - Annuity Payments                                                                  --              --          (1,233)
   - Receipt (reimbursement) of mortality guarantee adjustments                        --              --              97
                                                                              ------------  --------------  --------------
                                                                                       --              --          (1,136)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (141,366)     (1,594,157)     (5,755,789)
                                                                              ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             6,430      (1,370,785)      5,688,474
                                                                              ------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $   477,482   $          --   $  48,323,888
                                                                              ============  ==============  ==============


                                                                              FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                                              EQUITY-INCOME  EQUITY-INCOME   GROWTH
                                                                              INITIAL        SERVICE         INITIAL
                                                                              CLASS          CLASS 2         CLASS
                                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $   555,101    $  1,677,157    $ 192,865
Changes From Operations:
   - Net investment income (loss)                                                    8,208          20,501       (1,875)
   - Net realized gain (loss) on investments                                        19,246          91,128        7,598
   - Net change in unrealized appreciation or depreciation on investments           49,744         136,019       17,274
                                                                              -------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  77,198         247,648       22,997
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 --           1,144           --
   - Contract withdrawals and transfers to annuity reserves                       (104,988)       (250,704)      (4,388)
   - Contract transfers                                                            (20,193)         19,223      (42,631)
                                                                              -------------  --------------  ------------
                                                                                  (125,181)       (230,337)     (47,019)
   Annuity Reserves:
   - Annuity Payments                                                                   --              --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --           --
                                                                              -------------  --------------  ------------
                                                                                        --              --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (125,181)       (230,337)     (47,019)
                                                                              -------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (47,983)         17,311      (24,022)
                                                                              -------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                    507,118       1,694,468      168,843
Changes From Operations:
   - Net investment income (loss)                                                   (2,819)        (11,129)      (2,078)
   - Net realized gain (loss) on investments                                        42,534         175,829        3,258
   - Net change in unrealized appreciation or depreciation on investments           44,143         124,798       54,804
                                                                              -------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  83,858         289,498       55,984
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                601          12,624           --
   - Contract withdrawals and transfers to annuity reserves                        (14,325)        (95,877)      (9,191)
   - Contract transfers                                                           (577,252)     (1,900,713)          --
                                                                              -------------  --------------  ------------
                                                                                  (590,976)     (1,983,966)      (9,191)
   Annuity Reserves:
   - Annuity Payments                                                                   --              --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --           --
                                                                              -------------  --------------  ------------
                                                                                        --              --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (590,976)     (1,983,966)      (9,191)
                                                                              -------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (507,118)     (1,694,468)      46,793
                                                                              -------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                                $        --    $         --    $ 215,636
                                                                              =============  ==============  ============


                                                                              FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                                                              GROWTH          MID CAP        OVERSEAS
                                                                              SERVICE         SERVICE        INITIAL
                                                                              CLASS 2         CLASS 2        CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  3,317,526   $  23,363,282   $   78,555
Changes From Operations:
   - Net investment income (loss)                                                  (51,314)       (356,541)         397
   - Net realized gain (loss) on investments                                       184,450       2,627,905         (348)
   - Net change in unrealized appreciation or depreciation on investments          269,144         820,898       13,465
                                                                              -------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 402,280       3,092,262       13,514
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            437,813       2,759,704           --
   - Contract withdrawals and transfers to annuity reserves                       (310,567)     (2,383,537)     (13,684)
   - Contract transfers                                                            637,104       1,645,536         (812)
                                                                              -------------  --------------  ------------
                                                                                   764,350       2,021,703      (14,496)
   Annuity Reserves:
   - Annuity Payments                                                                   --              --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --           --
                                                                              -------------  --------------  ------------
                                                                                        --              --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               764,350       2,021,703      (14,496)
                                                                              -------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          1,166,630       5,113,965         (982)
                                                                              -------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                  4,484,156      28,477,247       77,573
Changes From Operations:
   - Net investment income (loss)                                                  (94,754)       (443,320)        (425)
   - Net realized gain (loss) on investments                                       256,147       5,234,676       13,002
   - Net change in unrealized appreciation or depreciation on investments        1,487,313       4,366,564       (3,466)
                                                                              -------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,648,706       9,157,920        9,111
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            475,136       1,783,108           --
   - Contract withdrawals and transfers to annuity reserves                       (305,856)     (2,717,079)        (397)
   - Contract transfers                                                            718,316        (600,068)     (86,287)
                                                                              -------------  --------------  ------------
                                                                                   887,596      (1,534,039)     (86,684)
   Annuity Reserves:
   - Annuity Payments                                                                   --              --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --           --
                                                                              -------------  --------------  ------------
                                                                                        --              --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               887,596      (1,534,039)     (86,684)
                                                                              -------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          2,536,302       7,623,881      (77,573)
                                                                              -------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                               $  7,020,458   $  36,101,128   $       --
                                                                              =============  ==============  ============


                                                                              FIDELITY VIP
                                                                              OVERSEAS
                                                                              SERVICE
                                                                              CLASS 2
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  3,216,234
Changes From Operations:
   - Net investment income (loss)                                                    1,601
   - Net realized gain (loss) on investments                                       (83,779)
   - Net change in unrealized appreciation or depreciation on investments          646,368
                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 564,190
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             39,275
   - Contract withdrawals and transfers to annuity reserves                       (343,920)
   - Contract transfers                                                            (85,828)
                                                                              -------------
                                                                                  (390,473)
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              -------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (390,473)
                                                                              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            173,717
                                                                              -------------
NET ASSETS AT DECEMBER 31, 2012                                                  3,389,951
Changes From Operations:
   - Net investment income (loss)                                                  (20,586)
   - Net realized gain (loss) on investments                                       174,060
   - Net change in unrealized appreciation or depreciation on investments          224,263
                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 377,737
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              1,986
   - Contract withdrawals and transfers to annuity reserves                       (160,715)
   - Contract transfers                                                         (3,608,959)
                                                                              -------------
                                                                                (3,767,688)
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              -------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (3,767,688)
                                                                              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (3,389,951)
                                                                              -------------
NET ASSETS AT DECEMBER 31, 2013                                               $         --
                                                                              =============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                              FTVIPT
                                                                               FTVIPT         FRANKLIN         FTVIPT
                                                                               FRANKLIN       SMALL-MID CAP    MUTUAL
                                                                               INCOME         GROWTH           SHARES
                                                                               SECURITIES     SECURITIES       SECURITIES
                                                                               CLASS 2        CLASS 2          CLASS 2
                                                                               SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  24,843,072   $   7,748,218   $  19,162,940
Changes From Operations:
   - Net investment income (loss)                                                 1,343,387        (126,391)         98,322
   - Net realized gain (loss) on investments                                       (159,498)        764,556        (112,269)
   - Net change in unrealized appreciation or depreciation on investments         1,500,424          53,877       2,346,857
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                2,684,313         692,042       2,332,910
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,452,766          37,960       1,253,759
   - Contract withdrawals and transfers to annuity reserves                      (3,526,133)     (1,048,746)     (1,531,556)
   - Contract transfers                                                             350,155        (608,542)       (942,544)
                                                                              --------------  --------------  --------------
                                                                                   (723,212)     (1,619,328)     (1,220,341)
   Annuity Reserves:
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --              --
                                                                              --------------  --------------  --------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (723,212)     (1,619,328)     (1,220,341)
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,961,101        (927,286)      1,112,569
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  26,804,173       6,820,932      20,275,509
Changes From Operations:
   - Net investment income (loss)                                                 1,245,264         (45,799)        105,604
   - Net realized gain (loss) on investments                                        288,641       1,722,060         695,707
   - Net change in unrealized appreciation or depreciation on investments         1,617,375        (586,611)      4,171,997
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                3,151,280       1,089,650       4,973,308
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,243,410          52,703       1,173,557
   - Contract withdrawals and transfers to annuity reserves                      (2,273,295)       (487,652)     (2,149,133)
   - Contract transfers                                                            (456,920)     (7,475,633)     (2,038,259)
                                                                              --------------  --------------  --------------
                                                                                   (486,805)     (7,910,582)     (3,013,835)
   Annuity Reserves:
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --              --
                                                                              --------------  --------------  --------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (486,805)     (7,910,582)     (3,013,835)
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,664,475      (6,820,932)      1,959,473
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  29,468,648   $          --   $  22,234,982
                                                                              ==============  ==============  ==============


                                                                                                              GOLDMAN
                                                                              FTVIPT          FTVIPT          SACHS VIT
                                                                              TEMPLETON       TEMPLETON       LARGE CAP
                                                                              GLOBAL BOND     GROWTH          VALUE
                                                                              SECURITIES      SECURITIES      SERVICE
                                                                              CLASS 2         CLASS 2         CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $ 14,854,367   $   3,889,903   $  1,468,542
Changes From Operations:
   - Net investment income (loss)                                                  651,070          15,473          1,623
   - Net realized gain (loss) on investments                                       351,731        (232,304)        56,658
   - Net change in unrealized appreciation or depreciation on investments          667,910         852,372        192,369
                                                                              -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,670,711         635,541        250,650
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             59,271           8,494         19,936
   - Contract withdrawals and transfers to annuity reserves                     (1,981,692)       (705,397)       (77,490)
   - Contract transfers                                                         (1,622,304)       (394,659)      (148,960)
                                                                              -------------  --------------  -------------
                                                                                (3,544,725)     (1,091,562)      (206,514)
   Annuity Reserves:
   - Annuity Payments                                                                   --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --             --
                                                                              -------------  --------------  -------------
                                                                                        --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (3,544,725)     (1,091,562)      (206,514)
                                                                              -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (1,874,014)       (456,021)        44,136
                                                                              -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                 12,980,353       3,433,882      1,512,678
Changes From Operations:
   - Net investment income (loss)                                                  374,848          34,690         (1,055)
   - Net realized gain (loss) on investments                                       377,340          51,279        249,431
   - Net change in unrealized appreciation or depreciation on investments         (775,410)        777,829        192,245
                                                                              -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 (23,222)        863,798        440,621
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            130,118          74,094         23,992
   - Contract withdrawals and transfers to annuity reserves                     (1,373,247)       (594,734)       (88,264)
   - Contract transfers                                                           (495,262)       (287,876)      (201,913)
                                                                              -------------  --------------  -------------
                                                                                (1,738,391)       (808,516)      (266,185)
   Annuity Reserves:
   - Annuity Payments                                                                   --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --             --
                                                                              -------------  --------------  -------------
                                                                                        --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (1,738,391)       (808,516)      (266,185)
                                                                              -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (1,761,613)         55,282        174,436
                                                                              -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $ 11,218,740   $   3,489,164   $  1,687,114
                                                                              =============  ==============  =============




                                                                                                              INVESCO V.I.
                                                                                              HUNTINGTON VA   AMERICAN
                                                                              HUNTINGTON VA   DIVIDEND        FRANCHISE
                                                                              BALANCED        CAPTURE         SERIES I
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                     $    --        $     --      $       --
Changes From Operations:
   - Net investment income (loss)                                                      12           1,178          (1,568)
   - Net realized gain (loss) on investments                                           28              31          (1,264)
   - Net change in unrealized appreciation or depreciation on investments             222             726          (3,281)
                                                                              --------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                    262           1,935          (6,113)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             2,772          16,005             160
   - Contract withdrawals and transfers to annuity reserves                           (43)           (223)        (15,705)
   - Contract transfers                                                             1,787          24,147         155,440
                                                                              --------------  --------------  ------------
                                                                                    4,516          39,929         139,895
   Annuity Reserves:
   - Annuity Payments                                                                  --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --              --              --
                                                                              --------------  --------------  ------------
                                                                                       --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                4,516          39,929         139,895
                                                                              --------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             4,778          41,864         133,782
                                                                              --------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                     4,778          41,864         133,782
Changes From Operations:
   - Net investment income (loss)                                                      27             737          (1,884)
   - Net realized gain (loss) on investments                                           81             492           1,683
   - Net change in unrealized appreciation or depreciation on investments             512           6,245          47,992
                                                                              --------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                    620           7,474          47,791
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                --               8           2,240
   - Contract withdrawals and transfers to annuity reserves                           (62)           (326)        (10,463)
   - Contract transfers                                                              (243)         (2,284)         (3,115)
                                                                              --------------  --------------  ------------
                                                                                     (305)         (2,602)        (11,338)
   Annuity Reserves:
   - Annuity Payments                                                                  --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --              --              --
                                                                              --------------  --------------  ------------
                                                                                       --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 (305)         (2,602)        (11,338)
                                                                              --------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               315           4,872          36,453
                                                                              --------------  --------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                                   $ 5,093        $ 46,736      $  170,235
                                                                              ==============  ==============  ============




                                                                              INVESCO V.I.  INVESCO V.I.  INVESCO V.I.
                                                                              AMERICAN      CAPITAL       CAPITAL       INVESCO V.I.
                                                                              FRANCHISE     APPRECIATION  APPRECIATION  CORE EQUITY
                                                                              SERIES II     SERIES I      SERIES II     SERIES I
                                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $      --     $   137,286    $  60,748    $   382,029
Changes From Operations:
   - Net investment income (loss)                                                  (674)           (826)        (357)        (1,656)
   - Net realized gain (loss) on investments                                       (703)          1,903       (4,912)        25,241
   - Net change in unrealized appreciation or depreciation on investments        (1,627)         19,261       14,202         13,700
                                                                              ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               (3,004)         20,338        8,933         37,285
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             301              80           42            221
   - Contract withdrawals and transfers to annuity reserves                      (6,886)           (948)      (1,082)       (64,169)
   - Contract transfers                                                          68,641        (156,756)     (68,641)      (130,851)
                                                                              ------------  ------------  ------------  ------------
                                                                                 62,056        (157,624)     (69,681)      (194,799)
   Annuity Reserves:
   - Annuity Payments                                                                --              --           --           (544)
   - Receipt (reimbursement) of mortality guarantee adjustments                      --              --           --             36
                                                                              ------------  ------------  ------------  ------------
                                                                                     --              --           --           (508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             62,056        (157,624)     (69,681)      (195,307)
                                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          59,052        (137,286)     (60,748)      (158,022)
                                                                              ------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                  59,052              --           --        224,007
Changes From Operations:
   - Net investment income (loss)                                                  (603)             --           --           (329)
   - Net realized gain (loss) on investments                                      4,248              --           --         20,976
   - Net change in unrealized appreciation or depreciation on investments         8,015              --           --         33,343
                                                                              ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               11,660              --           --         53,990
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             109              --           --             23
   - Contract withdrawals and transfers to annuity reserves                     (31,835)             --           --        (51,217)
   - Contract transfers                                                         (14,690)             --           --           (857)
                                                                              ------------  ------------  ------------  ------------
                                                                                (46,416)             --           --        (52,051)
   Annuity Reserves:
   - Annuity Payments                                                                --              --           --         (3,288)
   - Receipt (reimbursement) of mortality guarantee adjustments                      --              --           --           (522)
                                                                              ------------  ------------  ------------  ------------
                                                                                     --              --           --         (3,810)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (46,416)             --           --        (55,861)
                                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (34,756)             --           --         (1,871)
                                                                              ------------  ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                               $  24,296     $        --    $      --    $   222,136
                                                                              ============  ============  ============  ============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                                       INVESCO V.I.   INVESCO V.I.   JANUS
                                                                         INVESCO V.I.  INTERNATIONAL  INTERNATIONAL  ASPEN
                                                                         CORE EQUITY   GROWTH         GROWTH         BALANCED
                                                                         SERIES II     SERIES I       SERIES II      SERVICE CLASS
                                                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                             $   8,279     $  109,643     $   199,478    $   622,262
Changes From Operations:
   - Net investment income (loss)                                               (56)            94            (921)         6,034
   - Net realized gain (loss) on investments                                     11          2,332          49,148         51,704
   - Net change in unrealized appreciation or depreciation on investments     1,083         12,300         (26,780)         9,032
                                                                         ------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            1,038         14,726          21,447         66,770
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       1,248             --              97            424
   - Contract withdrawals and transfers to annuity reserves                      --         (4,673)        (62,914)       (53,546)
   - Contract transfers                                                          --             73         (96,109)        32,304
                                                                         ------------  -------------  -------------  -------------
                                                                              1,248         (4,600)       (158,926)       (20,818)
   Annuity Reserves:
   - Annuity Payments                                                            --             --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                  --             --              --             --
                                                                         ------------  -------------  -------------  -------------
                                                                                 --             --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          1,248         (4,600)       (158,926)       (20,818)
                                                                         ------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       2,286         10,126        (137,479)        45,952
                                                                         ------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                              10,565        119,769          61,999        668,214
Changes From Operations:
   - Net investment income (loss)                                               (57)          (100)           (309)        (1,754)
   - Net realized gain (loss) on investments                                  3,245         25,019           4,089         51,369
   - Net change in unrealized appreciation or depreciation on investments      (998)        (8,240)          5,801         74,936
                                                                         ------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            2,190         16,679           9,581        124,551
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         208             --              12         70,246
   - Contract withdrawals and transfers to annuity reserves                  (5,090)       (52,903)        (10,622)      (118,425)
   - Contract transfers                                                      (6,265)           317            (692)       149,893
                                                                         ------------  -------------  -------------  -------------
                                                                            (11,147)       (52,586)        (11,302)       101,714
   Annuity Reserves:
   - Annuity Payments                                                            --             --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                  --             --              --             --
                                                                         ------------  -------------  -------------  -------------
                                                                                 --             --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (11,147)       (52,586)        (11,302)       101,714
                                                                         ------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (8,957)       (35,907)         (1,721)       226,265
                                                                         ------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                           $   1,608     $   83,862     $    60,278    $   894,479
                                                                         ============  =============  =============  =============


                                                                                        JANUS
                                                                         JANUS          ASPEN          LVIP
                                                                         ASPEN          GLOBAL         AMERICAN
                                                                         ENTERPRISE     RESEARCH       GLOBAL GROWTH
                                                                         SERVICE CLASS  SERVICE CLASS  SERVICE CLASS II
                                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                             $  542,131      $  11,247     $ 1,409,213
Changes From Operations:
   - Net investment income (loss)                                             (7,373)           (67)        (12,424)
   - Net realized gain (loss) on investments                                  73,466            404          20,453
   - Net change in unrealized appreciation or depreciation on investments      8,554          1,478         311,279
                                                                         -------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            74,647          1,815         319,308
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          505              4         193,355
   - Contract withdrawals and transfers to annuity reserves                  (14,763)        (3,110)        (51,832)
   - Contract transfers                                                     (183,224)          (312)        143,994
                                                                         -------------  -------------  ----------------
                                                                            (197,482)        (3,418)        285,517
   Annuity Reserves:
   - Annuity Payments                                                             --             --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                   --             --              --
                                                                         -------------  -------------  ----------------
                                                                                  --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (197,482)        (3,418)        285,517
                                                                         -------------  -------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (122,835)        (1,603)        604,825
                                                                         -------------  -------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                              419,296          9,644       2,014,038
Changes From Operations:
   - Net investment income (loss)                                             (5,346)        (1,086)        (17,906)
   - Net realized gain (loss) on investments                                  34,552         22,496          95,237
   - Net change in unrealized appreciation or depreciation on investments     89,711          2,471         512,427
                                                                         -------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           118,917         23,881         589,758
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       43,392             --         639,007
   - Contract withdrawals and transfers to annuity reserves                  (54,190)        (7,369)        (91,446)
   - Contract transfers                                                      (30,606)       (13,508)       (252,673)
                                                                         -------------  -------------  ----------------
                                                                             (41,404)       (20,877)        294,888
   Annuity Reserves:
   - Annuity Payments                                                             --             --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                   --             --              --
                                                                         -------------  -------------  ----------------
                                                                                  --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (41,404)       (20,877)        294,888
                                                                         -------------  -------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       77,513          3,004         884,646
                                                                         -------------  -------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                           $  496,809      $  12,648     $ 2,898,684
                                                                         =============  =============  ================


                                                                         LVIP                                LVIP
                                                                         AMERICAN          LVIP              AMERICAN
                                                                         GLOBAL SMALL      AMERICAN          GROWTH-
                                                                         CAPITALIZATION    GROWTH            INCOME
                                                                         SERVICE CLASS II  SERVICE CLASS II  SERVICE CLASS II
                                                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                             $  1,404,041     $   3,874,337      $  3,771,189
Changes From Operations:
   - Net investment income (loss)                                              (12,608)          (97,400)          (31,760)
   - Net realized gain (loss) on investments                                    (9,273)           53,909            80,190
   - Net change in unrealized appreciation or depreciation on investments      293,690           805,190           712,151
                                                                         ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             271,809           761,699           760,581
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        753,375         2,077,874         1,959,901
   - Contract withdrawals and transfers to annuity reserves                    (88,250)         (188,818)         (187,346)
   - Contract transfers                                                        186,967         1,132,897         1,229,831
                                                                         ----------------  ----------------  ----------------
                                                                               852,092         3,021,953         3,002,386
   Annuity Reserves:
   - Annuity Payments                                                               --                --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --                --                --
                                                                         ----------------  ----------------  ----------------
                                                                                    --                --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           852,092         3,021,953         3,002,386
                                                                         ----------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,123,901         3,783,652         3,762,967
                                                                         ----------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                              2,527,942         7,657,989         7,534,156
Changes From Operations:
   - Net investment income (loss)                                              (37,522)         (105,412)          (63,627)
   - Net realized gain (loss) on investments                                   153,729           286,913           358,019
   - Net change in unrealized appreciation or depreciation on investments      493,618         1,988,240         1,988,362
                                                                         ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             609,825         2,169,741         2,282,754
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        407,866         1,177,987           860,425
   - Contract withdrawals and transfers to annuity reserves                    (79,291)         (264,864)         (413,357)
   - Contract transfers                                                       (702,492)         (231,299)         (555,694)
                                                                         ----------------  ----------------  ----------------
                                                                              (373,917)          681,824          (108,626)
   Annuity Reserves:
   - Annuity Payments                                                               --                --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --                --                --
                                                                         ----------------  ----------------  ----------------
                                                                                    --                --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (373,917)          681,824          (108,626)
                                                                         ----------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        235,908         2,851,565         2,174,128
                                                                         ----------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                           $  2,763,850     $  10,509,554      $  9,708,284
                                                                         ================  ================  ================


                                                                                                           LVIP
                                                                         LVIP              LVIP BARON      BLACKROCK
                                                                         AMERICAN          GROWTH          EMERGING
                                                                         INTERNATIONAL     OPPORTUNITIES   MARKETS RPM
                                                                         SERVICE CLASS II  SERVICE CLASS   SERVICE CLASS
                                                                         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                             $  2,773,266     $   7,950,911   $         --
Changes From Operations:
   - Net investment income (loss)                                               32,499           (49,400)           493
   - Net realized gain (loss) on investments                                     8,240           703,301              1
   - Net change in unrealized appreciation or depreciation on investments      494,677           629,451          5,494
                                                                         ----------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             535,416         1,283,352          5,988
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                      1,108,469           620,762        115,308
   - Contract withdrawals and transfers to annuity reserves                   (139,746)         (769,143)            --
   - Contract transfers                                                        118,389           (33,751)        13,486
                                                                         ----------------  --------------  -------------
                                                                             1,087,112          (182,132)       128,794
   Annuity Reserves:
   - Annuity Payments                                                               --              (279)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --               115             --
                                                                         ----------------  --------------  -------------
                                                                                    --              (164)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         1,087,112          (182,296)       128,794
                                                                         ----------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,622,528         1,101,056        134,782
                                                                         ----------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                              4,395,794         9,051,967        134,782
Changes From Operations:
   - Net investment income (loss)                                              (31,804)         (145,216)       (11,223)
   - Net realized gain (loss) on investments                                    77,504         1,663,128         (6,478)
   - Net change in unrealized appreciation or depreciation on investments      883,564         1,884,794        (39,526)
                                                                         ----------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             929,264         3,402,706        (57,227)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        609,632           731,495      3,658,680
   - Contract withdrawals and transfers to annuity reserves                   (187,369)       (1,261,996)      (101,422)
   - Contract transfers                                                        282,780           244,674      1,720,441
                                                                         ----------------  --------------  -------------
                                                                               705,043          (285,827)     5,277,699
   Annuity Reserves:
   - Annuity Payments                                                               --              (331)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --                 2             --
                                                                         ----------------  --------------  -------------
                                                                                    --              (329)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           705,043          (286,156)     5,277,699
                                                                         ----------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,634,307         3,116,550      5,220,472
                                                                         ----------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                           $  6,030,101     $  12,168,517   $  5,355,254
                                                                         ================  ==============  =============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                             LVIP
                                                                             LVIP            BLACKROCK        LVIP
                                                                             BLACKROCK       GLOBAL           BLACKROCK
                                                                             EQUITY          ALLOCATION V.I.  INFLATION
                                                                             DIVIDEND RPM    RPM              PROTECTED BOND
                                                                             SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   1,417,960   $          --     $  12,052,355
Changes From Operations:
   - Net investment income (loss)                                                  (20,553)             --          (295,173)
   - Net realized gain (loss) on investments                                        25,933              --           582,812
   - Net change in unrealized appreciation or depreciation on investments          226,518              --           411,314
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 231,898              --           698,953
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            649,534              --         5,509,367
   - Contract withdrawals and transfers to annuity reserves                        (99,191)             --          (695,163)
   - Contract transfers                                                            362,119              --         4,028,970
                                                                             --------------  ---------------  ---------------
                                                                                   912,462              --         8,843,174
   Annuity Reserves:
   - Annuity Payments                                                                   --              --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --                --
                                                                             --------------  ---------------  ---------------
                                                                                        --              --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               912,462              --         8,843,174
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          1,144,360              --         9,542,127
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  2,562,320              --        21,594,482
Changes From Operations:
   - Net investment income (loss)                                                   60,566         (67,089)         (487,382)
   - Net realized gain (loss) on investments                                       104,099          47,081           699,060
   - Net change in unrealized appreciation or depreciation on investments        1,103,575         686,606        (4,530,929)
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,268,240         666,598        (4,319,251)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          9,518,793      10,732,346         6,770,459
   - Contract withdrawals and transfers to annuity reserves                       (280,185)       (100,110)       (2,870,380)
   - Contract transfers                                                          3,574,718       6,027,803        24,029,187
                                                                             --------------  ---------------  ---------------
                                                                                12,813,326      16,660,039        27,929,266
   Annuity Reserves:
   - Annuity Payments                                                                   --              --            (2,079)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --               414
                                                                             --------------  ---------------  ---------------
                                                                                        --              --            (1,665)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            12,813,326      16,660,039        27,927,601
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         14,081,566      17,326,637        23,608,350
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  16,643,886   $  17,326,637     $  45,202,832
                                                                             ==============  ===============  ===============



                                                                                             LVIP           LVIP
                                                                                             CLARION        COLUMBIA
                                                                             LVIP            GLOBAL         SMALL-MID CAP
                                                                             CAPITAL GROWTH  REAL ESTATE    GROWTH RPM
                                                                             SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                                                                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  2,256,322   $  5,694,866    $  1,816,660
Changes From Operations:
   - Net investment income (loss)                                                  (30,737)      (105,554)        (33,960)
   - Net realized gain (loss) on investments                                        32,850        150,013          16,501
   - Net change in unrealized appreciation or depreciation on investments          412,070      1,216,090          94,378
                                                                             --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 414,183      1,260,549          76,919
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            169,720        562,357         272,410
   - Contract withdrawals and transfers to annuity reserves                       (126,225)      (463,311)       (109,269)
   - Contract transfers                                                            171,053       (370,909)        (67,819)
                                                                             --------------  -------------  --------------
                                                                                   214,548       (271,863)         95,322
   Annuity Reserves:
   - Annuity Payments                                                                   --             --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --             --              --
                                                                             --------------  -------------  --------------
                                                                                        --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               214,548       (271,863)         95,322
                                                                             --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            628,731        988,686         172,241
                                                                             --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  2,885,053      6,683,552       1,988,901
Changes From Operations:
   - Net investment income (loss)                                                  (35,102)      (115,071)        (77,804)
   - Net realized gain (loss) on investments                                       203,752        292,099         180,179
   - Net change in unrealized appreciation or depreciation on investments          734,936        (69,468)        821,305
                                                                             --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 903,586        107,560         923,680
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            194,124        781,151       4,804,450
   - Contract withdrawals and transfers to annuity reserves                       (181,623)      (568,405)       (261,364)
   - Contract transfers                                                           (532,628)        (3,600)      1,565,416
                                                                             --------------  -------------  --------------
                                                                                  (520,127)       209,146       6,108,502
   Annuity Reserves:
   - Annuity Payments                                                                   --             --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --             --              --
                                                                             --------------  -------------  --------------
                                                                                        --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (520,127)       209,146       6,108,502
                                                                             --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            383,459        316,706       7,032,182
                                                                             --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  3,268,512   $  7,000,258    $  9,021,083
                                                                             ==============  =============  ==============


                                                                                                              LVIP
                                                                                                              DELAWARE
                                                                             LVIP             LVIP            DIVERSIFIED
                                                                             DELAWARE         DELAWARE        FLOATING
                                                                             BOND             BOND            RATE
                                                                             STANDARD CLASS   SERVICE CLASS   SERVICE CLASS
                                                                             SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $ 11,251,111   $  57,660,438   $   5,281,610
Changes From Operations:
   - Net investment income (loss)                                                   28,315         119,444         (23,000)
   - Net realized gain (loss) on investments                                       477,904       2,052,907          (6,136)
   - Net change in unrealized appreciation or depreciation on investments            9,934         717,778         169,554
                                                                             --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 516,153       2,890,129         140,418
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             35,226      10,332,166       1,824,745
   - Contract withdrawals and transfers to annuity reserves                     (1,895,142)     (4,743,566)       (563,202)
   - Contract transfers                                                           (321,029)      4,865,006       1,907,336
                                                                             --------------  --------------  --------------
                                                                                (2,180,945)     10,453,606       3,168,879
   Annuity Reserves:
   - Annuity Payments                                                               (3,470)         (1,529)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       (582)            139              --
                                                                             --------------  --------------  --------------
                                                                                    (4,052)         (1,390)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (2,184,997)     10,452,216       3,168,879
                                                                             --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (1,668,844)     13,342,345       3,309,297
                                                                             --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  9,582,267      71,002,783       8,590,907
Changes From Operations:
   - Net investment income (loss)                                                    1,603         (24,111)       (144,986)
   - Net realized gain (loss) on investments                                       208,117         958,664          17,266
   - Net change in unrealized appreciation or depreciation on investments         (565,144)     (4,058,224)        (38,853)
                                                                             --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                (355,424)     (3,123,671)       (166,573)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             28,521      10,684,571       9,270,002
   - Contract withdrawals and transfers to annuity reserves                     (1,689,016)     (6,034,661)     (1,805,884)
   - Contract transfers                                                            (94,512)      3,981,087      13,192,989
                                                                             --------------  --------------  --------------
                                                                                (1,755,007)      8,630,997      20,657,107
   Annuity Reserves:
   - Annuity Payments                                                               (4,903)         (1,594)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                    (17,190)            181              --
                                                                             --------------  --------------  --------------
                                                                                   (22,093)         (1,413)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (1,777,100)      8,629,584      20,657,107
                                                                             --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (2,132,524)      5,505,913      20,490,534
                                                                             --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  7,449,743   $  76,508,696   $  29,081,441
                                                                             ==============  ==============  ==============


                                                                             LVIP            LVIP
                                                                             DELAWARE        DELAWARE       LVIP
                                                                             FOUNDATION      FOUNDATION     DELAWARE
                                                                             AGGRESSIVE      AGGRESSIVE     GROWTH AND
                                                                             ALLOCATION      ALLOCATION     INCOME
                                                                             STANDARD CLASS  SERVICE CLASS  SERVICE CLASS
                                                                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $ 280,500     $ 2,709,839    $ 1,810,353
Changes From Operations:
   - Net investment income (loss)                                                    952          (5,779)       (17,057)
   - Net realized gain (loss) on investments                                      (3,442)         19,330         50,810
   - Net change in unrealized appreciation or depreciation on investments         33,145         272,151        188,538
                                                                             --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                30,655         285,702        222,291
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               34           3,470         23,230
   - Contract withdrawals and transfers to annuity reserves                      (17,944)       (159,484)      (124,809)
   - Contract transfers                                                          (12,302)       (435,924)      (311,496)
                                                                             --------------  -------------  -------------
                                                                                 (30,212)       (591,938)      (413,075)
   Annuity Reserves:
   - Annuity Payments                                                                 --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --              --             --
                                                                             --------------  -------------  -------------
                                                                                      --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (30,212)       (591,938)      (413,075)
                                                                             --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              443        (306,236)      (190,784)
                                                                             --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  280,943       2,403,603      1,619,569
Changes From Operations:
   - Net investment income (loss)                                                    362          (9,702)        (4,273)
   - Net realized gain (loss) on investments                                       1,683          49,611        165,854
   - Net change in unrealized appreciation or depreciation on investments         49,232         358,545        306,412
                                                                             --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                51,277         398,454        467,993
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              201             656         22,411
   - Contract withdrawals and transfers to annuity reserves                      (14,965)       (365,459)      (218,385)
   - Contract transfers                                                             (736)        (64,794)       (41,684)
                                                                             --------------  -------------  -------------
                                                                                 (15,500)       (429,597)      (237,658)
   Annuity Reserves:
   - Annuity Payments                                                                 --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --              --             --
                                                                             --------------  -------------  -------------
                                                                                      --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (15,500)       (429,597)      (237,658)
                                                                             --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           35,777         (31,143)       230,335
                                                                             --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 316,720     $ 2,372,460    $ 1,849,904
                                                                             ==============  =============  =============



                                                                             LVIP
                                                                             DELAWARE
                                                                             SOCIAL
                                                                             AWARENESS
                                                                             STANDARD CLASS
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  720,749
Changes From Operations:
   - Net investment income (loss)                                                  (5,785)
   - Net realized gain (loss) on investments                                       70,922
   - Net change in unrealized appreciation or depreciation on investments          28,811
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 93,948
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               664
   - Contract withdrawals and transfers to annuity reserves                       (84,347)
   - Contract transfers                                                           (31,093)
                                                                             --------------
                                                                                 (114,776)
   Annuity Reserves:
   - Annuity Payments                                                                (968)
   - Receipt (reimbursement) of mortality guarantee adjustments                        63
                                                                             --------------
                                                                                     (905)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (115,681)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (21,733)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2012                                                   699,016
Changes From Operations:
   - Net investment income (loss)                                                  (2,077)
   - Net realized gain (loss) on investments                                       69,083
   - Net change in unrealized appreciation or depreciation on investments         104,862
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                171,868
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               804
   - Contract withdrawals and transfers to annuity reserves                      (253,600)
   - Contract transfers                                                            (7,888)
                                                                             --------------
                                                                                 (260,684)
   Annuity Reserves:
   - Annuity Payments                                                              (5,923)
   - Receipt (reimbursement) of mortality guarantee adjustments                      (944)
                                                                             --------------
                                                                                   (6,867)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (267,551)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (95,683)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  603,333
                                                                             ==============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                             LVIP           LVIP           LVIP
                                                                             DELAWARE       DELAWARE       DIMENSIONAL
                                                                             SOCIAL         SPECIAL        NON-U.S.
                                                                             AWARENESS      OPPORTUNITIES  EQUITY RPM
                                                                             SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $ 2,336,775    $  2,001,697   $    539,196
Changes From Operations:
   - Net investment income (loss)                                                (31,611)        (33,243)        13,970
   - Net realized gain (loss) on investments                                     225,135         305,806          6,581
   - Net change in unrealized appreciation or depreciation on investments        112,528          27,118        144,681
                                                                             -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               306,052         299,681        165,232
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           35,346         271,113        865,350
   - Contract withdrawals and transfers to annuity reserves                     (340,861)       (166,320)       (30,950)
   - Contract transfers                                                          263,598         690,342        145,365
                                                                             -------------  -------------  -------------
                                                                                 (41,917)        795,135        979,765
   Annuity Reserves:
   - Annuity Payments                                                                 --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --              --             --
                                                                             -------------  -------------  -------------
                                                                                      --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (41,917)        795,135        979,765
                                                                             -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          264,135       1,094,816      1,144,997
                                                                             -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                2,600,910       3,096,513      1,684,193
Changes From Operations:
   - Net investment income (loss)                                                (20,934)        (37,078)        21,259
   - Net realized gain (loss) on investments                                     179,620         387,829         51,504
   - Net change in unrealized appreciation or depreciation on investments        743,797         553,485        235,795
                                                                             -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               902,483         904,236        308,558
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          363,253         325,575      1,128,960
   - Contract withdrawals and transfers to annuity reserves                     (308,125)       (387,877)       (71,045)
   - Contract transfers                                                          125,936        (587,134)     1,149,681
                                                                             -------------  -------------  -------------
                                                                                 181,064        (649,436)     2,207,596
   Annuity Reserves:
   - Annuity Payments                                                                 --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --              --             --
                                                                             -------------  -------------  -------------
                                                                                      --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             181,064        (649,436)     2,207,596
                                                                             -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,083,547         254,800      2,516,154
                                                                             -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 3,684,457    $  3,351,313   $  4,200,347
                                                                             =============  =============  =============



                                                                                               LVIP
                                                                             LVIP              DIMENSIONAL/
                                                                             DIMENSIONAL       VANGUARD        LVIP
                                                                             U.S. EQUITY RPM   TOTAL BOND      GLOBAL INCOME
                                                                             SERVICE CLASS     SERVICE CLASS   SERVICE CLASS
                                                                             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $   619,972     $   6,263,544   $  14,310,639
Changes From Operations:
   - Net investment income (loss)                                                  (10,104)            1,655          (5,569)
   - Net realized gain (loss) on investments                                        39,658            78,765            (538)
   - Net change in unrealized appreciation or depreciation on investments          180,255            36,692         844,274
                                                                             ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 209,809           117,112         838,167
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          1,910,769         3,450,984       2,582,377
   - Contract withdrawals and transfers to annuity reserves                        (43,359)         (360,738)       (912,534)
   - Contract transfers                                                            355,220           263,469         927,876
                                                                             ----------------  --------------  --------------
                                                                                 2,222,630         3,353,715       2,597,719
   Annuity Reserves:
   - Annuity Payments                                                                   --                --            (239)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --                --              93
                                                                             ----------------  --------------  --------------
                                                                                        --                --            (146)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             2,222,630         3,353,715       2,597,573
                                                                             ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          2,432,439         3,470,827       3,435,740
                                                                             ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  3,052,411         9,734,371      17,746,379
Changes From Operations:
   - Net investment income (loss)                                                  (18,388)          (33,012)       (287,043)
   - Net realized gain (loss) on investments                                       149,009             6,508            (900)
   - Net change in unrealized appreciation or depreciation on investments          972,892          (556,128)       (622,237)
                                                                             ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,103,513          (582,632)       (910,180)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          2,661,312         6,453,696       1,404,725
   - Contract withdrawals and transfers to annuity reserves                       (154,268)         (668,761)       (965,960)
   - Contract transfers                                                          1,993,944         1,520,499       2,549,378
                                                                             ----------------  --------------  --------------
                                                                                 4,500,988         7,305,434       2,988,143
   Annuity Reserves:
   - Annuity Payments                                                                   --                --            (213)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --                --               1
                                                                             ----------------  --------------  --------------
                                                                                        --                --            (212)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             4,500,988         7,305,434       2,987,931
                                                                             ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          5,604,501         6,722,802       2,077,751
                                                                             ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 8,656,912     $  16,457,173   $  19,824,130
                                                                             ================  ==============  ==============



                                                                                             LVIP           LVIP
                                                                             LVIP            JPMORGAN       MANAGED
                                                                             JPMORGAN        MID CAP        RISK
                                                                             HIGH YIELD      VALUE RPM      PROFILE 2010
                                                                             SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                                                                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $ 3,530,487    $   1,019,808   $   832,654
Changes From Operations:
   - Net investment income (loss)                                                200,977          (22,001)          (88)
   - Net realized gain (loss) on investments                                      67,642           30,026        17,644
   - Net change in unrealized appreciation or depreciation on investments        396,675          119,544        23,014
                                                                             -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               665,294          127,569        40,570
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          970,515          488,026            73
   - Contract withdrawals and transfers to annuity reserves                     (261,747)        (100,204)       (9,000)
   - Contract transfers                                                        1,850,019           16,949      (483,607)
                                                                             -------------  --------------  -------------
                                                                               2,558,787          404,771      (492,534)
   Annuity Reserves:
   - Annuity Payments                                                                 --               --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --               --            --
                                                                             -------------  --------------  -------------
                                                                                      --               --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           2,558,787          404,771      (492,534)
                                                                             -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        3,224,081          532,340      (451,964)
                                                                             -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                6,754,568        1,552,148       380,690
Changes From Operations:
   - Net investment income (loss)                                                233,090          (56,591)       (1,774)
   - Net realized gain (loss) on investments                                     103,295          104,997         2,391
   - Net change in unrealized appreciation or depreciation on investments            340          795,326        27,639
                                                                             -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               336,725          843,732        28,256
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        1,003,178        5,094,415           113
   - Contract withdrawals and transfers to annuity reserves                     (391,086)        (273,665)      (11,184)
   - Contract transfers                                                          255,358        2,850,686        88,334
                                                                             -------------  --------------  -------------
                                                                                 867,450        7,671,436        77,263
   Annuity Reserves:
   - Annuity Payments                                                                 --               --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --               --            --
                                                                             -------------  --------------  -------------
                                                                                      --               --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             867,450        7,671,436        77,263
                                                                             -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,204,175        8,515,168       105,519
                                                                             -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 7,958,743    $  10,067,316   $   486,209
                                                                             =============  ==============  =============



                                                                              LVIP           LVIP           LVIP
                                                                              MANAGED        MANAGED        MANAGED
                                                                              RISK           RISK           RISK
                                                                              PROFILE 2020   PROFILE 2030   PROFILE 2040
                                                                              SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   3,104,254   $  384,876       $ 8,275
Changes From Operations:
   - Net investment income (loss)                                                   (5,787)      (1,375)          (51)
   - Net realized gain (loss) on investments                                        89,612        5,631            (9)
   - Net change in unrealized appreciation or depreciation on investments           35,018       17,624           468
                                                                             --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 118,843       21,880           408
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                376           --            --
   - Contract withdrawals and transfers to annuity reserves                        (25,445)    (102,587)          (79)
   - Contract transfers                                                         (2,778,200)          --            --
                                                                             --------------  -------------  -------------
                                                                                (2,803,269)    (102,587)          (79)
   Annuity Reserves:
   - Annuity Payments                                                                   --           --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --           --            --
                                                                             --------------  -------------  -------------
                                                                                        --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (2,803,269)    (102,587)          (79)
                                                                             --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (2,684,426)     (80,707)          329
                                                                             --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                    419,828      304,169         8,604
Changes From Operations:
   - Net investment income (loss)                                                   (3,520)      (1,727)          (70)
   - Net realized gain (loss) on investments                                        19,693        1,178            13
   - Net change in unrealized appreciation or depreciation on investments           15,280       35,791         1,273
                                                                             --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  31,453       35,242         1,216
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 14           --            --
   - Contract withdrawals and transfers to annuity reserves                         (6,244)      (2,067)          (68)
   - Contract transfers                                                           (135,412)          --            --
                                                                             --------------  -------------  -------------
                                                                                  (141,642)      (2,067)          (68)
   Annuity Reserves:
   - Annuity Payments                                                                   --           --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --           --            --
                                                                             --------------  -------------  -------------
                                                                                        --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (141,642)      (2,067)          (68)
                                                                             --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (110,189)      33,175         1,148
                                                                             --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $     309,639   $  337,344       $ 9,752
                                                                             ==============  =============  =============


                                                                              LVIP
                                                                              MANAGED
                                                                              RISK
                                                                              PROFILE
                                                                              CONSERVATIVE
                                                                              SERVICE CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  17,794,544
Changes From Operations:
   - Net investment income (loss)                                                  893,813
   - Net realized gain (loss) on investments                                       964,439
   - Net change in unrealized appreciation or depreciation on investments          363,192
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               2,221,444
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         19,368,411
   - Contract withdrawals and transfers to annuity reserves                     (2,590,814)
   - Contract transfers                                                         15,264,891
                                                                             --------------
                                                                                32,042,488
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                             --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            32,042,488
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         34,263,932
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2012                                                 52,058,476
Changes From Operations:
   - Net investment income (loss)                                                   93,646
   - Net realized gain (loss) on investments                                     1,873,198
   - Net change in unrealized appreciation or depreciation on investments        2,546,257
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               4,513,101
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         16,049,948
   - Contract withdrawals and transfers to annuity reserves                     (3,830,622)
   - Contract transfers                                                          5,467,757
                                                                             --------------
                                                                                17,687,083
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                             --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            17,687,083
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         22,200,184
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  74,258,660
                                                                             ==============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP              LVIP
                                                                              MANAGED           MANAGED        LVIP MFS
                                                                              RISK PROFILE      RISK PROFILE   INTERNATIONAL
                                                                              GROWTH            MODERATE       GROWTH
                                                                              SERVICE CLASS     SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   21,580,166   $   50,672,579   $  3,056,730
Changes From Operations:
   - Net investment income (loss)                                                   871,583        1,617,858        (40,555)
   - Net realized gain (loss) on investments                                        161,536          651,641          3,473
   - Net change in unrealized appreciation or depreciation on investments         2,770,326        3,254,482        615,268
                                                                             ---------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                3,803,445        5,523,981        578,186
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          57,745,194       55,690,451        549,293
   - Contract withdrawals and transfers to annuity reserves                      (2,919,263)      (4,605,944)      (274,950)
   - Contract transfers                                                          18,186,497       18,769,587        207,043
                                                                             ---------------  ---------------  -------------
                                                                                 73,012,428       69,854,094        481,386
   Annuity Reserves:
   - Annuity Payments                                                                    --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             --
                                                                             ---------------  ---------------  -------------
                                                                                         --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             73,012,428       69,854,094        481,386
                                                                             ---------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          76,815,873       75,378,075      1,059,572
                                                                             ---------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  98,396,039      126,050,654      4,116,302
Changes From Operations:
   - Net investment income (loss)                                                   980,465          595,204        (44,614)
   - Net realized gain (loss) on investments                                      1,925,492        1,813,624         98,909
   - Net change in unrealized appreciation or depreciation on investments        16,671,594       16,103,441        427,676
                                                                             ---------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               19,577,551       18,512,269        481,971
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         125,856,956       99,471,013        410,413
   - Contract withdrawals and transfers to annuity reserves                      (6,589,406)      (9,387,413)      (381,508)
   - Contract transfers                                                          40,069,552       38,575,810        190,854
                                                                             ---------------  ---------------  -------------
                                                                                159,337,102      128,659,410        219,759
   Annuity Reserves:
   - Annuity Payments                                                                    --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             --
                                                                             ---------------  ---------------  -------------
                                                                                         --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            159,337,102      128,659,410        219,759
                                                                             ---------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         178,914,653      147,171,679        701,730
                                                                             ---------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $  277,310,692   $  273,222,333   $  4,818,032
                                                                             ===============  ===============  =============




                                                                             LVIP MFS                      LVIP
                                                                             INTERNATIONAL  LVIP           MID-CAP
                                                                             GROWTH RPM     MFS VALUE      VALUE
                                                                             SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $        --   $ 10,575,160   $ 3,244,684
Changes From Operations:
   - Net investment income (loss)                                                      --        (62,443)      (58,987)
   - Net realized gain (loss) on investments                                           --        284,347       138,011
   - Net change in unrealized appreciation or depreciation on investments              --      1,353,544       636,187
                                                                             -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                     --      1,575,448       715,211
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                --      1,737,193       509,935
   - Contract withdrawals and transfers to annuity reserves                            --       (579,667)     (313,981)
   - Contract transfers                                                                --       (316,016)     (250,353)
                                                                             -------------  -------------  -------------
                                                                                       --        841,510       (54,399)
   Annuity Reserves:
   - Annuity Payments                                                                  --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --             --            --
                                                                             -------------  -------------  -------------
                                                                                       --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                   --        841,510       (54,399)
                                                                             -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --      2,416,958       660,812
                                                                             -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                        --     12,992,118     3,905,496
Changes From Operations:
   - Net investment income (loss)                                                   3,275         (1,439)      (65,487)
   - Net realized gain (loss) on investments                                        2,123        986,205       347,978
   - Net change in unrealized appreciation or depreciation on investments          57,823      3,158,248       958,097
                                                                             -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 63,221      4,143,014     1,240,588
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         1,638,843      1,316,158       453,513
   - Contract withdrawals and transfers to annuity reserves                       (17,687)      (890,651)     (291,429)
   - Contract transfers                                                           824,210     (1,640,199)     (107,373)
                                                                             -------------  -------------  -------------
                                                                                2,445,366     (1,214,692)       54,711
   Annuity Reserves:
   - Annuity Payments                                                                  --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --             --            --
                                                                             -------------  -------------  -------------
                                                                                       --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            2,445,366     (1,214,692)       54,711
                                                                             -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,508,587      2,928,322     1,295,299
                                                                             -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $ 2,508,587   $ 15,920,440   $ 5,200,795
                                                                             =============  =============  =============



                                                                             LVIP            LVIP
                                                                             MONDRIAN        MONDRIAN
                                                                             INTERNATIONAL   INTERNATIONAL  LVIP
                                                                             VALUE           VALUE          MONEY MARKET
                                                                             STANDARD CLASS  SERVICE CLASS  STANDARD CLASS
                                                                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $ 1,672,493    $  6,629,211   $   3,378,567
Changes From Operations:
   - Net investment income (loss)                                                  20,396          60,120         (44,091)
   - Net realized gain (loss) on investments                                      (32,751)       (159,221)             12
   - Net change in unrealized appreciation or depreciation on investments         136,878         573,807              --
                                                                             --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                124,523         474,706         (44,079)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             8,394          97,870          11,138
   - Contract withdrawals and transfers to annuity reserves                      (195,431)       (627,533)     (2,019,188)
   - Contract transfers                                                            12,749         (14,475)      1,254,814
                                                                             --------------  -------------  --------------
                                                                                 (174,288)       (544,138)       (753,236)
   Annuity Reserves:
   - Annuity Payments                                                                  --            (656)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --              60              --
                                                                             --------------  -------------  --------------
                                                                                       --            (596)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (174,288)       (544,734)       (753,236)
                                                                             --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (49,765)        (70,028)       (797,315)
                                                                             --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 1,622,728       6,559,183       2,581,252
Changes From Operations:
   - Net investment income (loss)                                                  10,795         112,950         (41,622)
   - Net realized gain (loss) on investments                                       (4,351)         40,147              --
   - Net change in unrealized appreciation or depreciation on investments         266,348       1,596,330              --
                                                                             --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                272,792       1,749,427         (41,622)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             1,512         172,174          16,177
   - Contract withdrawals and transfers to annuity reserves                      (519,550)     (1,397,301)     (1,428,642)
   - Contract transfers                                                           171,204       6,886,815       1,558,297
                                                                             --------------  -------------  --------------
                                                                                 (346,834)      5,661,688         145,832
   Annuity Reserves:
   - Annuity Payments                                                                  --            (783)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --              97              --
                                                                             --------------  -------------  --------------
                                                                                       --            (686)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (346,834)      5,661,002         145,832
                                                                             --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (74,042)      7,410,429         104,210
                                                                             --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $ 1,548,686    $ 13,969,612   $   2,685,462
                                                                             ==============  =============  ==============


                                                                                                              LVIP
                                                                                                              SSGA
                                                                                               LVIP           CONSERVATIVE
                                                                              LVIP             SSGA           INDEX
                                                                              MONEY MARKET     BOND INDEX     ALLOCATION
                                                                              SERVICE CLASS    SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   15,248,538   $  33,548,216   $  1,825,748
Changes From Operations:
   - Net investment income (loss)                                                  (270,675)        200,410         29,988
   - Net realized gain (loss) on investments                                             72         347,076         18,279
   - Net change in unrealized appreciation or depreciation on investments                --          64,489        128,995
                                                                             ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 (270,603)        611,975        177,262
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,646,900       3,690,486      1,171,030
   - Contract withdrawals and transfers to annuity reserves                     (13,902,870)     (1,981,979)      (151,807)
   - Contract transfers                                                          14,571,302       2,111,615        566,672
                                                                             ---------------  --------------  -------------
                                                                                  2,315,332       3,820,122      1,585,895
   Annuity Reserves:
   - Annuity Payments                                                                    --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --             --
                                                                             ---------------  --------------  -------------
                                                                                         --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              2,315,332       3,820,122      1,585,895
                                                                             ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,044,729       4,432,097      1,763,157
                                                                             ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  17,293,267      37,980,313      3,588,905
Changes From Operations:
   - Net investment income (loss)                                                  (254,176)        (11,773)       (20,546)
   - Net realized gain (loss) on investments                                             --         216,455         71,250
   - Net change in unrealized appreciation or depreciation on investments                --      (1,980,099)       106,456
                                                                             ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 (254,176)     (1,775,417)       157,160
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           3,695,283       3,387,827        947,661
   - Contract withdrawals and transfers to annuity reserves                     (12,671,682)     (3,090,416)      (223,685)
   - Contract transfers                                                           8,186,946       1,260,926        100,183
                                                                             ---------------  --------------  -------------
                                                                                   (789,453)      1,558,337        824,159
   Annuity Reserves:
   - Annuity Payments                                                                    --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --             --
                                                                             ---------------  --------------  -------------
                                                                                         --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (789,453)      1,558,337        824,159
                                                                             ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (1,043,629)       (217,080)       981,319
                                                                             ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $   16,249,638   $  37,763,233   $  4,570,224
                                                                             ===============  ==============  =============


                                                                              LVIP
                                                                              SSGA
                                                                              CONSERVATIVE
                                                                              STRUCTURED
                                                                              ALLOCATION
                                                                              SERVICE CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   4,934,049
Changes From Operations:
   - Net investment income (loss)                                                  194,485
   - Net realized gain (loss) on investments                                        48,844
   - Net change in unrealized appreciation or depreciation on investments          202,642
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 445,971
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          2,698,579
   - Contract withdrawals and transfers to annuity reserves                       (349,796)
   - Contract transfers                                                          2,289,201
                                                                             --------------
                                                                                 4,637,984
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                             --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             4,637,984
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          5,083,955
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2012                                                 10,018,004
Changes From Operations:
   - Net investment income (loss)                                                    4,608
   - Net realized gain (loss) on investments                                       111,449
   - Net change in unrealized appreciation or depreciation on investments          357,175
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 473,232
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            814,033
   - Contract withdrawals and transfers to annuity reserves                       (496,575)
   - Contract transfers                                                         (1,268,479)
                                                                             --------------
                                                                                  (951,021)
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                             --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (951,021)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (477,789)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2013                                              $   9,540,215
                                                                             ==============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                                                               LVIP SSGA
                                                                             LVIP SSGA          LVIP SSGA      GLOBAL
                                                                             DEVELOPED          EMERGING       TACTICAL
                                                                             INTERNATIONAL 150  MARKETS 100    ALLOCATION RPM
                                                                             SERVICE CLASS      SERVICE CLASS  SERVICE CLASS
                                                                             SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $ 4,122,345     $  6,077,347    $ 22,926,088
Changes From Operations:
   - Net investment income (loss)                                                    33,212           54,485         445,665
   - Net realized gain (loss) on investments                                        (16,520)         634,262         129,305
   - Net change in unrealized appreciation or depreciation on investments           518,546           18,149       1,749,097
                                                                             -----------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  535,238          706,896       2,324,067
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             400,338          668,094       8,146,354
   - Contract withdrawals and transfers to annuity reserves                        (275,384)        (492,154)     (1,425,557)
   - Contract transfers                                                             199,097          833,885       3,226,434
                                                                             -----------------  -------------  --------------
                                                                                    324,051        1,009,825       9,947,231
   Annuity Reserves:
   - Annuity Payments                                                                    --             (342)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              130              --
                                                                             -----------------  -------------  --------------
                                                                                         --             (212)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                324,051        1,009,613       9,947,231
                                                                             -----------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             859,289        1,716,509      12,271,298
                                                                             -----------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   4,981,634        7,793,856      35,197,386
Changes From Operations:
   - Net investment income (loss)                                                    37,255           22,886         179,360
   - Net realized gain (loss) on investments                                        159,131         (209,731)        571,573
   - Net change in unrealized appreciation or depreciation on investments           699,277         (122,266)      2,780,802
                                                                             -----------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  895,663         (309,111)      3,531,735
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             325,429          300,016      19,545,957
   - Contract withdrawals and transfers to annuity reserves                        (279,030)        (535,430)     (3,440,217)
   - Contract transfers                                                            (166,427)         257,152       2,116,165
                                                                             -----------------  -------------  --------------
                                                                                   (120,028)          21,738      18,221,905
   Annuity Reserves:
   - Annuity Payments                                                                    --             (326)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --                2              --
                                                                             -----------------  -------------  --------------
                                                                                         --             (324)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (120,028)          21,414      18,221,905
                                                                             -----------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             775,635         (287,697)     21,753,640
                                                                             -----------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $ 5,757,269     $  7,506,159    $ 56,951,026
                                                                             =================  =============  ==============




                                                                             LVIP SSGA        LVIP SSGA      LVIP SSGA
                                                                             INTERNATIONAL    LARGE          LARGE CAP
                                                                             INDEX            CAP 100        RPM
                                                                             SERVICE CLASS    SERVICE CLASS  SERVICE CLASS
                                                                             SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   6,775,945   $  10,325,255   $        --
Changes From Operations:
   - Net investment income (loss)                                                   (5,524)        (40,666)           --
   - Net realized gain (loss) on investments                                        38,416         345,481            --
   - Net change in unrealized appreciation or depreciation on investments        1,099,070         736,313            --
                                                                             --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,131,962       1,041,128            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            560,563         447,246            --
   - Contract withdrawals and transfers to annuity reserves                       (367,868)       (761,120)           --
   - Contract transfers                                                             74,840          27,190            --
                                                                             --------------  --------------  -------------
                                                                                   267,535        (286,684)           --
   Annuity Reserves:
   - Annuity Payments                                                                   --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --            --
                                                                             --------------  --------------  -------------
                                                                                        --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               267,535        (286,684)           --
                                                                             --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          1,399,497         754,444            --
                                                                             --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  8,175,442      11,079,699            --
Changes From Operations:
   - Net investment income (loss)                                                  (23,075)         26,980        14,997
   - Net realized gain (loss) on investments                                       358,302       1,586,190         5,140
   - Net change in unrealized appreciation or depreciation on investments        1,367,100       1,831,385        54,578
                                                                             --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,702,327       3,444,555        74,715
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            356,164         483,717     1,055,575
   - Contract withdrawals and transfers to annuity reserves                     (1,114,053)       (646,021)       (5,365)
   - Contract transfers                                                          3,134,093      (1,312,017)      579,796
                                                                             --------------  --------------  -------------
                                                                                 2,376,204      (1,474,321)    1,630,006
   Annuity Reserves:
   - Annuity Payments                                                                   --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --            --
                                                                             --------------  --------------  -------------
                                                                                        --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             2,376,204      (1,474,321)    1,630,006
                                                                             --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          4,078,531       1,970,234     1,704,721
                                                                             --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $  12,253,973   $  13,049,933   $ 1,704,721
                                                                             ==============  ==============  =============


                                                                                                             LVIP SSGA
                                                                              LVIP SSGA       LVIP SSGA      MODERATELY
                                                                              MODERATE        MODERATE       AGGRESSIVE
                                                                              INDEX           STRUCTURED     INDEX
                                                                              ALLOCATION      ALLOCATION     ALLOCATION
                                                                              SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   4,378,544   $  26,866,567   $ 3,264,535
Changes From Operations:
   - Net investment income (loss)                                                   44,258         723,496        36,333
   - Net realized gain (loss) on investments                                        18,445         289,729        21,173
   - Net change in unrealized appreciation or depreciation on investments          498,196       1,649,696       418,269
                                                                             --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 560,899       2,662,921       475,775
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          4,028,736      10,282,576     1,374,406
   - Contract withdrawals and transfers to annuity reserves                       (343,526)     (1,062,829)     (207,018)
   - Contract transfers                                                          1,004,355       2,045,525     1,481,760
                                                                             --------------  --------------  -------------
                                                                                 4,689,565      11,265,272     2,649,148
   Annuity Reserves:
   - Annuity Payments                                                                   --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --            --
                                                                             --------------  --------------  -------------
                                                                                        --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             4,689,565      11,265,272     2,649,148
                                                                             --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          5,250,464      13,928,193     3,124,923
                                                                             --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  9,629,008      40,794,760     6,389,458
Changes From Operations:
   - Net investment income (loss)                                                  (46,983)        350,048       (17,430)
   - Net realized gain (loss) on investments                                       191,885         427,753       137,101
   - Net change in unrealized appreciation or depreciation on investments          904,604       4,136,913       811,983
                                                                             --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,049,506       4,914,714       931,654
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          2,620,211       1,889,992     1,190,731
   - Contract withdrawals and transfers to annuity reserves                       (586,527)     (2,362,538)     (299,986)
   - Contract transfers                                                             26,700      15,442,220     1,051,647
                                                                             --------------  --------------  -------------
                                                                                 2,060,384      14,969,674     1,942,392
   Annuity Reserves:
   - Annuity Payments                                                                   --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --          (2,224)           --
                                                                             --------------  --------------  -------------
                                                                                        --          (2,224)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             2,060,384      14,967,450     1,942,392
                                                                             --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          3,109,890      19,882,164     2,874,046
                                                                             --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $  12,738,898   $  60,676,924   $ 9,263,504
                                                                             ==============  ==============  =============


                                                                             LVIP SSGA
                                                                             MODERATELY
                                                                             AGGRESSIVE     LVIP SSGA       LVIP SSGA
                                                                             STRUCTURED     S&P 500         S&P 500
                                                                             ALLOCATION     INDEX           INDEX
                                                                             SERVICE CLASS  STANDARD CLASS  SERVICE CLASS
                                                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $ 13,317,403    $    402,908   $ 18,608,418
Changes From Operations:
   - Net investment income (loss)                                                 390,156          (5,465)      (207,945)
   - Net realized gain (loss) on investments                                      171,801          16,179        677,224
   - Net change in unrealized appreciation or depreciation on investments         892,786          39,734      2,020,388
                                                                             -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              1,454,743          50,448      2,489,667
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         3,072,655              --      1,296,358
   - Contract withdrawals and transfers to annuity reserves                      (590,102)        (43,176)    (1,114,140)
   - Contract transfers                                                         2,887,168         (31,035)       133,951
                                                                             -------------  --------------  -------------
                                                                                5,369,721         (74,211)       316,169
   Annuity Reserves:
   - Annuity Payments                                                                  --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --              --             --
                                                                             -------------  --------------  -------------
                                                                                       --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            5,369,721         (74,211)       316,169
                                                                             -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         6,824,464         (23,763)     2,805,836
                                                                             -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                20,141,867         379,145     21,414,254
Changes From Operations:
   - Net investment income (loss)                                                  96,345           3,564        (76,208)
   - Net realized gain (loss) on investments                                      210,387          19,628      1,712,320
   - Net change in unrealized appreciation or depreciation on investments       2,374,552         219,968      5,852,018
                                                                             -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              2,681,284         243,160      7,488,130
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         1,670,613           6,582      2,342,049
   - Contract withdrawals and transfers to annuity reserves                      (748,324)       (340,081)    (3,238,948)
   - Contract transfers                                                           507,209       1,603,137     11,257,208
                                                                             -------------  --------------  -------------
                                                                                1,429,498       1,269,638     10,360,309
   Annuity Reserves:
   - Annuity Payments                                                                  --              --         (1,143)
   - Receipt (reimbursement) of mortality guarantee adjustments                        --              44            210
                                                                             -------------  --------------  -------------
                                                                                       --              44           (933)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            1,429,498       1,269,682     10,359,376
                                                                             -------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         4,110,782       1,512,842     17,847,506
                                                                             -------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 24,252,649    $  1,891,987   $ 39,261,760
                                                                             =============  ==============  =============




                                                                             LVIP SSGA
                                                                             SMALL-CAP
                                                                             INDEX
                                                                             SERVICE CLASS
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   5,591,990
Changes From Operations:
   - Net investment income (loss)                                                  (76,993)
   - Net realized gain (loss) on investments                                       249,023
   - Net change in unrealized appreciation or depreciation on investments          591,944
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 763,974
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            539,171
   - Contract withdrawals and transfers to annuity reserves                       (384,301)
   - Contract transfers                                                           (365,862)
                                                                             --------------
                                                                                  (210,992)
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                             --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (210,992)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            552,982
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2012                                                  6,144,972
Changes From Operations:
   - Net investment income (loss)                                                 (131,619)
   - Net realized gain (loss) on investments                                       759,310
   - Net change in unrealized appreciation or depreciation on investments        2,664,201
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               3,291,892
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            402,906
   - Contract withdrawals and transfers to annuity reserves                     (1,408,553)
   - Contract transfers                                                          7,544,120
                                                                             --------------
                                                                                 6,538,473
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                             --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             6,538,473
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          9,830,365
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  15,975,337
                                                                             ==============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                                                    LVIP
                                                                                                                    T. ROWE PRICE
                                                                       LVIP SSGA      LVIP SSGA      LVIP           STRUCTURED
                                                                       SMALL-CAP      SMALL-MID      T. ROWE PRICE  MID-CAP
                                                                       RPM            CAP 200        GROWTH STOCK   GROWTH
                                                                       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  STANDARD CLASS
                                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $        --    $ 3,203,267    $  3,962,905     $ 62,245
Changes From Operations:
   - Net investment income (loss)                                               --         19,255         (95,918)      (1,218)
   - Net realized gain (loss) on investments                                    --        367,384         209,064        9,363
   - Net change in unrealized appreciation or depreciation on investments       --        (14,962)        598,017         (924)
                                                                       -------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              --        371,677         711,163        7,221
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         --        175,039         630,218        3,109
   - Contract withdrawals and transfers to annuity reserves                     --       (204,248)       (444,192)      (6,668)
   - Contract transfers                                                         --         21,028       1,285,200        7,773
                                                                       -------------  -------------  -------------  --------------
                                                                                --         (8,181)      1,471,226        4,214
   Annuity Reserves:
   - Annuity Payments                                                           --             --            (268)          --
   - Receipt (reimbursement) of mortality guarantee adjustments                 --             --             104           --
                                                                       -------------  -------------  -------------  --------------
                                                                                --             --            (164)          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            --         (8,181)      1,471,062        4,214
                                                                       -------------  -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         --        363,496       2,182,225       11,435
                                                                       -------------  -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 --      3,566,763       6,145,130       73,680
Changes From Operations:
   - Net investment income (loss)                                           10,204         30,146        (141,478)      (1,543)
   - Net realized gain (loss) on investments                                 4,288        521,966         447,947        4,211
   - Net change in unrealized appreciation or depreciation on investments   94,891        527,234       2,262,452       19,897
                                                                       -------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         109,383      1,079,346       2,568,921       22,565
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                  1,070,354        397,514         784,037        1,085
   - Contract withdrawals and transfers to annuity reserves                 (8,037)      (227,664)       (465,181)      (4,617)
   - Contract transfers                                                    878,297       (338,785)      1,241,670       (6,354)
                                                                       -------------  -------------  -------------  --------------
                                                                         1,940,614       (168,935)      1,560,526       (9,886)
   Annuity Reserves:
   - Annuity Payments                                                           --             --            (288)          --
   - Receipt (reimbursement) of mortality guarantee adjustments                 --             --               2           --
                                                                       -------------  -------------  -------------  --------------
                                                                                --             --            (286)          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                     1,940,614       (168,935)      1,560,240       (9,886)
                                                                       -------------  -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  2,049,997        910,411       4,129,161       12,679
                                                                       -------------  -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                        $ 2,049,997    $ 4,477,174    $ 10,274,291     $ 86,359
                                                                       =============  =============  =============  ==============


                                                                       LVIP
                                                                       T. ROWE PRICE
                                                                       STRUCTURED      LVIP           LVIP UBS        LVIP UBS
                                                                       MID-CAP         TEMPLETON      LARGE CAP       LARGE CAP
                                                                       GROWTH          GROWTH RPM     GROWTH RPM      GROWTH RPM
                                                                       SERVICE CLASS   SERVICE CLASS  STANDARD CLASS  SERVICE CLASS
                                                                       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 3,110,262   $   4,567,332     $ 111,981      $ 1,446,792
Changes From Operations:
   - Net investment income (loss)                                           (64,591)          3,239        (1,949)         (33,830)
   - Net realized gain (loss) on investments                                259,847          14,318         2,073           37,720
   - Net change in unrealized appreciation or depreciation on investments   268,593         868,052        16,141          211,464
                                                                       -------------  --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          463,849         885,609        16,265          215,354
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     710,523         883,914            23          295,065
   - Contract withdrawals and transfers to annuity reserves                (374,681)       (381,132)       (4,174)        (124,542)
   - Contract transfers                                                     136,163        (115,894)       (1,077)         350,308
                                                                       -------------  --------------  --------------  -------------
                                                                            472,005         386,888        (5,228)         520,831
   Annuity Reserves:
   - Annuity Payments                                                            --              --            --               --
   - Receipt (reimbursement) of mortality guarantee adjustments                  --              --            --               --
                                                                       -------------  --------------  --------------  -------------
                                                                                 --              --            --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        472,005         386,888        (5,228)         520,831
                                                                       -------------  --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     935,854       1,272,497        11,037          736,185
                                                                       -------------  --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                           4,046,116       5,839,829       123,018        2,182,977
Changes From Operations:
   - Net investment income (loss)                                           (80,909)         10,555        (2,433)         (67,870)
   - Net realized gain (loss) on investments                                403,750         263,665         6,917           94,914
   - Net change in unrealized appreciation or depreciation on investments 1,017,267       1,593,454        28,750          927,127
                                                                       -------------  --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        1,340,108       1,867,674        33,234          954,171
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     471,656      12,909,466            26        3,418,784
   - Contract withdrawals and transfers to annuity reserves                (282,122)       (718,479)       (7,630)        (161,718)
   - Contract transfers                                                    (246,253)      2,275,102        26,723          620,959
                                                                       -------------  --------------  --------------  -------------
                                                                            (56,719)     14,466,089        19,119        3,878,025
   Annuity Reserves:
   - Annuity Payments                                                            --              --            --               --
   - Receipt (reimbursement) of mortality guarantee adjustments                  --              --            --               --
                                                                       -------------  --------------  --------------  -------------
                                                                                 --              --            --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (56,719)     14,466,089        19,119        3,878,025
                                                                       -------------  --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,283,389      16,333,763        52,353        4,832,196
                                                                       -------------  --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 5,329,505   $  22,173,592     $ 175,371      $ 7,015,173
                                                                       =============  ==============  ==============  =============



                                                                       LVIP           LVIP
                                                                       VANGUARD       VANGUARD       LVIP VIP       LORD ABBETT
                                                                       DOMESTIC       INTERNATIONAL  CONTRAFUND     FUNDAMENTAL
                                                                       EQUITY ETF     EQUITY ETF     RPM            EQUITY
                                                                       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  CLASS VC
                                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                          $   480,762     $   551,143   $        --      $  88,245
Changes From Operations:
   - Net investment income (loss)                                            4,675          49,692            --           (365)
   - Net realized gain (loss) on investments                                16,252          15,186            --          1,846
   - Net change in unrealized appreciation or depreciation on investments  176,415         160,808            --          6,574
                                                                       -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         197,342         225,686            --          8,055
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                    624,053         341,741            --             --
   - Contract withdrawals and transfers to annuity reserves               (105,419)        (33,251)           --         (2,298)
   - Contract transfers                                                  1,870,941         884,528            --        (22,873)
                                                                       -------------  -------------  -------------  -------------
                                                                         2,389,575       1,193,018            --        (25,171)
   Annuity Reserves:
   - Annuity Payments                                                           --              --            --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                 --              --            --             --
                                                                       -------------  -------------  -------------  -------------
                                                                                --              --            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                     2,389,575       1,193,018            --        (25,171)
                                                                       -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  2,586,917       1,418,704            --        (17,116)
                                                                       -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          3,067,679       1,969,847            --         71,129
Changes From Operations:
   - Net investment income (loss)                                          (24,432)          9,244        20,341           (538)
   - Net realized gain (loss) on investments                               101,865          44,961        12,519         12,510
   - Net change in unrealized appreciation or depreciation on investments  977,521         247,529       253,424         10,880
                                                                       -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                       1,054,954         301,734       286,284         22,852
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                    830,215         286,460     3,084,740            869
   - Contract withdrawals and transfers to annuity reserves               (153,821)        (68,796)      (25,294)        (2,067)
   - Contract transfers                                                    711,097         377,780     2,128,747        (12,976)
                                                                       -------------  -------------  -------------  -------------
                                                                         1,387,491         595,444     5,188,193        (14,174)
   Annuity Reserves:
   - Annuity Payments                                                           --              --            --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                 --              --            --             --
                                                                       -------------  -------------  -------------  -------------
                                                                                --              --            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                     1,387,491         595,444     5,188,193        (14,174)
                                                                       -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  2,442,445         897,178     5,474,477          8,678
                                                                       -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                        $ 5,510,124     $ 2,867,025   $ 5,474,477      $  79,807
                                                                       =============  =============  =============  =============





                                                                       MFS VIT
                                                                       CORE EQUITY
                                                                       SERVICE CLASS
                                                                       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  41,648
Changes From Operations:
   - Net investment income (loss)                                            (734)
   - Net realized gain (loss) on investments                                4,748
   - Net change in unrealized appreciation or depreciation on investments   2,844
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          6,858
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        28
   - Contract withdrawals and transfers to annuity reserves               (13,049)
   - Contract transfers                                                    27,088
                                                                       -------------
                                                                           14,067
   Annuity Reserves:
   - Annuity Payments                                                          --
   - Receipt (reimbursement) of mortality guarantee adjustments                --
                                                                       -------------
                                                                               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       14,067
                                                                       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    20,925
                                                                       -------------
NET ASSETS AT DECEMBER 31, 2012                                            62,573
Changes From Operations:
   - Net investment income (loss)                                            (635)
   - Net realized gain (loss) on investments                                9,227
   - Net change in unrealized appreciation or depreciation on investments   7,051
                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         15,643
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        39
   - Contract withdrawals and transfers to annuity reserves                (2,670)
   - Contract transfers                                                   (26,367)
                                                                       -------------
                                                                          (28,998)
   Annuity Reserves:
   - Annuity Payments                                                          --
   - Receipt (reimbursement) of mortality guarantee adjustments                --
                                                                       -------------
                                                                               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (28,998)
                                                                       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (13,355)
                                                                       -------------
NET ASSETS AT DECEMBER 31, 2013                                         $  49,218
                                                                       =============



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                            MFS VIT        MFS VIT        MFS VIT
                                                                            GROWTH         GROWTH         TOTAL RETURN
                                                                            INITIAL CLASS  SERVICE CLASS  INITIAL CLASS
                                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  109,949     $   646,225     $  697,218
Changes From Operations:
   - Net investment income (loss)                                               (1,465)        (12,414)         8,590
   - Net realized gain (loss) on investments                                    14,842          48,031         13,484
   - Net change in unrealized appreciation or depreciation on investments        2,980          72,902         39,594
                                                                            -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              16,357         108,519         61,668
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             --          89,691             77
   - Contract withdrawals and transfers to annuity reserves                     (6,955)        (52,424)      (185,418)
   - Contract transfers                                                        (32,576)         87,909        (18,798)
                                                                            -------------  -------------  -------------
                                                                               (39,531)        125,176       (204,139)
   Annuity Reserves:
   - Annuity Payments                                                               --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --              --             --
                                                                            -------------  -------------  -------------
                                                                                    --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (39,531)        125,176       (204,139)
                                                                            -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (23,174)        233,695       (142,471)
                                                                            -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                 86,775         879,920        554,747
Changes From Operations:
   - Net investment income (loss)                                               (1,121)        (15,764)         2,201
   - Net realized gain (loss) on investments                                     5,439          64,014         19,105
   - Net change in unrealized appreciation or depreciation on investments       24,664         254,990         67,468
                                                                            -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              28,982         303,240         88,774
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             --         175,254            600
   - Contract withdrawals and transfers to annuity reserves                     (1,760)        (55,527)      (110,100)
   - Contract transfers                                                         (7,367)        (66,764)        (4,220)
                                                                            -------------  -------------  -------------
                                                                                (9,127)         52,963       (113,720)
   Annuity Reserves:
   - Annuity Payments                                                               --              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --              --             --
                                                                            -------------  -------------  -------------
                                                                                    --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (9,127)         52,963       (113,720)
                                                                            -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         19,855         356,203        (24,946)
                                                                            -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                             $  106,630     $ 1,236,123     $  529,801
                                                                            =============  =============  =============




                                                                             MFS VIT         MFS VIT        MFS VIT
                                                                             TOTAL RETURN    UTILITIES      UTILITIES
                                                                             SERVICE CLASS   INITIAL CLASS  SERVICE CLASS
                                                                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   14,538,502   $  487,714     $ 13,455,945
Changes From Operations:
   - Net investment income (loss)                                                  101,553       26,665          662,556
   - Net realized gain (loss) on investments                                       180,259       22,422          246,195
   - Net change in unrealized appreciation or depreciation on investments          950,860        3,078          579,705
                                                                            ---------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,232,672       52,165        1,488,456
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             65,236          153          840,410
   - Contract withdrawals and transfers to annuity reserves                     (2,386,722)     (29,619)      (1,395,860)
   - Contract transfers                                                           (417,559)     (95,847)        (839,741)
                                                                            ---------------  -------------  -------------
                                                                                (2,739,045)    (125,313)      (1,395,191)
   Annuity Reserves:
   - Annuity Payments                                                               (2,025)          --           (2,507)
   - Receipt (reimbursement) of mortality guarantee adjustments                        133           --              165
                                                                            ---------------  -------------  -------------
                                                                                    (1,892)          --           (2,342)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (2,740,937)    (125,313)      (1,397,533)
                                                                            ---------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (1,508,265)     (73,148)          90,923
                                                                            ---------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                 13,030,237      414,566       13,546,868
Changes From Operations:
   - Net investment income (loss)                                                  (80,954)       3,935           54,822
   - Net realized gain (loss) on investments                                     2,045,433       26,041          839,670
   - Net change in unrealized appreciation or depreciation on investments         (635,961)      44,247        1,428,853
                                                                            ---------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               1,328,518       74,223        2,323,345
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             49,278        2,401          601,164
   - Contract withdrawals and transfers to annuity reserves                       (896,667)     (58,920)      (1,417,329)
   - Contract transfers                                                        (13,499,934)      (2,153)        (915,611)
                                                                            ---------------  -------------  -------------
                                                                               (14,347,323)     (58,672)      (1,731,776)
   Annuity Reserves:
   - Annuity Payments                                                              (11,904)          --          (15,585)
   - Receipt (reimbursement) of mortality guarantee adjustments                        472           --           (1,805)
                                                                            ---------------  -------------  -------------
                                                                                   (11,432)          --          (17,390)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (14,358,755)     (58,672)      (1,749,166)
                                                                            ---------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (13,030,237)      15,551          574,179
                                                                            ---------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                             $           --   $  430,117     $ 14,121,047
                                                                            ===============  =============  =============


                                                                                            NB AMT
                                                                             NB AMT         MID CAP       OPPENHEIMER
                                                                             MID CAP        INTRINSIC     GLOBAL
                                                                             GROWTH I       VALUE I       FUND/VA
                                                                             CLASS          CLASS         SERVICE CLASS
                                                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  3,579,845   $  3,721,504    $  207,744
Changes From Operations:
   - Net investment income (loss)                                                (58,697)       (39,929)        2,198
   - Net realized gain (loss) on investments                                     338,267        992,271         5,154
   - Net change in unrealized appreciation or depreciation on investments         99,349       (466,778)       31,965
                                                                            -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               378,919        485,564        39,317
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,421          2,739         2,995
   - Contract withdrawals and transfers to annuity reserves                     (595,683)      (460,210)       (5,486)
   - Contract transfers                                                         (187,863)      (102,740)      (21,474)
                                                                            -------------  -------------  -------------
                                                                                (781,125)      (560,211)      (23,965)
   Annuity Reserves:
   - Annuity Payments                                                                 --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --             --            --
                                                                            -------------  -------------  -------------
                                                                                      --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (781,125)      (560,211)      (23,965)
                                                                            -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (402,206)       (74,647)       15,352
                                                                            -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                3,177,639      3,646,857       223,096
Changes From Operations:
   - Net investment income (loss)                                                (20,438)       (18,793)          618
   - Net realized gain (loss) on investments                                   1,553,894         42,096         5,545
   - Net change in unrealized appreciation or depreciation on investments     (1,104,363)     1,075,202        48,219
                                                                            -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               429,093      1,098,505        54,382
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,068         14,484           891
   - Contract withdrawals and transfers to annuity reserves                     (240,570)      (607,709)      (11,727)
   - Contract transfers                                                       (3,368,230)      (464,334)      (10,564)
                                                                            -------------  -------------  -------------
                                                                              (3,606,732)    (1,057,559)      (21,400)
   Annuity Reserves:
   - Annuity Payments                                                                 --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --             --            --
                                                                            -------------  -------------  -------------
                                                                                      --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (3,606,732)    (1,057,559)      (21,400)
                                                                            -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (3,177,639)        40,946        32,982
                                                                            -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                             $         --   $  3,687,803    $  256,078
                                                                            =============  =============  =============


                                                                            PIMCO VIT
                                                                            COMMODITY-     PUTNAM VT    PUTNAM VT
                                                                            REALRETURN     GLOBAL       GROWTH &
                                                                            STRATEGY       HEALTH CARE  INCOME
                                                                            ADVISOR CLASS  CLASS IB     CLASS IB
                                                                            SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $ 1,322,824   $   75,661   $  56,120
Changes From Operations:
   - Net investment income (loss)                                                 32,237         (205)        266
   - Net realized gain (loss) on investments                                      46,044        6,711     (10,303)
   - Net change in unrealized appreciation or depreciation on investments        (54,878)       7,814      14,733
                                                                            -------------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                23,403       14,320       4,696
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        2,019,344          104          48
   - Contract withdrawals and transfers to annuity reserves                     (190,104)      (6,464)    (47,270)
   - Contract transfers                                                          157,178       23,495        (547)
                                                                            -------------  -----------  ----------
                                                                               1,986,418       17,135     (47,769)
   Annuity Reserves:
   - Annuity Payments                                                                 --           --          --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --           --          --
                                                                            -------------  -----------  ----------
                                                                                      --           --          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           1,986,418       17,135     (47,769)
                                                                            -------------  -----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        2,009,821       31,455     (43,073)
                                                                            -------------  -----------  ----------
NET ASSETS AT DECEMBER 31, 2012                                                3,332,645      107,116      13,047
Changes From Operations:
   - Net investment income (loss)                                                  3,312         (905)       (116)
   - Net realized gain (loss) on investments                                     (92,688)       7,027         338
   - Net change in unrealized appreciation or depreciation on investments       (535,565)      37,491       4,151
                                                                            -------------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              (624,941)      43,613       4,373
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          710,633          260          38
   - Contract withdrawals and transfers to annuity reserves                     (257,148)     (10,632)       (540)
   - Contract transfers                                                          335,803       34,252       9,363
                                                                            -------------  -----------  ----------
                                                                                 789,288       23,880       8,861
   Annuity Reserves:
   - Annuity Payments                                                                 --           --          --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --           --          --
                                                                            -------------  -----------  ----------
                                                                                      --           --          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             789,288       23,880       8,861
                                                                            -------------  -----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          164,347       67,493      13,234
                                                                            -------------  -----------  ----------
NET ASSETS AT DECEMBER 31, 2013                                              $ 3,496,992   $  174,609   $  26,281
                                                                            =============  ===========  ==========



See accompanying notes.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of twenty-one products as follows:

-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance A Class
Access                     -   Lincoln ChoicePlus
-   Lincoln ChoicePlus II  Assurance B Class
-   Lincoln ChoicePlus II  -   Lincoln ChoicePlus
Access                     Signature
-   Lincoln ChoicePlus II  -   Lincoln ChoicePlus
Advance                    Fusion
-   Lincoln                -   Lincoln
ChoicePlus II Bonus        InvestmentSolutions
-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
Assurance A Share          Assurance Series B
-   Lincoln ChoicePlus     Share
Assurance B Share          -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance Series C
Assurance Bonus            Share
-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
Assurance C Share          Assurance Series L
-   Lincoln ChoicePlus     Share
Assurance L Share          -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance Prime
Design

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of two hundred thirty-six available mutual funds (the Funds) of twenty-one diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
   ABVPSF Global Thematic Growth Class A Portfolio**
   ABVPSF Global Thematic Growth Class B Portfolio
   ABVPSF Growth and Income Class A Portfolio**
   ABVPSF Growth and Income Class B Portfolio**
   ABVPSF International Value Class A Portfolio**
   ABVPSF International Value Class B Portfolio**
   ABVPSF Large Cap Growth Class B Portfolio
   ABVPSF Small/Mid Cap Value Class A Portfolio**
   ABVPSF Small/Mid Cap Value Class B Portfolio
American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Inflation Protection Class I Fund**
   American Century VP Inflation Protection Class II Fund**
American Funds Insurance Series (American Funds):
   American Funds Asset Allocation Class 1 Fund**
   American Funds Blue Chip Income and Growth Class 1 Fund**
   American Funds Bond Class 1 Fund**
   American Funds Global Balanced Class 1 Fund**
   American Funds Global Bond Class 1 Fund**
   American Funds Global Growth Class 1 Fund**
   American Funds Global Growth Class 2 Fund
   American Funds Global Growth and Income Class 1 Fund**
   American Funds Global Small Capitalization Class 1 Fund**
   American Funds Global Small Capitalization Class 2 Fund
   American Funds Growth Class 1 Fund**
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 1 Fund**
   American Funds Growth-Income Class 2 Fund
   American Funds High-Income Bond Class 1 Fund**
   American Funds International Class 1 Fund**
   American Funds International Class 2 Fund
   American Funds International Growth and Income Class 1 Fund**
   American Funds Managed Risk Asset Allocation Class P1 Fund**
   American Funds Managed Risk Asset Allocation Class P2 Fund**
   American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund** American Funds Managed Risk Growth Class P1 Fund**

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

   American Funds Managed Risk Growth-Income Class P1 Fund**
   American Funds Managed Risk International Class P1 Fund**
   American Funds Mortgage Class 1 Fund**
   American Funds New World Class 1 Fund**
   American Funds U.S. Government/AAA-Rated Securities Class 1 Fund** BlackRock Variable Series Funds, Inc. (BlackRock):
   BlackRock Global Allocation V.I. Class I Fund**
   BlackRock Global Allocation V.I. Class III Fund
Delaware VIP Trust (Delaware VIP):
   Delaware VIP Diversified Income Standard Class Series**
   Delaware VIP Diversified Income Service Class Series
   Delaware VIP Emerging Markets Standard Class Series**
   Delaware VIP Emerging Markets Service Class Series
   Delaware VIP High Yield Standard Class Series
   Delaware VIP High Yield Service Class Series
   Delaware VIP Limited-Term Diversified Income Standard Class Series** Delaware VIP Limited-Term Diversified Income Service Class Series Delaware VIP REIT Standard Class Series
   Delaware VIP REIT Service Class Series
   Delaware VIP Small Cap Value Standard Class Series
   Delaware VIP Small Cap Value Service Class Series
   Delaware VIP Smid Cap Growth Standard Class Series
   Delaware VIP Smid Cap Growth Service Class Series
   Delaware VIP U.S. Growth Standard Class Series**
   Delaware VIP U.S. Growth Service Class Series
   Delaware VIP Value Standard Class Series
   Delaware VIP Value Service Class Series
DWS Variable Series II (DWS):
   DWS Alternative Asset Allocation VIP Class A Portfolio**
   DWS Alternative Asset Allocation VIP Class B Portfolio
DWS Investments VIT Funds (DWS):
   DWS Equity 500 Index VIP Class A Portfolio
   DWS Equity 500 Index VIP Class B Portfolio**
   DWS Small Cap Index VIP Class A Portfolio
   DWS Small Cap Index VIP Class B Portfolio**
Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Contrafund Initial Class Portfolio**
   Fidelity VIP Contrafund Service Class 2 Portfolio
   Fidelity VIP Equity-Income Initial Class Portfolio**
   Fidelity VIP Equity-Income Service Class 2 Portfolio**
   Fidelity VIP Growth Initial Class Portfolio
   Fidelity VIP Growth Service Class 2 Portfolio
   Fidelity VIP Mid Cap Initial Class Portfolio**
   Fidelity VIP Mid Cap Service Class 2 Portfolio
   Fidelity VIP Overseas Initial Class Portfolio**
   Fidelity VIP Overseas Service Class 2 Portfolio**
Franklin Templeton Variable Insurance Products Trust (FTVIPT):
   FTVIPT Franklin Income Securities Class 1 Fund**
   FTVIPT Franklin Income Securities Class 2 Fund
   FTVIPT Franklin Small-Mid Cap Growth Securities Class 1 Fund** FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund** FTVIPT Mutual Shares Securities Class 1 Fund**
   FTVIPT Mutual Shares Securities Class 2 Fund
   FTVIPT Templeton Global Bond Securities Class 2 Fund
   FTVIPT Templeton Growth Securities Class 2 Fund
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):
   Goldman Sachs VIT Large Cap Value Service Class Fund
Hunting VA Funds:
   Huntington VA Balanced Fund
   Huntington VA Dividend Capture Fund
Invesco Variable Insurance Funds (Invesco V.I.):
   Invesco V.I. American Franchise Series I Fund
   Invesco V.I. American Franchise Series II Fund
   Invesco V.I. Core Equity Series I Fund
   Invesco V.I. Core Equity Series II Fund
   Invesco V.I. International Growth Series I Fund
   Invesco V.I. International Growth Series II Fund
Janus Aspen Series:
   Janus Aspen Balanced Service Class Portfolio
   Janus Aspen Enterprise Service Class Portfolio
   Janus Aspen Global Research Service Class Portfolio
Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP American Balanced Allocation Standard Class Fund**
   LVIP American Global Growth Service Class II Fund
   LVIP American Global Small Capitalization Service Class II Fund
   LVIP American Growth Allocation Standard Class Fund**
   LVIP American Growth Service Class II Fund
   LVIP American Growth-Income Service Class II Fund
   LVIP American Income Allocation Standard Class Fund**
   LVIP American International Service Class II Fund
   LVIP American Preservation Standard Class Fund**
   LVIP American Preservation Service Class Fund**
   LVIP Baron Growth Opportunities Standard Class Fund**
   LVIP Baron Growth Opportunities Service Class Fund
   LVIP BlackRock Emerging Markets RPM Standard Class Fund**
   LVIP BlackRock Emerging Markets RPM Service Class Fund
   LVIP BlackRock Equity Dividend RPM Standard Class Fund**

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

   LVIP BlackRock Equity Dividend RPM Service Class Fund
   LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund**
   LVIP BlackRock Global Allocation V.I. RPM Service Class Fund
   LVIP BlackRock Inflation Protected Bond Standard Class Fund**
   LVIP BlackRock Inflation Protected Bond Service Class Fund
   LVIP Capital Growth Standard Class Fund**
   LVIP Capital Growth Service Class Fund
   LVIP Clarion Global Real Estate Standard Class Fund**
   LVIP Clarion Global Real Estate Service Class Fund
   LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund**
   LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
   LVIP Delaware Bond Standard Class Fund
   LVIP Delaware Bond Service Class Fund
   LVIP Delaware Diversified Floating Rate Standard Class Fund**
   LVIP Delaware Diversified Floating Rate Service Class Fund
   LVIP Delaware Foundation Aggressive Allocation Standard Class Fund LVIP Delaware Foundation Aggressive Allocation Service Class Fund
   LVIP Delaware Foundation Conservative Allocation Standard Class Fund** LVIP Delaware Foundation Conservative Allocation Service Class Fund** LVIP Delaware Foundation Moderate Allocation Standard Class Fund** LVIP Delaware Foundation Moderate Allocation Service Class Fund**
   LVIP Delaware Growth and Income Standard Class Fund**
   LVIP Delaware Growth and Income Service Class Fund
   LVIP Delaware Social Awareness Standard Class Fund
   LVIP Delaware Social Awareness Service Class Fund
   LVIP Delaware Special Opportunities Standard Class Fund**
   LVIP Delaware Special Opportunities Service Class Fund
   LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund**
   LVIP Dimensional Non-U.S. Equity RPM Service Class Fund
   LVIP Dimensional U.S. Equity RPM Standard Class Fund**
   LVIP Dimensional U.S. Equity RPM Service Class Fund
   LVIP Dimensional/Vanguard Total Bond Standard Class Fund**
   LVIP Dimensional/Vanguard Total Bond Service Class Fund
   LVIP Global Income Standard Class Fund**
   LVIP Global Income Service Class Fund
   LVIP JPMorgan High Yield Standard Class Fund**
   LVIP JPMorgan High Yield Service Class Fund
   LVIP JPMorgan Mid Cap Value RPM Standard Class Fund**
   LVIP JPMorgan Mid Cap Value RPM Service Class Fund
   LVIP Managed Risk Profile 2010 Service Class Fund
   LVIP Managed Risk Profile 2020 Service Class Fund
   LVIP Managed Risk Profile 2030 Service Class Fund
   LVIP Managed Risk Profile 2040 Service Class Fund
   LVIP Managed Risk American Balanced Allocation Standard Class Fund** LVIP Managed Risk American Growth Allocation Standard Class Fund** LVIP Managed Risk Profile Conservative Standard Class Fund**
   LVIP Managed Risk Profile Conservative Service Class Fund
   LVIP Managed Risk Profile Growth Standard Class Fund**
   LVIP Managed Risk Profile Growth Service Class Fund
   LVIP Managed Risk Profile Moderate Standard Class Fund**
   LVIP Managed Risk Profile Moderate Service Class Fund
   LVIP MFS International Growth Standard Class Fund**
   LVIP MFS International Growth Service Class Fund
   LVIP MFS International Growth RPM Standard Class Fund**
   LVIP MFS International Growth RPM Service Class Fund
   LVIP MFS Value Standard Class Fund**
   LVIP MFS Value Service Class Fund
   LVIP Mid-Cap Value Standard Class Fund**
   LVIP Mid-Cap Value Service Class Fund
   LVIP Mondrian International Value Standard Class Fund
   LVIP Mondrian International Value Service Class Fund
   LVIP Money Market Standard Class Fund
   LVIP Money Market Service Class Fund
   LVIP SSgA Bond Index Standard Class Fund**
   LVIP SSgA Bond Index Service Class Fund
   LVIP SSgA Conservative Index Allocation Standard Class Fund**
   LVIP SSgA Conservative Index Allocation Service Class Fund
   LVIP SSgA Conservative Structured Allocation Standard Class Fund** LVIP SSgA Conservative Structured Allocation Service Class Fund

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

   LVIP SSgA Developed International 150 Standard Class Fund**
   LVIP SSgA Developed International 150 Service Class Fund
   LVIP SSgA Emerging Markets 100 Standard Class Fund**
   LVIP SSgA Emerging Markets 100 Service Class Fund
   LVIP SSgA Global Tactical Allocation RPM Standard Class Fund**
   LVIP SSgA Global Tactical Allocation RPM Service Class Fund
   LVIP SSgA International Index Standard Class Fund**
   LVIP SSgA International Index Service Class Fund
   LVIP SSgA Large Cap 100 Standard Class Fund**
   LVIP SSgA Large Cap 100 Service Class Fund
   LVIP SSgA Large Cap RPM Standard Class Fund**
   LVIP SSgA Large Cap RPM Service Class Fund
   LVIP SSgA Moderate Index Allocation Standard Class Fund**
   LVIP SSgA Moderate Index Allocation Service Class Fund
   LVIP SSgA Moderate Structured Allocation Standard Class Fund**
   LVIP SSgA Moderate Structured Allocation Service Class Fund
   LVIP SSgA Moderately Aggressive Index Allocation Standard Class Fund** LVIP SSgA Moderately Aggressive Index Allocation Service Class Fund
   LVIP SSgA Moderately Aggressive Structured Allocation Standard Class
     Fund**
   LVIP SSgA Moderately Aggressive Structured Allocation Service Class Fund LVIP SSgA S&P 500 Index Standard Class Fund
   LVIP SSgA S&P 500 Index Service Class Fund
   LVIP SSgA Small-Cap Index Standard Class Fund**
   LVIP SSgA Small-Cap Index Service Class Fund
   LVIP SSgA Small-Cap RPM Standard Class Fund**
   LVIP SSgA Small-Cap RPM Service Class Fund
   LVIP SSgA Small-Mid Cap 200 Standard Class Fund**
   LVIP SSgA Small-Mid Cap 200 Service Class Fund
   LVIP T. Rowe Price Growth Stock Standard Class Fund**
   LVIP T. Rowe Price Growth Stock Service Class Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund
   LVIP Templeton Growth RPM Standard Class Fund**
   LVIP Templeton Growth RPM Service Class Fund
   LVIP UBS Large Cap Growth RPM Standard Class Fund
   LVIP UBS Large Cap Growth RPM Service Class Fund
   LVIP Vanguard Domestic Equity ETF Standard Class Fund**
   LVIP Vanguard Domestic Equity ETF Service Class Fund
   LVIP Vanguard International Equity ETF Standard Class Fund**
   LVIP Vanguard International Equity ETF Service Class Fund
   LVIP VIP Contrafund RPM Standard Class Fund**
   LVIP VIP Contrafund RPM Service Class Fund
Lord Abbett Securities Trust (Lord Abbett):
   Lord Abbett Fundamental Equity Class VC Portfolio
MFS Variable Insurance Trust (MFS VIT):
   MFS VIT Core Equity Service Class Series
   MFS VIT Growth Initial Class Series
   MFS VIT Growth Service Class Series
   MFS VIT Total Return Initial Class Series
   MFS VIT Total Return Service Class Series**
   MFS VIT Utilities Initial Class Series
   MFS VIT Utilities Service Class Series
Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):
   Morgan Stanley UIF Capital Growth Class II Portfolio**
Neuberger Berman Advisers Management Trust (NB AMT):
   NB AMT Mid Cap Growth I Class Portfolio**
   NB AMT Mid Cap Intrinsic Value I Class Portfolio
Oppenheimer Variable Account Funds (Oppenheimer):
   Oppenheimer Global Fund/VA Service Class
PIMCO Variable Insurance Trust (PIMCO VIT):
   PIMCO VIT CommodityRealReturn Strategy Administrative Class Portfolio** PIMCO VIT CommodityRealReturn Strategy Advisor Class Portfolio
Putnam Variable Trust (Putnam VT):
   Putnam VT Global Health Care Class IB Fund
   Putnam VT Growth & Income Class IB Fund

*  Denotes an affiliate of the Company
** Available fund with no money invested at December 31, 2013

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, or 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, or 5%.



INVESTMENT FUND CHANGES: During 2012, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012:

American Funds Protected Asset Allocation Class P1 Fund            LVIP BlackRock Emerging Markets Index RPM Service Class Fund
American Funds Protected Asset Allocation Class P2 Fund            LVIP Delaware Foundation Conservative Allocation Standard Class
                                                                    Fund
Invesco Van Kampen V.I. American Franchise Series I Fund           LVIP Delaware Foundation Conservative Allocation Service Class
                                                                    Fund
Invesco Van Kampen V.I. American Franchise Series II Fund          LVIP Delaware Foundation Moderate Allocation Standard Class Fund
LVIP American Preservation Standard Class Fund                     LVIP Delaware Foundation Moderate Allocation Service Class Fund
LVIP American Preservation Service Class Fund                      LVIP Protected American Balanced Allocation Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund      LVIP Protected American Growth Allocation Standard Class Fund

During 2012, the Invesco V.I. Capital Appreciation Series I Fund and the Invesco V.I. Capital Appreciation Series II Fund ceased to be available as investment options to Variable Account Contract owners.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

Also during 2012, the following funds changed their names:


PREVIOUS FUND NAME                                                NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus VIP Class A Portfolio       DWS Alternative Asset Allocation VIP Class A Portfolio
DWS Alternative Asset Allocation Plus VIP Class B Portfolio       DWS Alternative Asset Allocation VIP Class B Portfolio
LVIP Wells Fargo Intrinsic Value Standard Class Fund              LVIP BlackRock Equity Dividend RPM Standard Class Fund
LVIP Wells Fargo Intrinsic Value Service Class Fund               LVIP BlackRock Equity Dividend RPM Service Class Fund
LVIP Cohen & Steers Global Real Estate Standard Class Fund        LVIP Clarion Global Real Estate Standard Class Fund
LVIP Cohen & Steers Global Real Estate Service Class Fund         LVIP Clarion Global Real Estate Service Class Fund
LVIP Turner Mid-Cap Growth Standard Class Fund                    LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund
LVIP Turner Mid-Cap Growth Service Class Fund                     LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
LVIP Columbia Value Opportunities Standard Class Fund             LVIP JPMorgan Mid Cap Value RPM Standard Class Fund
LVIP Columbia Value Opportunities Service Class Fund              LVIP JPMorgan Mid Cap Value RPM Service Class Fund
LVIP SSgA Global Tactical Allocation Standard Class Fund          LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
LVIP SSgA Global Tactical Allocation Service Class Fund           LVIP SSgA Global Tactical Allocation RPM Service Class Fund
LVIP Templeton Growth Standard Class Fund                         LVIP Templeton Growth RPM Standard Class Fund
LVIP Templeton Growth Service Class Fund                          LVIP Templeton Growth RPM Service Class Fund
LVIP Janus Capital Appreciation Standard Class Fund               LVIP UBS Large Cap Growth RPM Standard Class Fund
LVIP Janus Capital Appreciation Service Class Fund                LVIP UBS Large Cap Growth RPM Service Class Fund
NB AMT Regency I Class Portfolio                                  NB AMT Mid Cap Intrinsic Value I Class Portfolio

During 2013, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2013, the 2013 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2013:

American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund    LVIP MFS International Growth RPM Service Class Fund
American Funds Managed Risk Growth Class P1 Fund                         LVIP SSgA Large Cap RPM Standard Class Fund
American Funds Managed Risk Growth-Income Class P1 Fund                  LVIP SSgA Large Cap RPM Service Class Fund
American Funds Managed Risk International Class P1 Fund                  LVIP SSgA Small-Cap RPM Standard Class Fund
LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund            LVIP SSgA Small-Cap RPM Service Class Fund
LVIP BlackRock Global Allocation V.I. RPM Service Class Fund             LVIP VIP Contrafund RPM Standard Class Fund
LVIP MFS International Growth RPM Standard Class Fund                    LVIP VIP Contrafund RPM Service Class Fund

Also during 2013, the following funds changed their names:


PREVIOUS FUND NAME                                                    NEW FUND NAME
------------------------------------------------------------------------------------------------------------------------------------
American Funds Protected Asset Allocation Class P1 Fund               American Funds Managed Risk Asset Allocation Class P1 Fund
American Funds Protected Asset Allocation Class P2 Fund               American Funds Managed Risk Asset Allocation Class P2 Fund
Invesco Van Kampen V.I. American Franchise Series I Fund              Invesco V.I. American Franchise Series I Fund
Invesco Van Kampen V.I. American Franchise Series II Fund             Invesco V.I. American Franchise Series II Fund
Janus Aspen Series Worldwide Service Class Portfolio                  Janus Aspen Series Global Research Service Class Portfolio
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund         LVIP BlackRock Emerging Markets RPM Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Service Class Fund          LVIP BlackRock Emerging Markets RPM Service Class Fund
LVIP Dimensional Non-U.S. Equity Standard Class Fund                  LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
LVIP Dimensional Non-U.S. Equity Service Class Fund                   LVIP Dimensional Non-U.S. Equity RPM Service Class Fund
LVIP Dimensional U.S. Equity Standard Class Fund                      LVIP Dimensional U.S. Equity RPM Standard Class Fund
LVIP Dimensional U.S. Equity Service Class Fund                       LVIP Dimensional U.S. Equity RPM Service Class Fund
LVIP Protected Profile 2010 Standard Class Fund                       LVIP Managed Risk Profile 2010 Service Class Fund
LVIP Protected Profile 2020 Standard Class Fund                       LVIP Managed Risk Profile 2020 Service Class Fund
LVIP Protected Profile 2030 Standard Class Fund                       LVIP Managed Risk Profile 2030 Service Class Fund
LVIP Protected Profile 2040 Standard Class Fund                       LVIP Managed Risk Profile 2040 Service Class Fund
LVIP Managed American Balanced Allocation Standard Class Fund**       LVIP Managed American Balanced Allocation Standard Class
                                                                       Fund**
LVIP Managed American Growth Allocation Standard Class Fund**         LVIP Managed American Growth Allocation Standard Class Fund**
LVIP Protected Profile Conservative Standard Class Fund               LVIP Managed Risk Profile Conservative Standard Class Fund
LVIP Protected Profile Conservative Service Class Fund                LVIP Managed Risk Profile Conservative Service Class Fund
LVIP Protected Profile Growth Standard Class Fund                     LVIP Managed Risk Profile Growth Standard Class Fund
LVIP Protected Profile Growth Service Class Fund                      LVIP Managed Risk Profile Growth Service Class Fund
LVIP Protected Profile Moderate Standard Class Fund                   LVIP Managed Risk Profile Moderate Standard Class Fund
LVIP Protected Profile Moderate Service Class Fund                    LVIP Managed Risk Profile Moderate Service Class Fund
Oppenheimer Global Securities Service Class Fund/VA                   Oppenheimer Global Fund/VA Service Class


LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

During 2013, the American Funds Global Discovery Class 1 Fund merged into the American Funds Global Growth Class 1 Fund.


2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of each Fund's average daily net assets within the Variable Account. The rates are as follows for the twenty-one contract types:

- Lincoln ChoicePlus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis)
- Lincoln ChoicePlus Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis)
- Lincoln ChoicePlus II at a daily rate of .0034247% to .0073973% (1.25% to 2.70% on an annual basis)
- Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis)
- Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)
- Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis)
- Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
- Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis)
- Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- Lincoln ChoicePlus Design at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)
- Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
- Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- Lincoln ChoicePlus Signature at a daily rate of .0034247% to .0086301% (1.25% to 3.15% on an annual basis)
- Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis)
- Lincoln InvestmentSolutions at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis)
- Lincoln ChoicePlus Assurance Series B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- Lincoln ChoicePlus Assurance Series C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- Lincoln ChoicePlus Assurance Series L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

Contract charges and surrender charges for the years ended December 31, 2013 and 2012, were $10,660,993 and $7,754,174, respectively.

For the Lincoln ChoicePlus Assurance A Share and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2013 and 2012, sales charges amounted to $112,347 and $133,489, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

3. FINANCIAL HIGHLIGHTS



A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2013, follows:


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
            2013                     0.80%      2.80%     $  4.81    $ 19.11      144,363  $    1,833,989     19.53%    21.95%
            2012                     0.80%      2.80%        3.98      15.79      149,736       1,523,201     10.11%    12.33%
            2011                     0.80%      2.80%        3.57      14.17      179,285       1,470,750    -25.53%   -24.38%
            2010                     1.25%      2.80%        4.74      18.80      161,329       1,698,177     15.31%    17.05%
            2009                     1.25%      2.80%        4.07      16.11      207,358       1,734,910     48.91%    51.24%
ABVPSF GROWTH AND INCOME CLASS B
            2013                     0.00%      0.00%          --         --           --              --      0.00%     0.00%
            2012                     0.75%      2.90%       10.11      17.24      436,360       6,090,727     13.89%    16.37%
            2011                     0.75%      2.90%        8.84      14.94      536,919       6,478,091      3.14%     5.28%
            2010                     0.75%      2.80%        8.40      14.31      625,404       7,283,147      9.69%    11.95%
            2009                     0.75%      2.80%        8.01      12.89      644,282       6,786,606     17.32%    18.97%
ABVPSF INTERNATIONAL VALUE CLASS B
            2013                     0.00%      0.00%          --         --           --              --      0.00%     0.00%
            2012                     0.65%      2.90%        6.32      10.48    1,042,035       7,099,576     11.04%    13.46%
            2011                     0.65%      2.95%        5.69       9.26    1,140,746       6,923,014    -21.67%   -19.96%
            2010                     0.65%      2.80%        7.14       7.81    1,086,316       8,263,725      1.42%     3.62%
            2009                     0.65%      2.80%        6.91       7.58    1,078,067       8,023,441     30.97%    33.49%
ABVPSF LARGE CAP GROWTH CLASS B
            2013                     1.40%      1.70%        8.61      20.07       46,398         558,067     34.69%    35.10%
            2012                     1.40%      1.70%        6.39      14.88       59,389         554,120     14.17%    14.53%
            2011                     1.40%      1.70%        5.59      13.02       77,039         640,426     -4.90%    -4.62%
            2010                     1.40%      1.70%        5.88      13.68       86,073         758,632      7.98%     8.31%
            2009                     1.40%      1.70%        5.44      12.66      110,946         870,301     34.79%    35.20%
ABVPSF SMALL/MID CAP VALUE CLASS B
            2013                     0.65%      2.95%       16.43      34.80      476,268      11,361,231     33.64%    36.74%
            2012                     0.65%      2.95%       12.06      25.69      412,122       7,271,360     15.08%    17.70%
            2011                     0.65%      2.90%       10.37      22.03      468,555       7,128,131    -10.93%    -9.21%
            2010                     0.65%      2.55%       11.45      24.50      517,546       9,003,067     23.41%    25.76%
            2009                     0.65%      2.55%        9.13      19.67      452,129       6,441,402     39.06%    41.75%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
            2013                     0.00%      0.00%          --         --           --              --      0.00%     0.00%
            2012                     0.75%      2.95%       12.24      14.58    1,699,722      23,319,212      4.37%     6.58%
            2011                     0.75%      2.85%       11.72      13.75    1,915,538      24,940,164      8.61%    10.91%
            2010                     0.75%      2.85%       10.82      12.46    2,050,930      24,348,757      2.20%     4.31%
            2009                     0.75%      2.80%       10.66      12.01    1,943,884      22,593,535      7.36%     9.41%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2013                     0.65%      2.95%       15.03      22.50      739,139      15,237,911     25.42%    28.34%
            2012                     0.65%      2.95%       12.18      17.64      854,882      13,954,665     19.00%    21.76%
            2011                     0.65%      2.95%       10.12      14.57    1,078,424      14,686,240    -11.45%    -9.47%
            2010                     0.65%      2.85%       11.20      16.19    1,148,727      17,543,478      8.66%    11.02%
            2009                     0.65%      2.80%       10.12      14.67    1,134,636      15,847,735     38.38%    41.24%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2013                     0.65%      3.00%       13.18      34.95      564,393      12,580,733     24.68%    27.45%
            2012                     0.65%      2.85%       10.39      27.69      621,975      11,286,319     14.86%    17.41%
            2011                     0.65%      2.85%        8.95      23.81      692,771      11,248,051    -21.42%   -19.67%
            2010                     0.65%      2.85%       11.17      29.92      750,489      16,495,780     19.04%    21.62%
            2009                     0.65%      2.80%        9.21      24.84      736,037      14,036,268     56.84%    60.24%
AMERICAN FUNDS GROWTH CLASS 2
            2013                     0.65%      3.15%       13.43      26.87    3,771,989      77,802,219     26.07%    29.26%
            2012                     0.65%      3.15%       10.54      20.98    4,375,203      70,844,749     14.35%    17.13%
            2011                     0.65%      3.05%        9.09      18.09    5,156,890      72,176,503     -6.97%    -4.90%
            2010                     0.65%      2.85%        9.66      19.20    6,193,558      93,251,626     15.41%    17.79%
            2009                     0.75%      2.80%        8.27      16.44    6,474,620      84,571,379     35.56%    38.37%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
            2013      0.02%
            2012      0.00%
            2011      0.32%
            2010      2.08%
            2009      0.00%
ABVPSF GROWTH AND INCOME CLASS B
            2013      1.17%
            2012      1.32%
            2011      1.11%
            2010      0.00%
            2009      3.58%
ABVPSF INTERNATIONAL VALUE CLASS B
            2013      2.15%
            2012      1.36%
            2011      4.02%
            2010      2.78%
            2009      1.12%
ABVPSF LARGE CAP GROWTH CLASS B
            2013      0.00%
            2012      0.03%
            2011      0.09%
            2010      0.26%
            2009      0.00%
ABVPSF SMALL/MID CAP VALUE CLASS B
            2013      0.46%
            2012      0.29%
            2011      0.28%
            2010      0.27%
            2009      0.77%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
            2013      0.49%
            2012      2.39%
            2011      4.05%
            2010      1.65%
            2009      1.73%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2013      1.22%
            2012      0.84%
            2011      1.30%
            2010      1.51%
            2009      1.46%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2013      0.87%
            2012      1.33%
            2011      1.30%
            2010      1.66%
            2009      0.30%
AMERICAN FUNDS GROWTH CLASS 2
            2013      0.91%
            2012      0.77%
            2011      0.58%
            2010      0.73%
            2009      0.65%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2013                     0.65%      3.15%     $ 13.13    $ 23.89    4,098,387  $   75,688,415     29.36%    32.64%
            2012                     0.65%      3.15%       10.11      18.19    4,789,325      67,763,467     13.95%    16.72%
            2011                     0.65%      3.05%        9.00      15.73    5,583,881      69,009,673     -4.59%    -2.47%
            2010                     0.65%      2.85%        9.25      16.28    6,432,388      83,560,147      8.29%    10.70%
            2009                     0.65%      2.85%        8.38      14.85    6,408,583      76,909,875     27.55%    30.39%
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2013                     0.65%      3.05%       11.37      27.93    1,768,504      35,196,795     17.98%    20.85%
            2012                     0.65%      3.05%        9.64      23.34    2,014,810      34,001,937     14.37%    17.14%
            2011                     0.65%      3.05%        9.16      20.11    2,328,671      34,308,332    -16.39%   -14.61%
            2010                     0.75%      2.85%       10.75      23.75    2,478,687      44,063,816      4.27%     6.27%
            2009                     0.90%      2.80%       10.11      22.51    2,522,984      43,087,776     39.12%    41.80%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
            2013                     0.65%      2.95%       12.15      15.09    4,032,256      57,752,118     11.09%    13.67%
            2012                     0.65%      2.95%       10.93      13.28    4,188,108      53,306,946      6.77%     9.25%
            2011                     0.65%      2.95%       11.47      12.12    3,002,359      35,368,810     -6.35%    -4.36%
            2010                     0.75%      2.85%       12.31      12.64    1,106,687      13,806,109      7.00%     8.78%
            2009         7/14/09     0.90%      2.55%       11.50      11.62      166,801       1,928,875      0.14%    14.29%
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
            2013                     0.65%      2.95%       10.22      16.25    3,899,835      58,071,063     -4.29%    -2.06%
            2012                     0.65%      3.00%       10.68      16.70    3,536,938      54,548,785      3.77%     6.18%
            2011                     0.65%      2.95%       10.89      15.82    3,337,234      49,236,875      3.17%     5.46%
            2010                     0.65%      2.85%       12.70      15.09    3,102,682      44,404,564      4.84%     7.06%
            2009                     0.75%      2.85%       12.11      14.16    2,234,856      30,370,661     23.10%    25.71%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
            2013                     0.75%      3.00%       10.29      37.92    1,002,371      19,406,908      6.67%     9.04%
            2012                     0.75%      2.95%       10.13      35.09    1,055,486      18,929,903     10.87%    13.33%
            2011                     0.75%      2.95%        9.04      31.24    1,039,810      16,687,302    -22.21%   -20.60%
            2010                     0.75%      2.80%       11.80      39.71      836,850      17,597,531     14.95%    17.33%
            2009                     0.75%      2.80%       10.10      34.15      796,327      14,713,375     72.77%    76.34%
DELAWARE VIP HIGH YIELD STANDARD CLASS
            2013                     1.40%      2.35%       16.76      22.28       37,992         826,165      6.68%     7.70%
            2012                     1.40%      2.35%       15.95      20.69       35,930         723,989     15.32%    16.19%
            2011                     1.40%      2.15%       13.83      17.81       36,910         654,742      0.20%     0.96%
            2010                     1.40%      2.15%       13.80      17.64       37,087         651,513     12.87%    13.72%
            2009                     1.40%      2.15%       12.23      15.51       42,659         659,241     45.81%    46.90%
DELAWARE VIP HIGH YIELD SERVICE CLASS
            2013                     0.75%      2.90%       12.71      27.43      620,578      13,186,809      5.86%     8.16%
            2012                     0.75%      2.90%       12.01      25.58      691,486      13,827,142     14.00%    16.48%
            2011                     0.75%      2.90%       13.07      22.15      835,834      14,546,042     -0.50%     1.56%
            2010                     0.75%      2.80%       12.99      21.99      942,467      16,394,024     11.74%    14.05%
            2009                     0.75%      2.80%       11.46      19.45      892,462      14,029,082     44.98%    47.54%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
            2013                     0.65%      3.15%        9.37      12.11    2,717,810      30,854,743     -4.39%    -1.97%
            2012                     0.65%      3.15%       10.52      12.35    2,055,629      24,029,694     -0.36%     1.86%
            2011                     0.65%      2.85%       10.34      12.13    1,834,871      21,274,247     -0.32%     1.89%
            2010                     0.65%      2.85%       10.87      11.90    1,133,102      13,156,486      1.42%     3.62%
            2009                     0.65%      2.80%       11.14      11.49      526,246       5,958,645     10.40%    11.88%
DELAWARE VIP REIT STANDARD CLASS
            2013                     1.40%      2.15%       13.46      32.16       22,644         720,354     -0.03%     0.72%
            2012                     1.40%      2.15%       13.46      31.93       24,486         773,381     14.45%    15.32%
            2011                     1.40%      2.15%       11.76      27.69       27,514         753,942      8.60%     9.42%
            2010                     1.40%      2.15%       10.83      25.31       31,541         790,420     24.29%    25.22%
            2009                     1.40%      2.15%        8.72      20.21       39,856         798,797     20.68%    21.60%
DELAWARE VIP REIT SERVICE CLASS
            2013                     0.75%      2.90%       10.66      28.62      616,526      11,839,293     -0.99%     1.11%
            2012                     0.80%      2.90%       10.62      28.48      582,359      11,894,019     13.33%    15.68%
            2011                     0.80%      2.85%       11.15      24.77      613,499      11,310,658      7.67%     9.25%
            2010                     1.25%      2.70%       10.31      22.12      583,548      10,340,763     23.30%    25.04%
            2009                     1.25%      2.65%        8.33      17.76      609,191       8,788,159     20.01%    21.71%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2013      1.32%
            2012      1.55%
            2011      1.48%
            2010      1.55%
            2009      1.56%
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2013      1.32%
            2012      1.41%
            2011      1.70%
            2010      2.05%
            2009      1.54%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
            2013      1.05%
            2012      1.63%
            2011      3.46%
            2010      2.17%
            2009      2.55%
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
            2013      2.13%
            2012      2.97%
            2011      3.86%
            2010      3.98%
            2009      5.50%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
            2013      1.50%
            2012      0.75%
            2011      1.57%
            2010      0.60%
            2009      0.89%
DELAWARE VIP HIGH YIELD STANDARD CLASS
            2013      6.82%
            2012      8.61%
            2011      8.35%
            2010      7.83%
            2009      7.84%
DELAWARE VIP HIGH YIELD SERVICE CLASS
            2013      7.20%
            2012      8.70%
            2011      8.12%
            2010      7.47%
            2009      7.20%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
            2013      1.27%
            2012      1.43%
            2011      1.60%
            2010      2.03%
            2009      3.37%
DELAWARE VIP REIT STANDARD CLASS
            2013      1.56%
            2012      1.59%
            2011      1.54%
            2010      2.78%
            2009      4.80%
DELAWARE VIP REIT SERVICE CLASS
            2013      1.31%
            2012      1.32%
            2011      1.31%
            2010      2.68%
            2009      4.37%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
            2013                     1.40%      2.15%     $ 18.02    $ 38.30       23,229  $      878,504     30.67%    31.65%
            2012                     1.40%      2.15%       13.79      29.09       24,902         715,276     11.48%    12.32%
            2011                     1.40%      2.15%       12.37      25.90       30,435         779,490     -3.43%    -2.70%
            2010                     1.40%      2.15%       12.81      26.62       34,047         896,644     29.46%    30.43%
            2009                     1.40%      2.15%        9.90      20.41       46,578         934,628     29.02%    30.00%
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
            2013                     0.65%      2.95%       15.40      36.80      863,284      21,424,576     29.30%    32.18%
            2012                     0.75%      2.95%       11.89      28.09      989,770      19,164,473     10.39%    12.79%
            2011                     0.75%      2.90%       11.28      25.13    1,030,517      18,291,497     -4.36%    -2.33%
            2010                     0.75%      2.85%       11.62      25.96      938,813      18,102,120     28.28%    30.93%
            2009                     0.75%      2.80%        8.93      20.01      931,387      14,527,468     27.93%    30.58%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
            2013                     1.40%      1.40%       19.24      19.24       26,133         502,756     39.36%    39.36%
            2012                     1.40%      2.35%       13.80      13.80       27,957         386,945      9.48%     9.48%
            2011                     1.40%      1.40%       12.61      12.61       32,387         408,382      6.63%     6.63%
            2010         10/8/10     1.40%      1.40%       11.83      11.83       41,057         485,534     13.41%    13.41%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
            2013                     0.65%      3.00%       15.08      33.09      438,489      10,565,335     36.95%    39.50%
            2012                     1.05%      2.90%       10.87      23.85      483,625       8,149,892      7.65%     9.44%
            2011                     0.80%      2.95%        9.98      21.89      369,561       5,919,176      4.92%     6.66%
            2010         10/8/10     1.15%      2.80%        9.41      20.62      414,054       6,424,434     12.98%    13.40%
DELAWARE VIP TREND STANDARD CLASS
            2009                     1.40%      2.15%        8.75      10.11       56,266         492,868     51.43%    52.58%
DELAWARE VIP TREND SERVICE CLASS
            2009                     1.15%      2.80%        7.00      15.33      344,720       3,989,233     50.56%    52.63%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
            2013                     0.65%      2.90%       15.06      22.12      320,730       5,670,605     30.60%    33.57%
            2012                     0.65%      2.90%       11.51      16.72      392,592       5,217,313     12.64%    15.20%
            2011                     0.65%      2.95%       10.48      14.65      303,313       3,581,425      5.01%     6.81%
            2010                     0.65%      2.35%        9.97      13.85      208,823       2,445,380     10.90%    12.84%
            2009                     0.65%      2.45%        8.97      12.39      176,677       1,955,508     39.48%    41.86%
DELAWARE VIP VALUE STANDARD CLASS
            2013                     1.40%      2.35%       21.16      21.16        5,414         110,877     31.84%    31.84%
            2012                     1.40%      1.40%       16.05      16.05        9,134         146,636     13.14%    13.14%
            2011                     1.40%      1.40%       14.19      14.19       14,451         205,051      8.01%     8.01%
            2010                     1.40%      1.40%       13.14      13.14       14,051         184,583     14.02%    14.02%
            2009                     1.40%      2.15%        9.00      11.52       23,001         263,719     15.45%    16.32%
DELAWARE VIP VALUE SERVICE CLASS
            2013                     0.75%      2.95%       13.35      25.11      555,826      10,809,131     29.50%    32.31%
            2012                     0.80%      2.95%       11.39      19.13      592,198       8,892,453     11.11%    13.52%
            2011                     0.80%      2.95%       10.07      16.98      611,529       8,361,391      6.24%     8.01%
            2010                     1.15%      2.80%        9.32      15.80      592,966       7,602,371     12.14%    14.01%
            2009                     1.15%      2.80%        8.18      13.92      609,144       6,955,676     14.91%    16.31%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
            2013                     0.80%      2.95%       10.50      13.17      237,298       3,044,746     -2.18%    -0.40%
            2012                     1.15%      2.95%       10.73      13.17      220,010       2,841,818      6.18%     8.01%
            2011                     1.25%      2.95%       11.71      12.20      166,944       2,001,584     -5.79%    -4.32%
            2010                     1.25%      2.80%       12.67      12.75      303,424       3,839,499     10.31%    10.76%
            2009          9/2/09     1.25%      1.65%       11.48      11.51        4,328          49,770      1.77%     7.04%
DWS EQUITY 500 INDEX VIP CLASS A
            2013                     1.25%      2.35%       12.64      22.40       95,662       1,836,928     28.86%    30.29%
            2012                     1.25%      2.60%        9.74      17.25      144,606       1,994,170     12.73%    14.26%
            2011                     1.25%      2.60%        8.56      15.15      180,809       2,159,617     -0.53%     0.57%
            2010                     1.25%      2.35%        8.54      15.12      200,440       2,341,674     12.04%    13.28%
            2009                     1.25%      2.35%        7.57      13.39      296,615       2,899,686     23.39%    24.76%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
            2013      0.70%
            2012      0.61%
            2011      0.51%
            2010      0.64%
            2009      1.00%
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
            2013      0.52%
            2012      0.35%
            2011      0.28%
            2010      0.46%
            2009      0.67%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
            2013      0.02%
            2012      0.24%
            2011      0.98%
            2010      0.00%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
            2013      0.00%
            2012      0.01%
            2011      0.80%
            2010      0.00%
DELAWARE VIP TREND STANDARD CLASS
            2009      0.00%
DELAWARE VIP TREND SERVICE CLASS
            2009      0.00%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
            2013      0.12%
            2012      0.00%
            2011      0.05%
            2010      0.00%
            2009      0.00%
DELAWARE VIP VALUE STANDARD CLASS
            2013      1.93%
            2012      2.21%
            2011      2.00%
            2010      2.87%
            2009      2.86%
DELAWARE VIP VALUE SERVICE CLASS
            2013      1.57%
            2012      2.08%
            2011      1.67%
            2010      2.22%
            2009      2.93%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
            2013      1.49%
            2012      3.14%
            2011      1.48%
            2010      0.41%
            2009      0.00%
DWS EQUITY 500 INDEX VIP CLASS A
            2013      2.07%
            2012      1.85%
            2011      1.70%
            2010      1.98%
            2009      2.91%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DWS EQUITY 500 INDEX VIP CLASS B
            2013                     0.00%      0.00%     $    --    $    --           --  $           --      0.00%     0.00%
            2012                     1.25%      2.75%       10.26      15.77      142,803       2,055,418     12.29%    13.99%
            2011                     1.25%      2.75%        9.89      13.84      191,715       2,459,260     -1.01%     0.24%
            2010                     1.25%      2.50%        9.96      13.83      238,458       3,086,837     11.69%    13.09%
            2009                     1.25%      2.50%        8.90      12.24      293,217       3,362,104     22.92%    24.46%
DWS SMALL CAP INDEX VIP CLASS A
            2013                     1.25%      2.35%       16.65      31.24       16,731         477,482     35.40%    36.92%
            2012                     1.25%      2.35%       12.30      22.90       22,473         471,052     13.56%    14.81%
            2011                     1.25%      2.35%       10.83      20.02       30,046         553,928     -6.64%    -5.60%
            2010                     1.25%      2.35%       11.60      21.28       30,668         592,306     23.47%    24.82%
            2009                     1.25%      2.35%        9.39      17.11       43,175         663,838     23.64%    25.00%
DWS SMALL CAP INDEX VIP CLASS B
            2013                     0.00%      0.00%          --         --           --              --      0.00%     0.00%
            2012                     1.25%      2.55%       11.88      19.44       80,565       1,370,785     12.96%    14.44%
            2011                     1.25%      2.55%       10.52      17.00       97,646       1,468,329     -6.98%    -5.76%
            2010                     1.25%      2.55%       11.79      18.06      119,903       1,946,989     23.43%    24.54%
            2009                     1.25%      2.15%        9.52      14.52      145,827       1,868,669     23.58%    24.70%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
            2013                     0.65%      3.05%       13.83      25.54    2,413,992      48,323,888     27.02%    30.10%
            2012                     0.65%      3.05%       11.27      19.75    2,735,039      42,635,414     12.66%    15.39%
            2011                     0.65%      3.05%        9.95      17.22    2,896,162      39,661,867     -5.52%    -3.41%
            2010                     0.65%      2.85%       10.32      17.94    2,771,410      40,250,191     13.64%    16.17%
            2009                     0.65%      2.85%        8.91      15.59    2,662,898      34,236,601     31.66%    34.60%
FIDELITY VIP EQUITY-INCOME INITIAL CLASS
            2012                     1.40%      1.40%       13.78      13.78       36,795         507,118     15.68%    15.68%
            2011                     1.40%      2.35%        9.76      11.91       46,745         555,101     -1.38%    -0.43%
            2010                     1.40%      2.35%        9.90      11.97       49,458         589,945     12.48%    13.55%
            2009                     1.40%      2.35%        8.80      10.54       62,920         661,398     27.18%    28.40%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
            2012                     1.25%      2.80%       10.51      17.12      107,592       1,694,468     13.82%    15.60%
            2011                     1.25%      2.80%        9.21      14.86      122,060       1,677,157     -1.83%    -0.60%
            2010                     1.25%      2.50%        9.38      15.00      147,513       2,043,346     12.08%    13.49%
            2009                     1.25%      2.50%        8.66      13.27      179,710       2,192,506     26.74%    28.27%
FIDELITY VIP GROWTH INITIAL CLASS
            2013                     1.40%      1.40%       11.70      11.70       18,433         215,636     34.44%    34.44%
            2012                     1.40%      1.40%        8.70       8.70       19,404         168,843     13.10%    13.10%
            2011                     1.40%      1.40%        7.69       7.69       25,067         192,865     -1.19%    -1.19%
            2010                     1.40%      1.40%        7.79       7.79       27,910         217,326     22.45%    22.45%
            2009                     1.40%      2.15%        6.36       8.95       35,005         223,539     25.56%    26.50%
FIDELITY VIP GROWTH SERVICE CLASS 2
            2013                     0.75%      2.90%        9.74      21.82      455,627       7,020,458     32.11%    34.98%
            2012                     0.75%      2.90%        7.28      16.30      363,473       4,484,156     11.36%    13.54%
            2011                     0.75%      2.70%        6.47      14.48      305,798       3,317,526     -2.55%    -0.78%
            2010                     0.75%      2.55%        6.58      14.72      274,884       3,089,942     20.87%    22.93%
            2009                     0.75%      2.45%        5.40      12.07      263,703       2,462,291     25.12%    26.51%
FIDELITY VIP MID CAP SERVICE CLASS 2
            2013                     0.65%      3.05%       13.04      20.47    1,842,450      36,101,128     31.80%    34.99%
            2012                     0.65%      3.05%        9.89      15.26    1,943,130      28,477,247     11.12%    13.82%
            2011                     0.65%      3.05%       10.80      13.49    1,793,158      23,363,282    -13.32%   -11.43%
            2010                     0.65%      2.80%       12.22      15.32    1,492,380      22,285,551     25.02%    27.61%
            2009                     0.75%      2.80%        9.59      12.06    1,489,715      17,620,587     35.89%    38.70%
FIDELITY VIP OVERSEAS INITIAL CLASS
            2012                     1.40%      1.40%       10.68      10.68        7,260          77,573     19.07%    19.07%
            2011                     1.40%      1.40%        8.97       8.97        8,754          78,555    -18.32%   -18.32%
            2010                     1.40%      1.40%       10.99      10.99        9,204         101,129     11.55%    11.55%
            2009                     1.40%      1.40%        9.85       9.85       10,064          99,119     24.77%    24.77%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DWS EQUITY 500 INDEX VIP CLASS B
            2013      1.59%
            2012      1.57%
            2011      1.47%
            2010      1.71%
            2009      2.68%
DWS SMALL CAP INDEX VIP CLASS A
            2013      1.74%
            2012      0.99%
            2011      0.90%
            2010      0.97%
            2009      1.87%
DWS SMALL CAP INDEX VIP CLASS B
            2013      1.48%
            2012      0.64%
            2011      0.61%
            2010      0.64%
            2009      1.63%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
            2013      0.81%
            2012      1.11%
            2011      0.81%
            2010      1.05%
            2009      1.20%
FIDELITY VIP EQUITY-INCOME INITIAL CLASS
            2012      3.01%
            2011      2.49%
            2010      1.65%
            2009      2.23%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
            2012      2.78%
            2011      2.10%
            2010      1.54%
            2009      2.00%
FIDELITY VIP GROWTH INITIAL CLASS
            2013      0.29%
            2012      0.49%
            2011      0.35%
            2010      0.26%
            2009      0.44%
FIDELITY VIP GROWTH SERVICE CLASS 2
            2013      0.05%
            2012      0.40%
            2011      0.14%
            2010      0.03%
            2009      0.20%
FIDELITY VIP MID CAP SERVICE CLASS 2
            2013      0.28%
            2012      0.40%
            2011      0.02%
            2010      0.13%
            2009      0.49%
FIDELITY VIP OVERSEAS INITIAL CLASS
            2012      1.92%
            2011      1.36%
            2010      1.39%
            2009      1.91%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS SERVICE CLASS 2
            2012                     1.15%      2.60%     $  9.31    $ 18.72      226,595  $    3,389,951     17.29%    19.00%
            2011                     1.15%      2.60%        7.86      15.75      256,401       3,216,234    -19.38%   -18.29%
            2010                     1.15%      2.50%        9.67      19.36      258,604       4,156,534     10.05%    11.54%
            2009                     1.15%      2.50%        8.71      17.43      294,153       4,350,399     23.16%    24.78%
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
            2013                     0.65%      3.15%       12.16      16.44    2,023,784      29,468,648     10.41%    13.20%
            2012                     0.65%      3.15%       12.08      14.86    2,061,739      26,804,173      9.38%    11.92%
            2011                     0.65%      2.95%       11.03      12.07    2,116,041      24,843,072     -0.49%     1.72%
            2010                     0.65%      2.85%       10.97      11.93    2,212,406      25,815,263      9.51%    11.95%
            2009                     0.65%      2.85%        9.82      10.72    2,120,385      22,357,290     31.79%    34.58%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
            2012                     0.65%      2.95%        8.59      21.19      462,448       6,820,932      7.79%    10.14%
            2011                     0.65%      2.80%        7.88      19.42      567,271       7,748,218     -7.46%    -5.45%
            2010                     0.65%      2.80%        8.42      20.74      629,793       9,300,368     24.10%    26.80%
            2009                     0.65%      2.80%        6.70      16.51      680,642       7,975,242     39.61%    42.66%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
            2013                     0.65%      2.95%       11.85      17.25    1,673,204      22,234,982     24.53%    27.43%
            2012                     0.65%      2.95%        9.50      12.03    1,927,560      20,275,509     10.98%    13.50%
            2011                     0.65%      2.95%        8.78      10.61    2,052,964      19,162,940     -3.78%    -1.68%
            2010                     0.65%      2.80%        9.02       9.80    1,887,560      18,048,001      8.13%    10.47%
            2009                     0.65%      2.80%        8.19       8.93    1,674,952      14,663,495     22.57%    25.23%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
            2013                     0.65%      3.00%       11.01      18.74      628,352      11,218,740     -1.33%     0.97%
            2012                     0.65%      2.95%       12.95      18.68      722,341      12,980,353     11.72%    14.32%
            2011                     0.65%      2.95%       14.84      16.43      931,664      14,854,367     -3.61%    -1.51%
            2010                     0.65%      2.80%       15.40      16.79    1,042,826      17,080,105     11.29%    13.71%
            2009                     0.65%      2.80%       13.84      14.85    1,148,034      16,699,762     15.41%    17.90%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
            2013                     1.25%      2.75%       11.16      22.12      192,736       3,489,164     27.26%    29.20%
            2012                     1.25%      2.75%        8.77      17.18      243,987       3,433,882     17.77%    19.56%
            2011                     1.25%      2.75%        8.70      14.42      326,845       3,889,903     -9.32%    -8.13%
            2010                     1.25%      2.55%        9.59      15.75      388,040       5,102,032      4.70%     6.06%
            2009                     1.25%      2.55%        9.16      14.90      445,634       5,522,806     27.80%    29.47%
GOLDMAN SACHS VIT LARGE CAP VALUE SERVICE CLASS
            2013                     0.65%      2.45%       15.66      19.27       93,563       1,687,114     30.04%    32.07%
            2012                     0.65%      2.20%       11.87      14.59      110,212       1,512,678     16.24%    18.05%
            2011                     0.65%      2.20%       10.07      12.36      125,830       1,468,542     -9.29%    -7.87%
            2010                     0.65%      2.20%       13.13      13.39       64,486         857,331      9.08%    10.06%
            2009         5/19/09     0.75%      1.65%       12.04      12.16        9,804         119,035      0.99%    21.16%
HUNTINGTON VA BALANCED
            2013                     1.40%      1.40%       11.89      11.89          427           5,093     13.56%    13.56%
            2012          1/9/12     1.40%      1.40%       10.47      10.47          455           4,778      7.07%     7.07%
HUNTINGTON VA DIVIDEND CAPTURE
            2013                     1.40%      1.40%       12.77      12.77        3,661          46,736     18.30%    18.30%
            2012         1/23/12     1.40%      1.40%       10.79      10.79        3,879          41,864      5.81%     5.81%
INVESCO V.I. AMERICAN FRANCHISE SERIES I
            2013                     1.40%      2.60%        5.79      16.05       22,782         170,235     36.54%    38.19%
            2012         4/27/12     1.40%      2.60%        4.20      11.70       24,460         133,782     -4.20%    -3.42%
INVESCO V.I. AMERICAN FRANCHISE SERIES II
            2013                     1.40%      1.70%       12.97      13.46        1,866          24,296     37.45%    37.87%
            2012         4/27/12     1.40%      1.70%        9.44      13.09        5,736          59,052     -3.80%    -3.60%
INVESCO V.I. CAPITAL APPRECIATION SERIES I
            2011                     1.40%      2.60%        3.79      10.61       27,990         137,286     -9.83%    -9.19%
            2010                     1.40%      2.10%        4.19       4.86       36,269         177,636     13.60%    13.88%
            2009                     1.40%      1.65%        3.69       4.27       44,985         179,686     19.10%    19.40%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS SERVICE CLASS 2
            2012      1.66%
            2011      1.00%
            2010      1.14%
            2009      1.92%
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
            2013      6.21%
            2012      6.74%
            2011      5.75%
            2010      6.44%
            2009      8.12%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.00%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
            2013      2.06%
            2012      2.05%
            2011      2.40%
            2010      1.63%
            2009      1.97%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
            2013      4.79%
            2012      6.49%
            2011      5.64%
            2010      1.40%
            2009     14.48%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
            2013      2.68%
            2012      2.08%
            2011      1.34%
            2010      1.36%
            2009      3.19%
GOLDMAN SACHS VIT LARGE CAP VALUE SERVICE CLASS
            2013      0.93%
            2012      1.10%
            2011      1.31%
            2010      1.30%
            2009      4.21%
HUNTINGTON VA BALANCED
            2013      1.96%
            2012      1.65%
HUNTINGTON VA DIVIDEND CAPTURE
            2013      3.06%
            2012      4.95%
INVESCO V.I. AMERICAN FRANCHISE SERIES I
            2013      0.43%
            2012      0.00%
INVESCO V.I. AMERICAN FRANCHISE SERIES II
            2013      0.16%
            2012      0.00%
INVESCO V.I. CAPITAL APPRECIATION SERIES I
            2011      0.15%
            2010      0.78%
            2009      0.62%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION SERIES II
            2011                     1.40%      1.70%     $  8.55    $ 11.85        6,580  $       60,748     -9.66%    -9.39%
            2010                     1.40%      1.70%        9.47      13.11        6,814          69,484     13.27%    13.61%
            2009                     1.25%      1.70%        8.36      11.56        9,168          86,254     18.69%    19.22%
INVESCO V.I. CORE EQUITY SERIES I
            2013                     1.40%      1.65%       10.50      11.47       19,672         222,136     27.14%    27.45%
            2012                     1.40%      1.65%        8.26       9.00       25,187         224,007     12.02%    12.30%
            2011                     1.40%      1.65%        7.38       8.02       48,973         382,029     -1.70%    -1.45%
            2010                     1.40%      1.65%        7.50       8.13       52,914         419,992      7.76%     8.03%
            2009                     1.40%      2.15%        6.96      10.76       72,234         533,456     25.57%    26.51%
INVESCO V.I. CORE EQUITY SERIES II
            2013                     1.40%      1.40%       16.29      16.29           99           1,608     27.15%    27.15%
            2012                     1.40%      1.60%       12.81      16.78          731          10,565     11.82%    12.04%
            2011                     1.40%      1.60%       11.43      15.01          629           8,279     -1.88%    -1.68%
            2010                     1.40%      1.60%       11.63      15.30          666           9,230      7.53%     7.74%
            2009                     1.40%      1.60%       10.79      14.23        1,430          16,483     25.96%    26.21%
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
            2013                     1.40%      1.40%       15.64      15.64        5,363          83,862     17.36%    17.36%
            2012                     1.40%      1.40%       13.33      13.33        8,988         119,769     13.93%    13.93%
            2011                     1.40%      1.40%       11.70      11.70        9,374         109,643     -8.04%    -8.04%
            2010                     1.40%      1.40%       12.72      12.72        9,649         122,723     11.30%    11.30%
            2009                     1.40%      1.40%       11.43      11.43       10,020         114,506     33.36%    33.36%
INVESCO V.I. INTERNATIONAL GROWTH SERIES II
            2013                     1.40%      1.65%       23.78      27.83        2,433          60,278     16.78%    17.07%
            2012                     1.40%      1.70%       19.63      23.82        2,935          61,999     13.32%    13.66%
            2011                     1.40%      1.70%       17.32      21.00       10,202         199,478     -8.56%    -8.29%
            2010                     1.40%      1.70%       18.95      22.94       10,304         219,863     10.71%    11.04%
            2009                     1.40%      1.70%       17.11      20.70       10,720         205,627     32.63%    33.04%
JANUS ASPEN BALANCED SERVICE CLASS
            2013                     1.35%      1.70%       20.53      21.52       42,585         894,479     17.78%    18.20%
            2012                     1.35%      1.70%       17.43      18.26       37,595         668,214     11.46%    11.86%
            2011                     1.35%      1.70%       15.64      16.36       39,014         622,262     -0.35%    -0.01%
            2010                     1.35%      1.70%       15.70      16.40       40,823         653,622      6.30%     6.67%
            2009                     1.35%      1.70%       14.77      15.42       49,333         742,768     23.47%    23.90%
JANUS ASPEN ENTERPRISE SERVICE CLASS
            2013                     1.25%      1.70%       25.87      33.28       16,497         496,809     29.81%    30.40%
            2012                     1.25%      1.70%       19.93      25.61       18,234         419,296     15.02%    15.54%
            2011                     1.25%      1.70%       17.32      22.25       27,036         542,131     -3.31%    -2.87%
            2010                     1.25%      1.70%       17.92      22.99       31,864         663,530     23.41%    23.96%
            2009                     1.25%      1.70%       14.52      18.61       46,217         765,293     42.01%    42.65%
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
            2013                     1.40%      1.50%       14.72      17.31          757          12,648     26.17%    26.32%
            2012                     1.40%      1.50%       11.66      13.72          723           9,644     18.08%    18.19%
            2011                     1.40%      1.60%        9.86      11.85          984          11,247    -15.36%   -15.18%
            2010                     1.40%      1.60%       13.71      14.00        1,495          20,304     13.69%    13.86%
            2009                     1.45%      1.60%       12.05      12.31        1,419          17,207     35.23%    35.43%
LVIP AMERICAN GLOBAL GROWTH SERVICE CLASS II
            2013                     1.25%      2.75%       15.31      17.01      172,937       2,898,684     25.20%    27.09%
            2012                     1.25%      2.75%       12.22      13.38      152,239       2,014,038     18.86%    20.59%
            2011                     1.25%      2.70%       10.99      11.09      127,945       1,409,213    -10.97%   -10.43%
            2010        11/29/10     1.30%      1.90%       12.34      12.38       10,447         129,265      1.13%     5.76%
LVIP AMERICAN GLOBAL SMALL CAPITALIZATION SERVICE CLASS II
            2013                     1.15%      2.95%       14.04      14.95      187,872       2,763,850     24.07%    26.33%
            2012                     1.15%      2.95%       11.39      11.84      216,047       2,527,942     14.62%    16.40%
            2011                     1.15%      2.70%       10.06      10.15      138,964       1,404,041    -21.00%   -20.52%
            2010        11/23/10     1.30%      1.90%       12.73      12.77        5,921          75,551      1.82%     5.45%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION SERIES II
            2011      0.00%
            2010      0.54%
            2009      0.28%
INVESCO V.I. CORE EQUITY SERIES I
            2013      1.29%
            2012      0.81%
            2011      0.95%
            2010      0.94%
            2009      1.73%
INVESCO V.I. CORE EQUITY SERIES II
            2013      0.93%
            2012      0.92%
            2011      0.83%
            2010      0.45%
            2009      0.94%
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
            2013      1.31%
            2012      1.48%
            2011      1.54%
            2010      2.33%
            2009      1.21%
INVESCO V.I. INTERNATIONAL GROWTH SERIES II
            2013      1.06%
            2012      0.71%
            2011      1.16%
            2010      1.81%
            2009      1.41%
JANUS ASPEN BALANCED SERVICE CLASS
            2013      1.34%
            2012      2.53%
            2011      2.16%
            2010      2.46%
            2009      2.53%
JANUS ASPEN ENTERPRISE SERVICE CLASS
            2013      0.37%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.00%
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
            2013      1.24%
            2012      0.78%
            2011      0.44%
            2010      0.46%
            2009      1.21%
LVIP AMERICAN GLOBAL GROWTH SERVICE CLASS II
            2013      0.93%
            2012      0.99%
            2011      0.09%
            2010      0.00%
LVIP AMERICAN GLOBAL SMALL CAPITALIZATION SERVICE CLASS II
            2013      0.22%
            2012      1.04%
            2011      0.90%
            2010      0.00%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN GROWTH SERVICE CLASS II
            2013                     1.25%      2.95%     $ 15.97    $ 17.48      612,680  $   10,509,554     25.89%    28.05%
            2012                     1.25%      2.95%       12.68      13.65      569,028       7,657,989     14.04%    15.99%
            2011                     1.25%      2.95%       11.65      11.76      331,443       3,874,337     -6.47%    -5.91%
            2010        11/19/10     1.30%      1.90%       12.46      12.50       31,890         397,998      1.80%     6.38%
LVIP AMERICAN GROWTH-INCOME SERVICE CLASS II
            2013                     1.15%      2.95%       16.16      17.86      553,749       9,708,284     29.16%    31.37%
            2012                     1.25%      2.95%       12.50      13.60      562,218       7,534,156     13.64%    15.59%
            2011                     1.25%      2.95%       11.65      11.76      323,320       3,771,189     -4.07%    -3.50%
            2010        11/22/10     1.30%      1.90%       12.14      12.18       30,537         371,435      0.85%     4.53%
LVIP AMERICAN INTERNATIONAL SERVICE CLASS II
            2013                     1.15%      2.95%       12.59      14.47      425,647       6,030,101     17.63%    19.77%
            2012                     1.15%      2.95%       10.70      12.05      369,188       4,395,794     14.10%    16.00%
            2011                     1.25%      2.90%       10.29      10.38      269,042       2,773,266    -15.94%   -15.43%
            2010         12/2/10     1.30%      1.90%       12.24      12.27       10,767         132,078      1.02%     1.95%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
            2013                     0.75%      3.00%       16.37      23.81      681,270      12,168,517     36.00%    39.02%
            2012                     0.75%      2.95%       12.02      17.51      700,349       9,051,967     14.81%    17.36%
            2011                     0.75%      2.95%       10.49      11.44      714,612       7,950,911      1.15%     3.25%
            2010                     0.75%      2.80%       10.37      11.14      672,638       7,321,779     22.90%    25.44%
            2009                     0.75%      2.80%        8.50       8.92      595,873       5,229,059     34.84%    37.28%
LVIP BLACKROCK EMERGING MARKETS RPM SERVICE CLASS
            2013                     0.65%      2.95%        9.87       9.97      539,760       5,355,254     -9.90%    -9.27%
            2012        10/22/12     1.25%      1.95%       10.96      10.99       12,282         134,782      2.45%     8.80%
LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
            2013                     0.65%      3.20%       10.88      17.16    1,314,429      16,643,886     14.49%    17.04%
            2012                     0.75%      2.95%        9.97      14.98      235,730       2,562,320     13.30%    15.82%
            2011                     0.75%      2.95%        8.79       9.73      149,732       1,417,960     -5.50%    -3.54%
            2010                     0.75%      2.80%        9.30      10.14      127,314       1,255,952     14.39%    16.30%
            2009                     1.15%      2.80%        8.14       8.73      153,112       1,307,180     20.01%    21.58%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM SERVICE CLASS
            2013         5/21/13     0.65%      2.95%       10.32      10.47    1,663,764      17,326,637      1.52%     7.64%
LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
            2013                     0.59%      2.99%        9.76      10.77    4,339,205      45,202,832    -11.32%    -9.30%
            2012                     0.80%      3.05%       11.01      11.87    1,861,065      21,594,482      3.05%     5.40%
            2011                     0.80%      3.05%       10.94      11.17    1,085,655      12,052,355      9.01%    10.43%
            2010        11/18/10     1.30%      2.60%       10.04      10.12      114,500       1,156,079     -2.28%     1.08%
LVIP CAPITAL GROWTH SERVICE CLASS
            2013                     0.65%      2.95%       12.38      16.65      228,616       3,268,512     32.17%    34.79%
            2012                     0.65%      2.60%        9.36      12.37      275,180       2,885,053     15.71%    18.00%
            2011                     0.65%      2.60%        8.11      10.50      255,031       2,256,322    -11.53%    -9.83%
            2010                     0.65%      2.55%        9.17       9.82      182,917       1,759,064     15.68%    17.92%
            2009                     0.65%      2.70%        7.95       8.31      108,531         886,634     31.27%    33.52%
LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
            2013                     0.65%      2.95%        7.53      16.89      857,804       7,000,258      0.05%     2.22%
            2012                     0.80%      2.95%        7.52      16.89      830,354       6,683,552     20.78%    23.40%
            2011                     0.80%      2.95%        6.22       6.79      866,351       5,694,866    -11.42%    -9.71%
            2010                     0.90%      2.80%        7.02       7.52      730,226       5,337,719     14.42%    16.61%
            2009                     0.90%      2.80%        6.17       6.40      647,497       4,093,020     33.96%    35.92%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
            2013                     0.65%      3.20%       10.64      18.14      782,239       9,021,083     20.90%    23.10%
            2012                     1.15%      2.95%        8.77      15.00      213,107       1,988,901      3.12%     5.00%
            2011                     1.15%      2.95%        8.49       9.18      203,299       1,816,660    -10.42%    -8.88%
            2010                     1.15%      2.85%        9.50      10.08      150,691       1,480,721     23.43%    25.49%
            2009                     1.15%      2.80%        7.80       8.03      135,348       1,065,818     45.19%    46.36%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN GROWTH SERVICE CLASS II
            2013      0.62%
            2012      0.24%
            2011      0.06%
            2010      0.00%
LVIP AMERICAN GROWTH-INCOME SERVICE CLASS II
            2013      1.05%
            2012      1.29%
            2011      0.12%
            2010      0.00%
LVIP AMERICAN INTERNATIONAL SERVICE CLASS II
            2013      1.08%
            2012      2.55%
            2011      0.10%
            2010      0.00%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
            2013      0.42%
            2012      1.18%
            2011      0.00%
            2010      0.00%
            2009      0.00%
LVIP BLACKROCK EMERGING MARKETS RPM SERVICE CLASS
            2013      1.12%
            2012      1.09%
LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
            2013      2.36%
            2012      0.52%
            2011      0.80%
            2010      0.72%
            2009      0.96%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM SERVICE CLASS
            2013      0.00%
LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
            2013      0.33%
            2012      0.00%
            2011      3.08%
            2010      0.91%
LVIP CAPITAL GROWTH SERVICE CLASS
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.07%
LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.00%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.00%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE BOND STANDARD CLASS
            2013                     1.25%      2.80%     $ 10.21    $ 19.81      445,926  $    7,449,743     -5.01%    -3.52%
            2012                     1.25%      2.80%       12.69      20.57      551,257       9,582,267      3.66%     5.28%
            2011                     1.25%      2.80%       12.49      19.57      671,512      11,251,111      4.82%     6.30%
            2010                     1.25%      2.65%       11.91      18.43      790,437      12,528,566      5.65%     7.14%
            2009                     1.25%      2.65%       11.28      17.23      939,493      14,140,359     15.79%    17.42%
LVIP DELAWARE BOND SERVICE CLASS
            2013                     0.65%      3.20%        9.97      14.24    5,780,850      76,508,696     -5.71%    -3.28%
            2012                     0.65%      3.20%       10.60      14.82    5,124,573      71,002,783      3.15%     5.55%
            2011                     0.65%      2.95%       10.98      14.14    4,320,019      57,660,438      4.30%     6.56%
            2010                     0.65%      2.80%       11.62      13.36    3,666,301      46,866,116      5.13%     7.42%
            2009                     0.65%      2.80%       11.18      12.53    3,621,392      43,880,347     15.50%    17.71%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
            2013                     0.65%      3.20%        9.46      10.24    2,930,373      29,081,441     -2.46%    -0.30%
            2012                     0.80%      3.00%        9.77      10.27      856,206       8,590,907      0.99%     3.13%
            2011                     0.80%      2.90%        9.68       9.88      538,092       5,281,610     -2.99%    -1.77%
            2010        11/23/10     1.30%      2.55%        9.98      10.06       79,582         798,262     -0.05%     0.03%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
            2013                     1.25%      2.45%       13.97      20.46       16,455         316,720     17.33%    18.74%
            2012                     1.25%      2.45%       11.91      17.29       17,313         280,943     10.56%    11.88%
            2011                     1.25%      2.45%       10.77      15.51       19,339         280,500     -4.40%    -3.24%
            2010                     1.25%      2.45%       11.27      16.08       24,404         368,235      9.77%    11.09%
            2009                     1.25%      2.45%       10.26      14.53       32,353         438,586     28.79%    30.35%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
            2013                     1.25%      2.80%       13.27      18.93      141,001       2,372,460     16.63%    18.45%
            2012                     1.25%      2.80%       11.38      15.92      167,410       2,403,603      9.89%    11.61%
            2011                     1.25%      2.80%       10.35      14.28      211,759       2,709,839     -4.97%    -3.49%
            2010                     1.25%      2.85%       10.87      14.88      264,021       3,524,951      9.05%    10.81%
            2009                     1.25%      2.85%        9.96      13.44      283,186       3,425,915     27.96%    29.96%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
            2013                     0.75%      2.55%       13.74      15.29      124,697       1,849,904     29.46%    31.81%
            2012                     0.75%      2.55%       10.61      11.67      142,592       1,619,569     12.03%    14.06%
            2011                     0.75%      2.55%        9.32      10.28      180,122       1,810,353     -1.70%     0.09%
            2010                     0.75%      2.55%        9.32      10.33      149,036       1,509,371      9.71%    11.70%
            2009                     0.75%      2.55%        8.75       9.30      128,534       1,178,088     21.36%    22.63%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
            2013                     1.25%      2.60%       15.08      25.40       26,933         603,333     32.21%    34.00%
            2012                     1.25%      2.60%       11.41      19.02       40,461         699,016     12.32%    13.85%
            2011                     1.25%      2.60%       13.92      16.76       47,269         720,749     -1.45%    -0.61%
            2010                     1.25%      2.10%       14.07      16.93       52,379         815,938      9.69%    10.18%
            2009                     1.25%      1.70%       12.83      15.41       62,558         887,698     27.81%    28.39%
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
            2013                     1.05%      2.90%       14.12      22.75      191,475       3,684,457     31.35%    33.80%
            2012                     1.05%      2.90%       11.18      17.05      177,317       2,600,910     11.60%    13.45%
            2011                     0.75%      2.90%        9.43      15.05      178,709       2,336,775     -2.24%    -0.46%
            2010                     0.75%      2.55%        9.47      15.21      162,869       2,248,485      8.60%    10.35%
            2009                     0.75%      2.45%        8.58      13.86      193,793       2,474,240     26.41%    28.57%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
            2013                     0.80%      2.85%       11.78      16.59      265,206       3,351,313     29.57%    32.26%
            2012                     0.80%      2.85%        9.10      12.54      320,240       3,096,513     11.31%    13.62%
            2011                     0.80%      2.95%        8.28       8.80      232,336       2,001,697     -7.91%    -6.71%
            2010                     1.25%      2.55%        9.19       9.43      141,879       1,310,134     27.66%    28.56%
            2009                     1.25%      2.50%        7.21       7.33      166,672       1,208,196     27.54%    28.37%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM SERVICE CLASS
            2013                     1.10%      3.20%       10.56      11.08      385,203       4,200,347     11.50%    13.58%
            2012                     1.10%      2.95%        9.53       9.76      174,360       1,684,193     15.49%    17.18%
            2011          6/8/11     1.10%      2.55%        8.25       8.33       64,951         539,196    -18.01%     6.23%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE BOND STANDARD CLASS
            2013      1.62%
            2012      1.85%
            2011      3.30%
            2010      3.17%
            2009      4.00%
LVIP DELAWARE BOND SERVICE CLASS
            2013      1.55%
            2012      1.77%
            2011      3.20%
            2010      2.95%
            2009      4.59%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
            2013      0.82%
            2012      1.38%
            2011      2.35%
            2010      0.44%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
            2013      1.54%
            2012      1.77%
            2011      1.96%
            2010      2.54%
            2009      1.67%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
            2013      1.25%
            2012      1.41%
            2011      1.76%
            2010      2.47%
            2009      1.47%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
            2013      1.37%
            2012      0.68%
            2011      0.79%
            2010      0.68%
            2009      0.96%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
            2013      1.19%
            2012      0.74%
            2011      0.74%
            2010      0.59%
            2009      0.70%
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
            2013      0.97%
            2012      0.40%
            2011      0.42%
            2010      0.25%
            2009      0.36%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
            2013      0.70%
            2012      0.49%
            2011      0.00%
            2010      0.39%
            2009      0.93%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM SERVICE CLASS
            2013      2.66%
            2012      2.80%
            2011      0.14%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DIMENSIONAL U.S. EQUITY RPM SERVICE CLASS
            2013                     1.10%      2.95%     $ 13.20    $ 13.85      633,735  $    8,656,912     25.11%    27.45%
            2012                     1.10%      2.95%       10.73      10.87      283,414       3,052,411     14.91%    15.83%
            2011          6/8/11     1.10%      1.90%        9.34       9.39       66,209         619,972     -7.18%    11.21%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND SERVICE CLASS
            2013                     0.65%      3.20%        9.70      10.27    1,637,640      16,457,173     -5.83%    -3.78%
            2012                     0.80%      2.95%       10.31      10.63      925,295       9,734,371      0.47%     2.40%
            2011          6/7/11     1.05%      2.95%       10.26      10.38      605,794       6,263,544     -0.07%     3.54%
LVIP GLOBAL INCOME SERVICE CLASS
            2013                     0.65%      3.00%        9.82      11.97    1,743,387      19,824,130     -5.93%    -3.79%
            2012                     0.75%      3.00%       10.46      12.44    1,484,706      17,746,379      4.30%     6.62%
            2011                     0.75%      2.95%       11.04      11.66    1,262,369      14,310,639     -2.01%     0.07%
            2010                     0.75%      2.85%       11.27      11.66      655,511       7,511,475      6.40%     8.61%
            2009         7/10/09     0.75%      2.80%       10.60      10.73      127,526       1,359,469     -2.16%     5.43%
LVIP JPMORGAN HIGH YIELD SERVICE CLASS
            2013                     0.65%      2.95%       12.07      13.27      618,026       7,958,743      3.21%     5.51%
            2012                     0.75%      3.00%       11.87      12.48      549,278       6,754,568     11.30%    13.42%
            2011                     1.05%      2.95%       10.85      10.96      323,764       3,530,487      0.60%     1.21%
            2010        11/19/10     1.30%      1.90%       10.78      10.83       12,833         138,587      0.54%     0.76%
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
            2013                     0.65%      3.20%       11.17      15.71      840,637      10,067,316     20.33%    22.27%
            2012                     1.30%      2.90%        9.26       9.96      159,132       1,552,148     10.55%    12.00%
            2011                     1.05%      2.85%        8.39       8.89      116,891       1,019,808     -4.47%    -3.27%
            2010                     1.30%      2.55%        8.83       9.19       87,323         790,627     21.50%    22.84%
            2009                     1.30%      2.40%        7.37       7.46       58,275         431,485     22.01%    22.63%
LVIP MANAGED RISK PROFILE 2010 SERVICE CLASS
            2013                     1.30%      2.55%       11.08      12.03       41,070         486,209      5.92%     7.26%
            2012                     1.30%      2.55%       10.46      11.22       34,399         380,690      5.55%     6.87%
            2011                     1.30%      2.55%        9.91      10.50       80,430         832,654     -1.55%    -0.31%
            2010                     1.30%      2.55%       10.07      10.53       90,394         935,858      8.39%     9.75%
            2009                     1.30%      2.55%        9.36       9.60       86,639         822,784     21.34%    22.49%
LVIP MANAGED RISK PROFILE 2020 SERVICE CLASS
            2013                     1.30%      2.55%       10.74      11.66       27,443         309,639      8.06%     9.42%
            2012                     1.30%      2.55%        9.94      10.66       40,590         419,828      5.38%     6.71%
            2011                     1.30%      2.55%        9.43       9.99      316,250       3,104,254     -2.57%    -1.34%
            2010                     1.25%      2.55%        9.68      10.14       50,353         501,684      8.95%    10.36%
            2009                     1.25%      2.55%        9.03       9.18       51,484         466,940     22.99%    23.73%
LVIP MANAGED RISK PROFILE 2030 SERVICE CLASS
            2013                     1.30%      1.90%       11.09      11.54       29,883         337,344     11.32%    11.99%
            2012                     1.30%      1.90%        9.96      10.30       30,077         304,169      5.60%     6.24%
            2011                     1.30%      1.90%        9.43       9.70       40,148         384,876     -2.68%    -2.09%
            2010                     1.30%      1.90%        9.69       9.90       42,279         414,905     10.15%    10.81%
            2009                     1.30%      1.90%        8.80       8.94       53,848         477,964     25.25%    26.00%
LVIP MANAGED RISK PROFILE 2040 SERVICE CLASS
            2013                     1.80%      1.80%       10.65      10.65          916           9,752     14.20%    14.20%
            2012                     1.80%      1.80%        9.32       9.32          923           8,604      4.95%     4.95%
            2011                     1.80%      1.80%        8.88       8.88          931           8,275     -3.48%    -3.48%
            2010                     1.65%      1.90%        9.17       9.25        8,284          76,452     11.25%    11.53%
            2009                     1.60%      1.90%        8.24       8.31       15,520         128,587     28.17%    28.56%
LVIP MANAGED RISK PROFILE CONSERVATIVE SERVICE CLASS
            2013                     0.65%      3.20%       11.38      15.09    5,162,970      74,258,660      6.03%     8.76%
            2012                     0.65%      3.20%       12.00      13.96    3,890,852      52,058,476      6.43%     8.79%
            2011                     0.65%      2.85%       11.62      12.91    1,421,904      17,794,544      0.52%     2.65%
            2010                     0.75%      2.85%       11.56      12.64    1,028,388      12,635,635      7.14%     8.86%
            2009                     1.25%      2.85%       10.79      11.61      833,593       9,465,517     21.05%    23.00%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DIMENSIONAL U.S. EQUITY RPM SERVICE CLASS
            2013      1.27%
            2012      1.15%
            2011      0.00%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND SERVICE CLASS
            2013      1.39%
            2012      1.68%
            2011      0.19%
LVIP GLOBAL INCOME SERVICE CLASS
            2013      0.27%
            2012      1.76%
            2011      4.80%
            2010      3.82%
            2009      2.66%
LVIP JPMORGAN HIGH YIELD SERVICE CLASS
            2013      4.71%
            2012      5.07%
            2011      7.32%
            2010      1.01%
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
            2013      0.45%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.36%
LVIP MANAGED RISK PROFILE 2010 SERVICE CLASS
            2013      1.15%
            2012      1.54%
            2011      0.59%
            2010      0.86%
            2009      1.73%
LVIP MANAGED RISK PROFILE 2020 SERVICE CLASS
            2013      0.89%
            2012      0.93%
            2011      0.42%
            2010      0.66%
            2009      1.78%
LVIP MANAGED RISK PROFILE 2030 SERVICE CLASS
            2013      1.09%
            2012      1.19%
            2011      0.64%
            2010      0.56%
            2009      1.46%
LVIP MANAGED RISK PROFILE 2040 SERVICE CLASS
            2013      1.03%
            2012      1.20%
            2011      0.19%
            2010      0.40%
            2009      1.27%
LVIP MANAGED RISK PROFILE CONSERVATIVE SERVICE CLASS
            2013      1.94%
            2012      4.46%
            2011      1.93%
            2010      3.66%
            2009      4.42%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE GROWTH SERVICE CLASS
            2013                     0.65%      3.20%     $ 11.45    $ 14.65   20,264,138  $  277,310,692      9.70%    12.42%
            2012                     0.75%      3.20%       11.06      12.73    8,008,505      98,396,039      5.87%     8.06%
            2011                     0.75%      2.80%       10.25      11.84    1,884,835      21,580,166     -3.00%    -0.99%
            2010                     0.75%      2.80%       10.37      12.01    1,687,929      19,727,783      9.33%    11.42%
            2009                     0.90%      2.80%       10.08      10.80    1,332,778      14,124,608     25.16%    27.05%
LVIP MANAGED RISK PROFILE MODERATE SERVICE CLASS
            2013                     0.65%      3.20%       11.40      14.87   19,215,956     273,222,333      8.07%    10.86%
            2012                     0.65%      3.20%       11.39      13.49    9,766,303     126,050,654      6.20%     8.50%
            2011                     0.75%      2.90%       11.16      12.49    4,221,992      50,672,579     -1.92%     0.16%
            2010                     0.75%      2.85%       11.16      12.54    3,194,946      39,011,600      8.54%    10.68%
            2009                     0.90%      2.85%       10.57      11.37    2,881,089      32,177,868     24.14%    26.27%
LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
            2013                     0.65%      2.90%        8.90      14.66      495,944       4,818,032     10.08%    12.58%
            2012                     0.65%      2.90%        8.07      13.04      474,501       4,116,302     15.93%    18.35%
            2011                     0.65%      2.70%        6.96      11.04      412,107       3,056,730    -12.50%   -10.68%
            2010                     0.65%      2.70%        7.95       8.53      359,169       2,972,670      9.82%    11.98%
            2009                     0.75%      2.70%        7.33       7.62      271,562       2,021,186     32.50%    34.50%
LVIP MFS INTERNATIONAL GROWTH RPM SERVICE CLASS
            2013          6/3/13     1.25%      2.95%        9.96      10.07      249,676       2,508,587     -0.80%     9.08%
LVIP MFS VALUE SERVICE CLASS
            2013                     0.65%      3.15%       11.59      18.21    1,226,783      15,920,440     31.42%    34.74%
            2012                     0.65%      3.15%        8.79      12.42    1,343,113      12,992,118     12.84%    15.29%
            2011                     0.65%      2.80%        7.79      10.79    1,261,992      10,575,160     -3.10%    -1.00%
            2010                     0.65%      2.80%        8.04       8.69      942,376       7,930,493      8.24%    10.59%
            2009                     0.65%      2.80%        7.50       7.86      597,763       4,580,700     17.75%    19.89%
LVIP MID-CAP VALUE SERVICE CLASS
            2013                     0.65%      2.80%       11.28      16.99      426,702       5,200,795     30.12%    32.75%
            2012                     0.75%      2.90%        8.65      12.80      421,062       3,905,496     20.34%    22.89%
            2011                     0.75%      2.85%        7.19       7.92      427,742       3,244,684    -12.09%   -10.22%
            2010                     0.75%      2.85%        8.19       8.77      349,617       2,979,731     20.18%    22.48%
            2009                     0.90%      2.80%        6.97       7.11      268,417       1,882,270     39.34%    40.46%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
            2013                     1.25%      2.70%       12.52      24.82       68,096       1,548,686     18.77%    20.33%
            2012                     1.25%      2.55%       10.53      20.70       83,845       1,622,728      6.86%     8.26%
            2011                     1.25%      2.55%       10.43      19.18       92,986       1,672,493     -6.53%    -5.41%
            2010                     1.25%      2.45%       11.16      20.35       91,896       1,789,661     -0.01%     1.19%
            2009                     1.25%      2.45%       11.16      20.18      117,151       2,267,726     18.29%    19.73%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
            2013                     0.63%      2.93%       10.06      22.26      791,890      13,969,612     18.03%    20.66%
            2012                     0.75%      2.95%        9.09      18.56      431,106       6,559,183      6.16%     8.52%
            2011                     0.75%      2.95%        8.38      17.21      465,747       6,629,211     -7.09%    -5.17%
            2010                     0.75%      2.80%       10.55      18.25      477,244       7,448,268     -0.61%     0.94%
            2009                     1.25%      2.80%       10.55      18.10      525,340       8,335,441     17.58%    19.42%
LVIP MONEY MARKET STANDARD CLASS
            2013                     1.25%      2.70%        9.14      10.68      263,155       2,685,462     -2.64%    -1.22%
            2012                     1.25%      2.70%        9.55      10.83      246,756       2,581,252     -2.42%    -1.22%
            2011                     1.25%      2.45%        9.78      10.98      317,927       3,378,567     -2.41%    -1.21%
            2010                     1.25%      2.45%       10.02      11.13      351,694       3,791,835     -2.39%    -1.20%
            2009                     1.25%      2.45%       10.27      11.28      586,054       6,399,225     -2.13%    -0.94%
LVIP MONEY MARKET SERVICE CLASS
            2013                     0.65%      2.90%        8.90      10.22    1,657,729      16,249,638     -2.83%    -0.72%
            2012                     0.75%      2.90%        9.14      10.34    1,731,118      17,293,267     -2.83%    -0.72%
            2011                     0.75%      2.90%        9.46      10.47    1,518,418      15,248,538     -2.73%    -0.72%
            2010                     0.75%      2.80%        9.72      10.60    1,453,345      14,882,422     -2.72%    -0.71%
            2009                     0.75%      2.80%        9.99      10.73    1,649,506      17,180,141     -2.68%    -0.67%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE GROWTH SERVICE CLASS
            2013      2.16%
            2012      3.41%
            2011      1.75%
            2010      2.83%
            2009      4.24%
LVIP MANAGED RISK PROFILE MODERATE SERVICE CLASS
            2013      1.97%
            2012      3.85%
            2011      1.62%
            2010      2.80%
            2009      4.05%
LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
            2013      0.56%
            2012      0.54%
            2011      2.72%
            2010      0.57%
            2009      0.72%
LVIP MFS INTERNATIONAL GROWTH RPM SERVICE CLASS
            2013      1.29%
LVIP MFS VALUE SERVICE CLASS
            2013      1.45%
            2012      0.99%
            2011      1.29%
            2010      1.19%
            2009      1.44%
LVIP MID-CAP VALUE SERVICE CLASS
            2013      0.22%
            2012      0.13%
            2011      0.00%
            2010      0.01%
            2009      0.31%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
            2013      2.28%
            2012      2.85%
            2011      3.11%
            2010      2.98%
            2009      3.31%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
            2013      2.69%
            2012      2.60%
            2011      2.81%
            2010      3.01%
            2009      3.13%
LVIP MONEY MARKET STANDARD CLASS
            2013      0.02%
            2012      0.03%
            2011      0.03%
            2010      0.05%
            2009      0.32%
LVIP MONEY MARKET SERVICE CLASS
            2013      0.02%
            2012      0.03%
            2011      0.03%
            2010      0.04%
            2009      0.09%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA BOND INDEX SERVICE CLASS
            2013                     0.80%      2.95%     $  9.67    $ 11.93    3,319,354  $   37,763,233     -5.64%    -3.59%
            2012                     0.65%      2.95%       10.24      12.39    3,194,803      37,980,313      0.59%     2.67%
            2011                     0.90%      2.95%       11.26      12.06    2,870,538      33,548,216      4.12%     6.17%
            2010                     0.90%      2.85%       10.83      11.36    2,753,241      30,602,415      2.79%     4.76%
            2009                     0.90%      2.80%       10.58      10.79    1,344,495      14,412,752      1.64%     2.97%
LVIP SSGA CONSERVATIVE INDEX ALLOCATION SERVICE CLASS
            2013                     1.25%      2.80%       11.38      11.96      388,916       4,570,224      3.69%     5.21%
            2012                     1.25%      2.95%       10.91      11.35      320,758       3,588,905      5.66%     7.41%
            2011         2/10/11     1.30%      2.95%       10.33      10.57      174,192       1,825,748     -2.93%     3.21%
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION SERVICE CLASS
            2013                     0.65%      3.00%       11.18      12.05      815,465       9,540,215      3.65%     5.95%
            2012                     0.80%      3.00%       10.86      11.24      900,160      10,018,004      5.21%     6.69%
            2011                     1.30%      2.70%       10.53      10.53      470,832       4,934,049      1.22%     1.22%
            2010         12/8/10     1.30%      1.30%       10.41      10.41        4,856          50,557      1.08%     1.08%
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
            2013                     1.25%      2.95%        9.96      14.37      545,629       5,757,269     16.52%    18.52%
            2012                     1.25%      2.95%        8.53       9.15      556,461       4,981,634     10.24%    11.96%
            2011                     0.90%      2.80%        7.74       8.18      513,585       4,122,345    -14.78%   -13.44%
            2010                     1.25%      2.80%        9.08       9.45      501,816       4,677,746      4.05%     5.67%
            2009                     1.25%      2.80%        8.76       8.94      251,863       2,236,344     40.69%    42.53%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
            2013                     0.65%      2.95%       11.67      14.74      606,476       7,506,159     -5.89%    -3.94%
            2012                     0.90%      2.95%       10.77      15.66      599,865       7,793,856      9.12%    11.38%
            2011                     0.90%      2.95%       11.33      12.11      517,112       6,077,347    -17.50%   -15.92%
            2010                     0.90%      2.80%       13.73      14.41      511,545       7,217,769     23.93%    26.79%
            2009                     0.90%      2.80%       11.12      11.34      342,441       3,859,425     84.71%    87.12%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
            2013                     0.65%      3.00%       10.28      14.10    4,580,787      56,951,026      6.30%     8.66%
            2012                     0.80%      3.00%        9.94      13.26    3,052,805      35,197,386      7.66%     9.99%
            2011                     0.80%      2.95%       10.28      10.91    2,158,045      22,926,088     -2.21%    -1.33%
            2010                     1.30%      2.20%       10.66      11.06      309,603       3,349,785      6.38%     7.08%
            2009                     1.30%      1.95%       10.02      10.32      322,166       3,278,800     27.95%    28.78%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
            2013                     0.90%      2.95%        9.35      14.51    1,234,413      12,253,973     17.19%    19.61%
            2012                     0.90%      2.95%        7.97       8.68      978,250       8,175,442     14.56%    16.76%
            2011                     0.90%      2.85%        6.96       7.44      940,151       6,775,945    -15.01%   -13.37%
            2010                     0.90%      2.80%        8.18       8.59      817,811       6,865,472      3.83%     5.82%
            2009                     0.90%      2.80%        7.91       8.07      375,412       3,010,040     24.32%    25.95%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
            2013                     0.80%      2.95%       14.92      21.51      822,119      13,049,933     31.56%    33.81%
            2012                     1.25%      2.95%       11.33      12.18      929,622      11,079,699      8.80%    10.56%
            2011                     0.90%      2.85%       10.43      11.02      954,164      10,325,255     -0.76%     0.80%
            2010                     1.10%      2.80%       10.51      10.93    1,082,247      11,676,876     15.62%    17.42%
            2009                     1.25%      2.80%        9.13       9.31      511,442       4,730,638     31.56%    33.28%
LVIP SSGA LARGE CAP RPM SERVICE CLASS
            2013         6/18/13     1.25%      2.95%       10.79      10.91      156,568       1,704,721      5.42%     9.44%
LVIP SSGA MODERATE INDEX ALLOCATION SERVICE CLASS
            2013                     0.65%      3.15%       11.48      13.05    1,013,672      12,738,898      8.71%    11.46%
            2012                     0.65%      3.15%       11.14      11.71      845,485       9,629,008      8.24%    10.71%
            2011                     0.65%      2.90%       10.43      10.43      420,465       4,378,544     -2.11%    -2.11%
            2010         12/7/10     1.25%      1.65%       10.65      10.67       48,688         519,247      0.81%     1.34%
LVIP SSGA MODERATE STRUCTURED ALLOCATION SERVICE CLASS
            2013                     0.65%      3.00%       11.93      12.83    4,874,135      60,676,924      9.26%    11.64%
            2012                     0.80%      2.95%       10.91      11.40    3,624,775      40,794,760      7.06%     9.00%
            2011                     1.15%      2.95%       10.35      10.44    2,586,633      26,866,567     -1.84%    -1.25%
            2010         12/6/10     1.30%      1.90%       10.54      10.57       84,035         886,695      0.91%     1.45%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA BOND INDEX SERVICE CLASS
            2013      1.72%
            2012      2.34%
            2011      2.92%
            2010      2.14%
            2009      2.16%
LVIP SSGA CONSERVATIVE INDEX ALLOCATION SERVICE CLASS
            2013      1.35%
            2012      2.92%
            2011      0.24%
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION SERVICE CLASS
            2013      1.75%
            2012      4.13%
            2011      0.21%
            2010      0.00%
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
            2013      2.46%
            2012      2.49%
            2011      2.26%
            2010      1.25%
            2009      1.71%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
            2013      2.06%
            2012      2.52%
            2011      2.50%
            2010      1.17%
            2009      1.53%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
            2013      2.17%
            2012      3.37%
            2011      1.44%
            2010      0.79%
            2009      6.47%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
            2013      1.51%
            2012      1.69%
            2011      1.16%
            2010      1.49%
            2009      1.82%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
            2013      1.96%
            2012      1.37%
            2011      1.32%
            2010      1.30%
            2009      1.48%
LVIP SSGA LARGE CAP RPM SERVICE CLASS
            2013      3.79%
LVIP SSGA MODERATE INDEX ALLOCATION SERVICE CLASS
            2013      1.35%
            2012      2.39%
            2011      0.10%
            2010      0.00%
LVIP SSGA MODERATE STRUCTURED ALLOCATION SERVICE CLASS
            2013      2.37%
            2012      3.75%
            2011      0.22%
            2010      0.00%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION SERVICE CLASS
            2013                     1.25%      2.95%     $ 12.31    $ 13.04      718,647  $    9,263,504     11.19%    13.10%
            2012                     1.25%      2.95%       11.07      11.52      559,471       6,389,458      9.30%    11.12%
            2011                     1.30%      2.95%       10.33      10.37      316,364       3,264,535     -4.28%    -4.04%
            2010        12/20/10     1.30%      1.55%       10.79      10.80       18,233         196,856      0.32%     1.01%
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION SERVICE CLASS
            2013                     0.65%      2.90%       12.46      13.16    1,884,663      24,252,649     11.60%    13.62%
            2012                     1.10%      2.90%       11.14      11.54    1,767,041      20,141,867      7.94%     9.73%
            2011                     1.25%      2.90%       10.42      10.51    1,274,024      13,317,403     -3.84%    -3.26%
            2010        11/24/10     1.30%      1.90%       10.84      10.86       78,770         854,596      1.02%     3.08%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
            2013                     1.40%      2.70%       13.73      15.04      130,118       1,891,987     28.49%    30.17%
            2012                     1.40%      2.70%       10.65      11.44       35,257         379,145     12.96%    14.04%
            2011                     1.40%      2.35%        9.43      10.04       42,395         402,908     -0.52%     0.43%
            2010                     1.40%      2.35%        9.48       9.99       48,434         463,460     12.06%    13.13%
            2009                     1.40%      2.35%        8.53       8.83       18,571         161,394     23.43%    24.36%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
            2013                     0.75%      2.95%       12.93      19.10    2,760,953      39,261,760     27.85%    30.63%
            2012                     0.80%      2.95%       10.10      14.94    1,956,056      21,414,254     12.01%    14.44%
            2011                     0.80%      2.95%        8.87       9.97    1,931,039      18,608,418     -1.21%     0.69%
            2010                     0.90%      2.80%        8.81       9.94    1,808,456      17,453,770     11.29%    13.42%
            2009                     0.90%      2.80%        8.28       8.79    1,133,198       9,790,077     22.61%    24.34%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
            2013                     0.65%      3.05%       12.11      21.11    1,225,465      15,975,337     33.44%    36.33%
            2012                     0.90%      3.05%        9.03      11.23      638,970       6,144,972     12.14%    14.57%
            2011                     0.90%      3.05%        8.03       8.79      661,006       5,591,990     -7.48%    -5.65%
            2010                     0.90%      2.85%        8.70       9.32      645,999       5,842,260     22.40%    24.74%
            2009                     0.90%      2.80%        7.15       7.42      465,259       3,409,090     22.48%    24.27%
LVIP SSGA SMALL-CAP RPM SERVICE CLASS
            2013         5/24/13     0.65%      2.95%       11.06      11.22      183,852       2,049,997      3.52%    11.33%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
            2013                     1.25%      2.95%       16.59      22.71      235,805       4,477,174     30.26%    32.49%
            2012                     1.25%      2.95%       13.70      14.70      247,965       3,566,763     10.41%    12.13%
            2011                     0.90%      2.80%       12.41      13.11      248,780       3,203,267     -5.15%    -3.67%
            2010                     1.25%      2.80%       13.09      13.61      243,536       3,270,464     23.92%    25.85%
            2009                     1.25%      2.80%       10.60      10.81      134,130       1,440,616     47.48%    49.42%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
            2013                     0.65%      3.00%       12.89      20.76      740,224      10,274,291     34.68%    37.67%
            2012                     0.75%      2.95%        9.56      13.11      603,779       6,145,130     14.64%    17.13%
            2011                     0.75%      2.90%        8.33       9.16      451,951       3,962,905     -4.60%    -2.63%
            2010                     0.75%      2.80%        8.73       9.40      238,999       2,168,082     13.22%    15.57%
            2009                     0.75%      2.80%        7.90       8.14      172,515       1,366,963     40.04%    41.66%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
            2013                     1.40%      2.65%       17.78      28.96        3,683          86,359     31.27%    32.92%
            2012                     1.40%      2.65%       13.86      21.83        4,189          73,680     13.60%    14.67%
            2011                     1.40%      2.35%       12.20      19.07        3,454          62,245     -6.10%    -5.21%
            2010                     1.40%      2.35%       12.99      20.16        6,068         109,984     25.39%    26.58%
            2009                     1.40%      2.35%       10.36      15.96        7,809         114,153     42.94%    44.31%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
            2013                     0.80%      3.15%       14.64      26.40      243,062       5,329,505     30.29%    33.39%
            2012                     0.80%      3.15%       12.67      19.90      241,009       4,046,116     12.65%    15.09%
            2011                     0.80%      2.95%       11.02      17.39      209,432       3,110,262     -6.76%    -4.97%
            2010                     0.90%      2.80%       11.59      18.38      164,256       2,677,560     24.53%    26.91%
            2009                     0.90%      2.80%        9.97      14.55      144,139       1,925,598     43.22%    44.37%
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
            2013                     0.65%      3.20%        9.66      16.18    2,103,669      22,173,592     16.15%    18.88%
            2012                     0.65%      2.95%        8.31      13.93      655,386       5,839,829     17.40%    20.13%
            2011                     0.65%      2.95%        7.09       7.83      610,143       4,567,332     -6.01%    -3.91%
            2010                     0.65%      2.80%        7.54       8.12      531,857       4,174,991      3.37%     5.51%
            2009                     0.75%      2.80%        7.35       7.70      490,915       3,688,563     24.60%    26.85%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION SERVICE CLASS
            2013      1.40%
            2012      2.35%
            2011      0.03%
            2010      0.00%
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION SERVICE CLASS
            2013      2.26%
            2012      3.99%
            2011      0.18%
            2010      0.00%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
            2013      2.02%
            2012      0.88%
            2011      0.87%
            2010      2.00%
            2009      0.61%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
            2013      1.47%
            2012      0.72%
            2011      0.70%
            2010      1.07%
            2009      1.33%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
            2013      0.64%
            2012      0.44%
            2011      0.10%
            2010      0.34%
            2009      0.56%
LVIP SSGA SMALL-CAP RPM SERVICE CLASS
            2013      2.23%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
            2013      2.50%
            2012      2.33%
            2011      1.45%
            2010      1.91%
            2009      1.98%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.00%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.11%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.00%
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
            2013      1.79%
            2012      1.76%
            2011      1.97%
            2010      1.72%
            2009      1.82%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
            2013                     1.25%      2.70%     $ 14.61    $ 20.56       10,519  $      175,371     22.16%    23.94%
            2012                     1.25%      2.70%       11.96      16.65        8,810         123,018     13.29%    14.94%
            2011                     1.25%      2.70%       11.82      14.54        9,207         111,981     -7.27%    -6.86%
            2010                     1.25%      1.70%       12.74      15.66        8,961         121,493      9.47%     9.96%
            2009                     1.25%      1.70%       11.64      14.29       10,258         125,584     36.19%    36.80%
LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
            2013                     1.15%      3.20%       13.52      18.86      430,800       7,015,173     21.73%    23.75%
            2012                     1.15%      2.80%       11.11      15.28      163,497       2,182,977     12.90%    14.78%
            2011                     1.15%      2.95%        9.84      13.34      121,650       1,446,792     -8.53%    -7.00%
            2010                     1.15%      2.80%       10.76      14.38      131,778       1,721,907      8.01%     9.81%
            2009                     1.15%      2.80%       10.37      13.17      117,578       1,450,153     35.57%    36.59%
LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
            2013                     0.65%      2.75%       13.14      13.83      406,993       5,510,124     26.67%    29.16%
            2012                     0.80%      2.75%       10.40      10.71      290,392       3,067,679     11.93%    13.96%
            2011         7/11/11     0.80%      2.60%        9.29       9.40       51,312         480,762     -6.15%    12.32%
LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
            2013                     0.65%      2.95%       10.63      11.11      261,170       2,867,025     11.13%    13.04%
            2012                     1.25%      2.95%        9.57       9.82      201,864       1,969,847     15.64%    17.50%
            2011         6/29/11     1.30%      2.90%        8.27       8.36       66,049         551,143    -18.35%     2.72%
LVIP VIP CONTRAFUND RPM SERVICE CLASS
            2013          6/3/13     0.65%      3.20%       10.94      11.12      495,454       5,474,477      0.54%    12.50%
LORD ABBETT FUNDAMENTAL EQUITY CLASS VC
            2013                     0.75%      1.30%       15.76      22.27        3,744          79,807     34.00%    34.74%
            2012                     0.75%      1.30%       11.71      16.53        4,460          71,129      9.15%     9.76%
            2011                     0.75%      2.35%       14.99      15.06        6,335          88,245     -5.34%    -5.20%
            2010         5/21/10     0.75%      0.90%       15.83      15.88        2,264          35,937     14.45%    18.64%
MFS VIT CORE EQUITY SERVICE CLASS
            2013                     1.40%      2.35%       15.36      23.42        2,677          49,218     31.12%    32.37%
            2012                     1.40%      2.35%       11.71      17.73        4,035          62,573     13.26%    14.34%
            2011                     1.40%      2.35%       10.34      15.53        3,363          41,648     -3.57%    -2.65%
            2010                     1.40%      2.35%       10.72      15.99        6,602          91,399     14.15%    15.24%
            2009                     1.40%      2.35%        9.39      13.90        7,687          91,487     29.17%    30.40%
MFS VIT GROWTH INITIAL CLASS
            2013                     1.40%      1.40%       11.19      11.19        9,532         106,630     34.95%    34.95%
            2012                     1.40%      1.40%        8.29       8.29       10,469          86,775     15.76%    15.76%
            2011                     1.40%      1.40%        7.16       7.16       15,353         109,949     -1.71%    -1.71%
            2010                     1.40%      1.40%        7.29       7.29       20,823         151,706     13.73%    13.73%
            2009                     1.40%      2.15%        6.41      11.45       24,920         163,102     34.75%    35.76%
MFS VIT GROWTH SERVICE CLASS
            2013                     0.80%      3.00%       14.61      27.82       60,297       1,236,123     32.99%    35.41%
            2012                     0.80%      2.60%       10.81      20.71       61,642         879,920     14.07%    16.15%
            2011                     0.80%      2.60%        9.45      17.98       52,354         646,225     -3.06%    -1.84%
            2010                     1.30%      2.55%        9.66      18.37       23,294         364,478     12.13%    13.54%
            2009                     1.30%      2.55%       12.26      16.23       22,342         310,698     34.75%    35.48%
MFS VIT TOTAL RETURN INITIAL CLASS
            2013                     1.40%      1.40%       18.78      18.78       28,208         529,801     17.39%    17.39%
            2012                     1.40%      1.40%       16.00      16.00       34,673         554,747      9.71%     9.71%
            2011                     1.40%      1.40%       14.58      14.58       47,810         697,218      0.36%     0.36%
            2010                     1.40%      1.40%       14.53      14.53       56,209         816,796      8.40%     8.40%
            2009                     1.40%      2.15%        9.94      13.41       81,281       1,087,744     15.52%    16.39%
MFS VIT TOTAL RETURN SERVICE CLASS
            2012                     0.65%      2.80%       10.84      15.45      938,481      13,030,237      7.87%    10.21%
            2011                     0.65%      2.85%       10.01      14.12    1,135,245      14,538,502     -1.27%     0.93%
            2010                     0.65%      2.85%       10.14      14.10    1,198,487      15,470,557      6.55%     8.81%
            2009                     0.75%      2.85%        9.39      13.04    1,267,316      15,292,357     14.42%    16.84%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
            2013      0.00%
            2012      0.00%
            2011      0.24%
            2010      0.70%
            2009      0.77%
LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.54%
            2009      0.89%
LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
            2013      1.07%
            2012      1.81%
            2011      0.85%
LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
            2013      2.08%
            2012      5.33%
            2011      0.00%
LVIP VIP CONTRAFUND RPM SERVICE CLASS
            2013      1.99%
LORD ABBETT FUNDAMENTAL EQUITY CLASS VC
            2013      0.22%
            2012      0.49%
            2011      0.26%
            2010      0.36%
MFS VIT CORE EQUITY SERVICE CLASS
            2013      0.57%
            2012      0.51%
            2011      0.44%
            2010      0.91%
            2009      1.31%
MFS VIT GROWTH INITIAL CLASS
            2013      0.24%
            2012      0.00%
            2011      0.19%
            2010      0.12%
            2009      0.30%
MFS VIT GROWTH SERVICE CLASS
            2013      0.13%
            2012      0.00%
            2011      0.02%
            2010      0.00%
            2009      0.03%
MFS VIT TOTAL RETURN INITIAL CLASS
            2013      1.79%
            2012      2.72%
            2011      2.59%
            2010      2.89%
            2009      3.96%
MFS VIT TOTAL RETURN SERVICE CLASS
            2012      2.38%
            2011      2.39%
            2010      2.53%
            2009      3.18%

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT       UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT UTILITIES INITIAL CLASS
            2013                     1.40%      1.40%     $ 25.32    $ 25.32       16,990  $      430,117     18.84%    18.84%
            2012                     1.40%      1.40%       21.30      21.30       19,461         414,566     11.91%    11.91%
            2011                     1.40%      1.40%       19.04      19.04       25,620         487,714      5.30%     5.30%
            2010                     1.40%      1.40%       18.08      18.08       32,317         584,237     12.23%    12.23%
            2009                     1.40%      1.40%       16.11      16.11       38,609         621,943     31.37%    31.37%
MFS VIT UTILITIES SERVICE CLASS
            2013                     0.75%      2.95%       14.87      44.48      550,804      14,121,047     16.72%    19.31%
            2012                     0.75%      2.95%       12.74      37.60      622,844      13,546,868      9.98%    12.36%
            2011                     0.75%      2.90%       12.65      33.75      685,691      13,455,945      3.57%     5.71%
            2010                     0.75%      2.80%       11.99      32.20      557,635      11,092,347     10.49%    12.66%
            2009                     0.75%      2.70%       11.66      28.82      593,173      10,612,729     29.46%    31.35%
NB AMT MID CAP GROWTH I CLASS
            2012                     1.25%      2.70%       13.85      21.97      177,048       3,177,639      9.57%    11.02%
            2011                     1.25%      2.55%       12.60      19.83      217,266       3,579,845     -2.05%    -0.77%
            2010                     1.25%      2.55%       12.83      20.05      257,458       4,293,649     25.85%    27.49%
            2009                     1.25%      2.55%       10.16      15.78      312,161       4,113,976     28.29%    29.96%
NB AMT MID CAP INTRINSIC VALUE I CLASS
            2013                     1.25%      2.90%       14.70      27.81      165,001       3,687,803     33.14%    35.35%
            2012                     1.25%      2.90%       10.97      20.62      219,756       3,646,857     12.23%    14.09%
            2011                     1.25%      2.90%        9.71      18.14      253,041       3,721,504     -8.99%    -7.66%
            2010                     1.25%      2.70%       10.63      19.71      302,631       4,932,486     23.01%    24.62%
            2009                     1.25%      2.55%        8.61      15.87      384,586       5,109,230     42.87%    44.74%
OPPENHEIMER GLOBAL FUND/VA SERVICE CLASS
            2013                     0.75%      1.30%       16.02      24.25       13,451         256,078     25.35%    26.04%
            2012                     0.75%      1.30%       12.72      19.24       14,940         223,096     19.39%    20.05%
            2011                     0.75%      1.30%       15.75      16.03       16,819         207,744     -9.71%    -9.21%
            2010         5/21/10     0.75%      1.30%       17.45      17.65        3,824          67,373      1.60%    21.26%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
            2013                     0.65%      2.50%       11.59      12.62      288,585       3,496,992    -16.82%   -15.27%
            2012                     0.65%      2.50%       13.93      14.89      231,047       3,332,645      2.53%     4.44%
            2011                     0.65%      2.50%       13.78      14.26       95,026       1,322,824     -9.33%    -8.14%
            2010                     0.65%      1.95%       15.21      15.46       55,655         851,447     21.91%    23.10%
            2009          7/1/09     0.90%      1.90%       12.48      12.56       24,322         304,150     12.38%    22.53%
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
            2013                     1.40%      3.00%       18.44      21.93        9,343         174,609     39.28%    39.70%
            2012                     1.40%      1.70%       13.24      15.73        7,832         107,116     20.21%    20.57%
            2011                     1.40%      1.70%       11.01      13.07        6,602          75,661     -2.84%    -2.55%
            2010                     1.40%      1.70%       11.34      13.44        7,408          87,254      0.74%     1.04%
            2009                     1.35%      1.70%       11.25      13.33       10,108         123,536     23.88%    24.25%
PUTNAM VT GROWTH & INCOME CLASS IB
            2013                     1.40%      3.00%       16.93      19.29        1,576          26,281     31.94%    33.80%
            2012                     1.40%      2.80%       12.66      14.62          944          13,047     15.85%    17.48%
            2011                     1.40%      2.80%       10.77      13.17        4,382          56,120     -6.16%    -5.97%
            2010                     1.40%      1.70%       11.14      14.03        4,509          58,401     12.45%    12.79%
            2009                     1.40%      1.70%        9.90      12.47        4,506          51,857     27.62%    28.00%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT UTILITIES INITIAL CLASS
            2013      2.31%
            2012      7.14%
            2011      3.20%
            2010      3.18%
            2009      5.40%
MFS VIT UTILITIES SERVICE CLASS
            2013      2.04%
            2012      6.41%
            2011      3.04%
            2010      3.02%
            2009      4.56%
NB AMT MID CAP GROWTH I CLASS
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.00%
NB AMT MID CAP INTRINSIC VALUE I CLASS
            2013      1.15%
            2012      0.60%
            2011      0.61%
            2010      0.69%
            2009      1.78%
OPPENHEIMER GLOBAL FUND/VA SERVICE CLASS
            2013      1.13%
            2012      1.90%
            2011      0.55%
            2010      0.00%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
            2013      1.63%
            2012      2.63%
            2011     14.47%
            2010     15.39%
            2009      6.29%
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
            2013      0.95%
            2012      1.31%
            2011      0.84%
            2010      1.97%
            2009      0.00%
PUTNAM VT GROWTH & INCOME CLASS IB
            2013      1.54%
            2012      2.81%
            2011      1.22%
            2010      1.52%
            2009      2.98%


(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.


4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2013:


                                                                                                        AGGREGATE       AGGREGATE
                                                                                                        COST OF         PROCEEDS
SUBACCOUNT                                                                                              PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                                $       504,744  $      553,013
ABVPSF Growth and Income Class B                                                                             241,749       7,309,590
ABVPSF International Value Class B                                                                           265,884       7,967,899
ABVPSF Large Cap Growth Class B                                                                               25,520         195,561
ABVPSF Small/Mid Cap Value Class B                                                                         3,749,183       1,908,297
American Century VP Inflation Protection Class II                                                          1,191,174      23,236,363
American Funds Global Growth Class 2                                                                         916,331       3,143,945
American Funds Global Small Capitalization Class 2                                                           746,716       2,346,882
American Funds Growth Class 2                                                                              5,012,434      16,818,574
American Funds Growth-Income Class 2                                                                       4,714,659      16,429,063
American Funds International Class 2                                                                       1,526,280       6,580,865
BlackRock Global Allocation V.I. Class III                                                                 8,471,822       8,573,128
Delaware VIP Diversified Income Service Class                                                             12,792,268       6,568,030
Delaware VIP Emerging Markets Service Class                                                                1,751,752       2,834,257
Delaware VIP High Yield Standard Class                                                                       199,309         107,425
Delaware VIP High Yield Service Class                                                                      1,660,283       2,463,156
Delaware VIP Limited-Term Diversified Income Service Class                                                11,644,819       4,218,933
Delaware VIP REIT Standard Class                                                                              22,188          81,187
Delaware VIP REIT Service Class                                                                            2,342,168       2,444,753
Delaware VIP Small Cap Value Standard Class                                                                  109,295         134,200
Delaware VIP Small Cap Value Service Class                                                                 1,720,231       4,188,913
Delaware VIP Smid Cap Growth Standard Class                                                                  119,046         136,609
Delaware VIP Smid Cap Growth Service Class                                                                 2,444,235       2,672,739
Delaware VIP U.S. Growth Service Class                                                                       744,141       1,687,813
Delaware VIP Value Standard Class                                                                             18,163          94,289
Delaware VIP Value Service Class                                                                           1,737,396       2,460,842
DWS Alternative Asset Allocation VIP Class B                                                               3,270,931       3,088,290
DWS Equity 500 Index VIP Class A                                                                             139,949         756,402
DWS Equity 500 Index VIP Class B                                                                             100,394       2,426,454
DWS Small Cap Index VIP Class A                                                                               71,650         192,194
DWS Small Cap Index VIP Class B                                                                              148,611       1,671,614
Fidelity VIP Contrafund Service Class 2                                                                    2,261,791       8,335,954
Fidelity VIP Equity-Income Initial Class                                                                       1,988         594,368
Fidelity VIP Equity-Income Service Class 2                                                                   221,782       2,212,110
Fidelity VIP Growth Initial Class                                                                                677          11,825
Fidelity VIP Growth Service Class 2                                                                        1,895,675       1,096,428
Fidelity VIP Mid Cap Service Class 2                                                                       8,716,217       6,406,639
Fidelity VIP Overseas Initial Class                                                                               --          87,118

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                                                                                        AGGREGATE       AGGREGATE
                                                                                                        COST OF         PROCEEDS
SUBACCOUNT                                                                                              PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2                                                                $        23,927  $    3,813,472
FTVIPT Franklin Income Securities Class 2                                                                  4,945,326       4,170,273
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                                      108,592       8,065,729
FTVIPT Mutual Shares Securities Class 2                                                                    1,490,872       4,375,053
FTVIPT Templeton Global Bond Securities Class 2                                                            1,607,002       2,824,545
FTVIPT Templeton Growth Securities Class 2                                                                   195,739         963,619
Goldman Sachs VIT Large Cap Value Service Class                                                              214,447         298,764
Huntington VA Balanced                                                                                           141             375
Huntington VA Dividend Capture                                                                                 2,303           4,171
Invesco V.I. American Franchise Series I                                                                       2,907          16,139
Invesco V.I. American Franchise Series II                                                                          8          47,034
Invesco V.I. Core Equity Series I                                                                             25,893          82,100
Invesco V.I. Core Equity Series II                                                                               274          11,479
Invesco V.I. International Growth Series I                                                                     1,848          54,545
Invesco V.I. International Growth Series II                                                                    1,020          12,636
Janus Aspen Balanced Service Class                                                                           281,329         142,784
Janus Aspen Enterprise Service Class                                                                          34,709          81,490
Janus Aspen Global Research Service Class                                                                    156,263         178,226
LVIP American Global Growth Service Class II                                                                 746,542         466,579
LVIP American Global Small Capitalization Service Class II                                                   628,841       1,053,468
LVIP American Growth Service Class II                                                                      1,946,128       1,388,636
LVIP American Growth-Income Service Class II                                                               1,344,154       1,491,756
LVIP American International Service Class II                                                               1,198,726         528,967
LVIP Baron Growth Opportunities Service Class                                                              2,891,918       2,460,966
LVIP BlackRock Emerging Markets RPM Service Class                                                          5,399,177         145,518
LVIP BlackRock Equity Dividend RPM Service Class                                                          13,373,953         414,974
LVIP BlackRock Global Allocation V.I. RPM Service Class                                                   16,658,004          49,023
LVIP BlackRock Inflation Protected Bond Service Class                                                     33,975,392       5,188,725
LVIP Capital Growth Service Class                                                                            246,109         801,484
LVIP Clarion Global Real Estate Service Class                                                              1,111,698       1,024,065
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                                       6,382,719         286,529
LVIP Delaware Bond Standard Class                                                                            520,409       2,213,363
LVIP Delaware Bond Service Class                                                                          16,096,978       6,672,052
LVIP Delaware Diversified Floating Rate Service Class                                                     23,480,480       2,852,517
LVIP Delaware Foundation Aggressive Allocation Standard Class                                                  4,657          19,815
LVIP Delaware Foundation Aggressive Allocation Service Class                                                 103,165         542,715
LVIP Delaware Growth and Income Service Class                                                                317,192         512,140
LVIP Delaware Social Awareness Standard Class                                                                 27,451         286,673
LVIP Delaware Social Awareness Service Class                                                                 837,016         610,693
LVIP Delaware Special Opportunities Service Class                                                          1,455,315       1,874,829
LVIP Dimensional Non-U.S. Equity RPM Service Class                                                         2,595,533         369,963
LVIP Dimensional U.S. Equity RPM Service Class                                                             5,002,911         516,748
LVIP Dimensional/Vanguard Total Bond Service Class                                                         9,530,226       2,095,202
LVIP Global Income Service Class                                                                           4,097,561       1,359,151
LVIP JPMorgan High Yield Service Class                                                                     2,460,556       1,355,863
LVIP JPMorgan Mid Cap Value RPM Service Class                                                              7,854,354         259,341
LVIP Managed Risk Profile 2010 Service Class                                                                  93,322          17,860
LVIP Managed Risk Profile 2020 Service Class                                                                   9,506         154,716
LVIP Managed Risk Profile 2030 Service Class                                                                   3,494           7,313
LVIP Managed Risk Profile 2040 Service Class                                                                      95             234
LVIP Managed Risk Profile Conservative Service Class                                                      26,594,485       7,595,549
LVIP Managed Risk Profile Growth Service Class                                                           168,200,047       7,722,539
LVIP Managed Risk Profile Moderate Service Class                                                         135,969,424       5,213,820
LVIP MFS International Growth Service Class                                                                  972,849         825,135
LVIP MFS International Growth RPM Service Class                                                            2,420,891           4,856
LVIP MFS Value Service Class                                                                               1,961,352       3,162,604
LVIP Mid-Cap Value Service Class                                                                           1,112,712       1,125,949
LVIP Mondrian International Value Standard Class                                                             317,288         653,482
LVIP Mondrian International Value Service Class                                                            8,073,138       2,299,635
LVIP Money Market Standard Class                                                                           1,485,061       1,380,977
LVIP Money Market Service Class                                                                           17,267,844      18,313,557

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                                                                                        AGGREGATE       AGGREGATE
                                                                                                        COST OF         PROCEEDS
SUBACCOUNT                                                                                              PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Bond Index Service Class                                                                   $     8,074,412  $    6,412,179
LVIP SSgA Conservative Index Allocation Service Class                                                      2,705,073       1,901,962
LVIP SSgA Conservative Structured Allocation Service Class                                                 1,151,785       2,085,350
LVIP SSgA Developed International 150 Service Class                                                          854,035         943,394
LVIP SSgA Emerging Markets 100 Service Class                                                               1,531,817       1,493,525
LVIP SSgA Global Tactical Allocation RPM Service Class                                                    24,410,725       5,789,492
LVIP SSgA International Index Service Class                                                                4,357,720       2,036,596
LVIP SSgA Large Cap 100 Service Class                                                                      1,878,437       2,655,077
LVIP SSgA Large Cap RPM Service Class                                                                      1,692,653          60,294
LVIP SSgA Moderate Index Allocation Service Class                                                          3,920,874       1,921,482
LVIP SSgA Moderate Structured Allocation Service Class                                                    20,448,469       5,111,309
LVIP SSgA Moderately Aggressive Index Allocation Service Class                                             3,025,919       1,101,699
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                                        3,358,477       1,805,976
LVIP SSgA S&P 500 Index Standard Class                                                                     1,864,543         591,082
LVIP SSgA S&P 500 Index Service Class                                                                     16,784,189       6,347,086
LVIP SSgA Small-Cap Index Service Class                                                                    9,719,191       3,263,132
LVIP SSgA Small-Cap RPM Service Class                                                                      1,974,332          23,423
LVIP SSgA Small-Mid Cap 200 Service Class                                                                    993,188         830,404
LVIP T. Rowe Price Growth Stock Service Class                                                              3,333,213       1,896,401
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                                    1,790          12,422
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                                 1,101,416       1,187,959
LVIP Templeton Growth RPM Service Class                                                                   15,013,383         463,891
LVIP UBS Large Cap Growth RPM Standard Class                                                                  30,558          13,880
LVIP UBS Large Cap Growth RPM Service Class                                                                4,121,687         329,662
LVIP Vanguard Domestic Equity ETF Service Class                                                            1,940,871         559,910
LVIP Vanguard International Equity ETF Service Class                                                         933,441         335,843
LVIP VIP Contrafund RPM Service Class                                                                      5,303,326          94,542
Lord Abbett Fundamental Equity Class VC                                                                       10,314          15,687
MFS VIT Core Equity Service Class                                                                              6,952          36,592
MFS VIT Growth Initial Class                                                                                     941          10,477
MFS VIT Growth Service Class                                                                                 349,320         303,508
MFS VIT Total Return Initial Class                                                                            10,531         122,093
MFS VIT Total Return Service Class                                                                            46,640      14,488,152
MFS VIT Utilities Initial Class                                                                               20,472          67,256
MFS VIT Utilities Service Class                                                                            1,627,789       3,071,034
NB AMT Mid Cap Growth I Class                                                                                 49,073       3,676,727
NB AMT Mid Cap Intrinsic Value I Class                                                                       136,407       1,213,280
Oppenheimer Global Fund/VA Service Class                                                                      10,917          31,709
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                                       1,197,990         405,665
Putnam VT Global Health Care Class IB                                                                         49,201          22,589
Putnam VT Growth & Income Class IB                                                                            10,798           2,053


5. INVESTMENTS

The following is a summary of investments owned at December 31, 2013:


                                                                                             NET
                                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                                       OWNED       VALUE     OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                               90,933  $ 20.18  $    1,835,033  $    1,523,112
ABVPSF Large Cap Growth Class B                                                     13,409    41.62         558,091         321,821
ABVPSF Small/Mid Cap Value Class B                                                 499,920    22.74      11,368,181       8,647,832
American Funds Global Growth Class 2                                               509,384    29.92      15,240,756      10,714,052
American Funds Global Small Capitalization Class 2                                 498,274    25.25      12,581,420       9,829,955
American Funds Growth Class 2                                                      998,403    77.94      77,815,500      54,665,796
American Funds Growth-Income Class 2                                             1,501,835    50.40      75,692,495      54,454,624
American Funds International Class 2                                             1,664,399    21.15      35,202,043      29,710,894
BlackRock Global Allocation V.I. Class III                                       3,707,718    15.58      57,766,243      53,239,272
Delaware VIP Diversified Income Service Class                                    5,536,370    10.47      57,965,790      58,806,793
Delaware VIP Emerging Markets Service Class                                        906,778    21.40      19,405,057      17,355,951
Delaware VIP High Yield Standard Class                                             133,473     6.19         826,198         737,692

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                                                                             NET
                                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                                       OWNED       VALUE     OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Service Class                                            2,137,350  $  6.17  $   13,187,450  $   11,965,105
Delaware VIP Limited-Term Diversified Income Service Class                       3,151,818     9.79      30,856,302      31,390,682
Delaware VIP REIT Standard Class                                                    59,340    12.14         720,382         735,103
Delaware VIP REIT Service Class                                                    976,713    12.12      11,837,763      11,413,511
Delaware VIP Small Cap Value Standard Class                                         21,058    41.72         878,538         567,694
Delaware VIP Small Cap Value Service Class                                         515,418    41.58      21,431,095      15,490,558
Delaware VIP Smid Cap Growth Standard Class                                         15,523    32.39         502,775         339,885
Delaware VIP Smid Cap Growth Service Class                                         337,440    31.33      10,571,989       7,852,071
Delaware VIP U.S. Growth Service Class                                             437,937    12.95       5,671,287       3,867,327
Delaware VIP Value Standard Class                                                    4,250    26.09         110,882          73,715
Delaware VIP Value Service Class                                                   415,276    26.03      10,809,631       7,878,301
DWS Alternative Asset Allocation VIP Class B                                       221,599    13.74       3,044,768       2,993,594
DWS Equity 500 Index VIP Class A                                                    96,632    19.01       1,836,973       1,207,432
DWS Small Cap Index VIP Class A                                                     26,993    17.69         477,500         349,471
Fidelity VIP Contrafund Service Class 2                                          1,431,761    33.77      48,350,575      36,548,650
Fidelity VIP Growth Initial Class                                                    3,774    57.14         215,644         129,462
Fidelity VIP Growth Service Class 2                                                124,110    56.57       7,020,899       5,038,131
Fidelity VIP Mid Cap Service Class 2                                             1,014,373    35.60      36,111,678      31,455,437
FTVIPT Franklin Income Securities Class 2                                        1,833,855    16.07      29,470,054      27,243,420
FTVIPT Mutual Shares Securities Class 2                                          1,028,255    21.63      22,241,161      17,535,533
FTVIPT Templeton Global Bond Securities Class 2                                    603,187    18.60      11,219,272      10,619,578
FTVIPT Templeton Growth Securities Class 2                                         229,523    15.23       3,495,625       2,968,613
Goldman Sachs VIT Large Cap Value Service Class                                    134,163    12.58       1,687,771       1,367,836
Huntington VA Balanced                                                                 317    16.06           5,093           4,359
Huntington VA Dividend Capture                                                       3,724    12.55          46,738          39,767
Invesco V.I. American Franchise Series I                                             3,362    50.63         170,243         125,532
Invesco V.I. American Franchise Series II                                              490    49.58          24,297          17,909
Invesco V.I. Core Equity Series I                                                    5,781    38.43         222,145         151,587
Invesco V.I. Core Equity Series II                                                      42    38.03           1,608           1,129
Invesco V.I. International Growth Series I                                           2,374    35.32          83,865          42,144
Invesco V.I. International Growth Series II                                          1,728    34.88          60,281          37,378
Janus Aspen Balanced Service Class                                                  28,200    31.72         894,518         770,919
Janus Aspen Enterprise Service Class                                                 8,747    56.80         496,830         248,441
Janus Aspen Global Research Service Class                                              329    38.40          12,649           8,627
LVIP American Global Growth Service Class II                                       166,249    17.46       2,902,043       2,189,537
LVIP American Global Small Capitalization Service Class II                         179,958    15.31       2,755,878       2,177,243
LVIP American Growth Service Class II                                              579,159    18.12      10,492,053       7,864,403
LVIP American Growth-Income Service Class II                                       532,823    18.27       9,736,274       7,088,793
LVIP American International Service Class II                                       414,657    14.57       6,039,892       4,956,773
LVIP Baron Growth Opportunities Service Class                                      269,323    45.20      12,173,689       8,737,244
LVIP BlackRock Emerging Markets RPM Service Class                                  536,553     9.96       5,342,454       5,376,486
LVIP BlackRock Equity Dividend RPM Service Class                                   953,323    17.43      16,620,237      15,379,839
LVIP BlackRock Global Allocation V.I. RPM Service Class                          1,620,850    10.68      17,317,166      16,630,560
LVIP BlackRock Inflation Protected Bond Service Class                            4,444,824    10.16      45,177,194      49,012,048
LVIP Capital Growth Service Class                                                   87,463    37.38       3,269,096       2,204,059
LVIP Clarion Global Real Estate Service Class                                      806,375     8.68       7,000,142       5,839,577
LVIP Columbia Small-Mid Cap Growth RPM Service Class                               670,853    13.40       8,988,759       8,139,375
LVIP Delaware Bond Standard Class                                                  553,250    13.47       7,450,065       7,311,187
LVIP Delaware Bond Service Class                                                 5,676,338    13.47      76,437,565      78,447,888
LVIP Delaware Diversified Floating Rate Service Class                            2,872,440    10.14      29,117,919      29,118,765
LVIP Delaware Foundation Aggressive Allocation Standard Class                       20,266    15.63         316,732         277,086
LVIP Delaware Foundation Aggressive Allocation Service Class                       151,893    15.62       2,372,566       1,977,002
LVIP Delaware Growth and Income Service Class                                       43,935    42.11       1,849,986       1,366,205
LVIP Delaware Social Awareness Standard Class                                       14,084    42.84         603,359         401,947
LVIP Delaware Social Awareness Service Class                                        86,210    42.74       3,684,629       2,756,759
LVIP Delaware Special Opportunities Service Class                                   81,187    41.28       3,351,477       2,999,497
LVIP Dimensional Non-U.S. Equity RPM Service Class                                 404,287    10.39       4,200,543       3,839,079
LVIP Dimensional U.S. Equity RPM Service Class                                     633,001    13.65       8,637,298       7,467,312
LVIP Dimensional/Vanguard Total Bond Service Class                               1,608,308    10.22      16,443,337      16,909,030
LVIP Global Income Service Class                                                 1,738,165    11.41      19,823,773      20,201,992
LVIP JPMorgan High Yield Service Class                                             704,751    11.30       7,965,097       7,684,828

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                                                                             NET
                                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                                       OWNED       VALUE     OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid Cap Value RPM Service Class                                      694,600  $ 14.47  $   10,048,085  $    9,115,748
LVIP Managed Risk Profile 2010 Service Class                                        40,181    12.10         486,230         400,254
LVIP Managed Risk Profile 2020 Service Class                                        26,182    11.83         309,654         233,113
LVIP Managed Risk Profile 2030 Service Class                                        28,271    11.93         337,359         270,873
LVIP Managed Risk Profile 2040 Service Class                                           848    11.50           9,752           8,678
LVIP Managed Risk Profile Conservative Service Class                             5,440,201    13.62      74,095,536      70,176,175
LVIP Managed Risk Profile Growth Service Class                                  20,813,419    13.29     276,651,966     257,294,154
LVIP Managed Risk Profile Moderate Service Class                                19,815,769    13.81     273,735,027     253,583,464
LVIP MFS International Growth Service Class                                        330,069    14.60       4,818,015       4,149,892
LVIP MFS International Growth RPM Service Class                                    242,862    10.20       2,475,981       2,418,158
LVIP MFS Value Service Class                                                       461,203    34.53      15,923,509      11,055,265
LVIP Mid-Cap Value Service Class                                                   245,679    21.17       5,201,287       3,542,960
LVIP Mondrian International Value Standard Class                                    85,420    18.13       1,548,754       1,409,958
LVIP Mondrian International Value Service Class                                    770,934    18.12      13,970,870      12,956,418
LVIP Money Market Standard Class                                                   268,561    10.00       2,685,614       2,685,614
LVIP Money Market Service Class                                                  1,624,943    10.00      16,249,433      16,249,432
LVIP SSgA Bond Index Service Class                                               3,426,822    11.02      37,746,444      38,428,765
LVIP SSgA Conservative Index Allocation Service Class                              381,029    12.00       4,570,445       4,322,168
LVIP SSgA Conservative Structured Allocation Service Class                         816,767    11.68       9,540,654       8,943,228
LVIP SSgA Developed International 150 Service Class                                606,462     9.49       5,757,750       4,749,128
LVIP SSgA Emerging Markets 100 Service Class                                       756,888     9.92       7,506,055       8,162,789
LVIP SSgA Global Tactical Allocation RPM Service Class                           4,828,100    11.78      56,894,334      52,862,328
LVIP SSgA International Index Service Class                                      1,293,779     9.46      12,239,147      10,107,422
LVIP SSgA Large Cap 100 Service Class                                              902,511    14.46      13,053,919       9,364,128
LVIP SSgA Large Cap RPM Service Class                                              151,173    11.19       1,692,077       1,637,499
LVIP SSgA Moderate Index Allocation Service Class                                  986,379    12.90      12,727,245      11,314,264
LVIP SSgA Moderate Structured Allocation Service Class                           4,883,505    12.42      60,667,786      55,205,486
LVIP SSgA Moderately Aggressive Index Allocation Service Class                     703,196    13.17       9,263,908       8,128,833
LVIP SSgA Moderately Aggressive Structured Allocation Service Class              1,893,216    12.80      24,231,277      21,177,688
LVIP SSgA S&P 500 Index Standard Class                                             142,701    13.26       1,892,074       1,601,165
LVIP SSgA S&P 500 Index Service Class                                            2,959,494    13.26      39,251,773      29,630,521
LVIP SSgA Small-Cap Index Service Class                                            597,255    26.72      15,959,851      12,142,516
LVIP SSgA Small-Cap RPM Service Class                                              175,461    11.68       2,050,088       1,955,197
LVIP SSgA Small-Mid Cap 200 Service Class                                          291,002    15.39       4,477,934       3,540,089
LVIP T. Rowe Price Growth Stock Service Class                                      362,510    28.35      10,277,528       7,238,792
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                          4,124    20.94          86,363          54,974
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                         261,378    20.39       5,330,537       3,722,570
LVIP Templeton Growth RPM Service Class                                            651,695    34.03      22,173,932      20,137,135
LVIP UBS Large Cap Growth RPM Standard Class                                         5,934    29.56         175,379         112,448
LVIP UBS Large Cap Growth RPM Service Class                                        239,698    29.19       6,996,793       5,819,009
LVIP Vanguard Domestic Equity ETF Service Class                                    410,639    13.42       5,510,367       4,338,363
LVIP Vanguard International Equity ETF Service Class                               279,232    10.27       2,867,159       2,496,171
LVIP VIP Contrafund RPM Service Class                                              477,767    11.46       5,474,727       5,221,303
Lord Abbett Fundamental Equity Class VC                                              3,795    21.03          79,809          66,988
MFS VIT Core Equity Service Class                                                    2,096    23.48          49,220          30,703
MFS VIT Growth Initial Class                                                         2,729    39.07         106,634          51,069
MFS VIT Growth Service Class                                                        32,344    38.22       1,236,179         838,906
MFS VIT Total Return Initial Class                                                  22,603    23.44         529,821         419,670
MFS VIT Utilities Initial Class                                                     13,492    31.88         430,133         303,822
MFS VIT Utilities Service Class                                                    448,736    31.47      14,121,711      11,638,150
NB AMT Mid Cap Intrinsic Value I Class                                             225,151    16.38       3,687,971       3,087,871
Oppenheimer Global Fund/VA Service Class                                             6,328    40.47         256,084         189,827
PIMCO VIT CommodityRealReturn Strategy Advisor Class                               578,040     6.05       3,497,140       4,327,465
Putnam VT Global Health Care Class IB                                                9,990    17.48         174,617         130,469
Putnam VT Growth & Income Class IB                                                   1,099    23.91          26,283          23,510


LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

6. CHANGES IN UNITS OUTSTANDING



The change in units outstanding for the year ended December 31, 2013, is as follows:


                                                                                               UNITS       UNITS        NET INCREASE
SUBACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                             40,859      (46,232)       (5,373)
ABVPSF Growth and Income Class B                                                                  13,205     (449,565)     (436,360)
ABVPSF International Value Class B                                                                17,699   (1,059,734)   (1,042,035)
ABVPSF Large Cap Growth Class B                                                                    3,025      (16,016)      (12,991)
ABVPSF Small/Mid Cap Value Class B                                                               148,044      (83,898)       64,146
American Century VP Inflation Protection Class II                                                 30,969   (1,730,691)   (1,699,722)
American Funds Global Growth Class 2                                                              43,491     (159,234)     (115,743)
American Funds Global Small Capitalization Class 2                                                42,798     (100,380)      (57,582)
American Funds Growth Class 2                                                                    234,473     (837,687)     (603,214)
American Funds Growth-Income Class 2                                                             236,121     (927,059)     (690,938)
American Funds International Class 2                                                              73,500     (319,806)     (246,306)
BlackRock Global Allocation V.I. Class III                                                       429,137     (584,989)     (155,852)
Delaware VIP Diversified Income Service Class                                                    778,058     (415,161)      362,897
Delaware VIP Emerging Markets Service Class                                                       89,494     (142,609)      (53,115)
Delaware VIP High Yield Standard Class                                                             6,743       (4,681)        2,062
Delaware VIP High Yield Service Class                                                             36,239     (107,147)      (70,908)
Delaware VIP Limited-Term Diversified Income Service Class                                     1,015,649     (353,468)      662,181
Delaware VIP REIT Standard Class                                                                     316       (2,158)       (1,842)
Delaware VIP REIT Service Class                                                                  134,421     (100,254)       34,167
Delaware VIP Small Cap Value Standard Class                                                        2,022       (3,695)       (1,673)
Delaware VIP Small Cap Value Service Class                                                        43,691     (170,177)     (126,486)
Delaware VIP Smid Cap Growth Standard Class                                                        5,956       (7,780)       (1,824)
Delaware VIP Smid Cap Growth Service Class                                                        92,108     (137,244)      (45,136)
Delaware VIP U.S. Growth Service Class                                                            35,759     (107,621)      (71,862)
Delaware VIP Value Standard Class                                                                    944       (4,664)       (3,720)
Delaware VIP Value Service Class                                                                  94,786     (131,158)      (36,372)
DWS Alternative Asset Allocation VIP Class B                                                     261,435     (244,147)       17,288
DWS Equity 500 Index VIP Class A                                                                   3,395      (52,339)      (48,944)
DWS Equity 500 Index VIP Class B                                                                   1,140     (143,943)     (142,803)
DWS Small Cap Index VIP Class A                                                                    1,724       (7,466)       (5,742)
DWS Small Cap Index VIP Class B                                                                    3,227      (83,792)      (80,565)
Fidelity VIP Contrafund Service Class 2                                                          112,533     (433,580)     (321,047)
Fidelity VIP Equity-Income Initial Class                                                              40      (36,835)      (36,795)
Fidelity VIP Equity-Income Service Class 2                                                        12,632     (120,224)     (107,592)
Fidelity VIP Growth Initial Class                                                                     --         (971)         (971)
Fidelity VIP Growth Service Class 2                                                              170,603      (78,449)       92,154
Fidelity VIP Mid Cap Service Class 2                                                             262,487     (363,167)     (100,680)
Fidelity VIP Overseas Initial Class                                                                   --       (7,260)       (7,260)
Fidelity VIP Overseas Service Class 2                                                              2,176     (228,771)     (226,595)
FTVIPT Franklin Income Securities Class 2                                                        248,524     (286,479)      (37,955)
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                            6,191     (468,639)     (462,448)
FTVIPT Mutual Shares Securities Class 2                                                           90,954     (345,310)     (254,356)
FTVIPT Templeton Global Bond Securities Class 2                                                   55,758     (149,747)      (93,989)
FTVIPT Templeton Growth Securities Class 2                                                         5,509      (56,760)      (51,251)
Goldman Sachs VIT Large Cap Value Service Class                                                    1,076      (17,725)      (16,649)
Huntington VA Balanced                                                                                --          (28)          (28)
Huntington VA Dividend Capture                                                                        82         (300)         (218)
Invesco V.I. American Franchise Series I                                                             393       (2,071)       (1,678)
Invesco V.I. American Franchise Series II                                                              7       (3,877)       (3,870)
Invesco V.I. Core Equity Series I                                                                  2,227       (7,742)       (5,515)
Invesco V.I. Core Equity Series II                                                                    16         (648)         (632)
Invesco V.I. International Growth Series I                                                            28       (3,653)       (3,625)
Invesco V.I. International Growth Series II                                                           19         (521)         (502)
Janus Aspen Balanced Service Class                                                                12,458       (7,468)        4,990
Janus Aspen Enterprise Service Class                                                               1,243       (2,980)       (1,737)
Janus Aspen Global Research Service Class                                                         13,961      (13,927)           34
LVIP American Global Growth Service Class II                                                      50,777      (30,079)       20,698
LVIP American Global Small Capitalization Service Class II                                        48,511      (76,686)      (28,175)
LVIP American Growth Service Class II                                                            127,714      (84,062)       43,652

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                                                                              UNITS       UNITS         NET INCREASE
SUBACCOUNT                                                                                    ISSUED      REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP American Growth-Income Service Class II                                                     82,581      (91,050)        (8,469)
LVIP American International Service Class II                                                     92,709      (36,250)        56,459
LVIP Baron Growth Opportunities Service Class                                                   135,745     (154,824)       (19,079)
LVIP BlackRock Emerging Markets RPM Service Class                                               540,841      (13,363)       527,478
LVIP BlackRock Equity Dividend RPM Service Class                                              1,112,906      (34,207)     1,078,699
LVIP BlackRock Global Allocation V.I. RPM Service Class                                       1,668,112       (4,348)     1,663,764
LVIP BlackRock Inflation Protected Bond Service Class                                         2,945,076     (466,936)     2,478,140
LVIP Capital Growth Service Class                                                                18,365      (64,929)       (46,564)
LVIP Clarion Global Real Estate Service Class                                                   141,315     (113,865)        27,450
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                            595,124      (25,992)       569,132
LVIP Delaware Bond Standard Class                                                                21,383     (126,714)      (105,331)
LVIP Delaware Bond Service Class                                                              1,119,353     (463,076)       656,277
LVIP Delaware Diversified Floating Rate Service Class                                         2,360,283     (286,116)     2,074,167
LVIP Delaware Foundation Aggressive Allocation Standard Class                                         3         (861)          (858)
LVIP Delaware Foundation Aggressive Allocation Service Class                                      4,518      (30,927)       (26,409)
LVIP Delaware Growth and Income Service Class                                                    18,721      (36,616)       (17,895)
LVIP Delaware Social Awareness Standard Class                                                       576      (14,104)       (13,528)
LVIP Delaware Social Awareness Service Class                                                     47,839      (33,681)        14,158
LVIP Delaware Special Opportunities Service Class                                               108,588     (163,622)       (55,034)
LVIP Dimensional Non-U.S. Equity RPM Service Class                                              244,192      (33,349)       210,843
LVIP Dimensional U.S. Equity RPM Service Class                                                  388,585      (38,264)       350,321
LVIP Dimensional/Vanguard Total Bond Service Class                                              916,573     (204,228)       712,345
LVIP Global Income Service Class                                                                370,348     (111,667)       258,681
LVIP JPMorgan High Yield Service Class                                                          173,413     (104,665)        68,748
LVIP JPMorgan Mid Cap Value RPM Service Class                                                   704,075      (22,570)       681,505
LVIP Managed Risk Profile 2010 Service Class                                                      7,649         (978)         6,671
LVIP Managed Risk Profile 2020 Service Class                                                        577      (13,724)       (13,147)
LVIP Managed Risk Profile 2030 Service Class                                                         --         (194)          (194)
LVIP Managed Risk Profile 2040 Service Class                                                         --           (7)            (7)
LVIP Managed Risk Profile Conservative Service Class                                          1,782,291     (510,173)     1,272,118
LVIP Managed Risk Profile Growth Service Class                                               12,836,057     (580,424)    12,255,633
LVIP Managed Risk Profile Moderate Service Class                                              9,834,856     (385,203)     9,449,653
LVIP MFS International Growth Service Class                                                     104,356      (82,913)        21,443
LVIP MFS International Growth RPM Service Class                                                 249,970         (294)       249,676
LVIP MFS Value Service Class                                                                    151,963     (268,293)      (116,330)
LVIP Mid-Cap Value Service Class                                                                103,542      (97,902)         5,640
LVIP Mondrian International Value Standard Class                                                 14,104      (29,853)       (15,749)
LVIP Mondrian International Value Service Class                                                 489,937     (129,153)       360,784
LVIP Money Market Standard Class                                                                149,382     (132,983)        16,399
LVIP Money Market Service Class                                                               1,780,471   (1,853,860)       (73,389)
LVIP SSgA Bond Index Service Class                                                              673,319     (548,768)       124,551
LVIP SSgA Conservative Index Allocation Service Class                                           232,411     (164,253)        68,158
LVIP SSgA Conservative Structured Allocation Service Class                                       87,842     (172,537)       (84,695)
LVIP SSgA Developed International 150 Service Class                                              78,557      (89,389)       (10,832)
LVIP SSgA Emerging Markets 100 Service Class                                                    123,011     (116,400)         6,611
LVIP SSgA Global Tactical Allocation RPM Service Class                                        1,987,002     (459,020)     1,527,982
LVIP SSgA International Index Service Class                                                     462,157     (205,994)       256,163
LVIP SSgA Large Cap 100 Service Class                                                            73,568     (181,071)      (107,503)
LVIP SSgA Large Cap RPM Service Class                                                           162,105       (5,537)       156,568
LVIP SSgA Moderate Index Allocation Service Class                                               318,421     (150,234)       168,187
LVIP SSgA Moderate Structured Allocation Service Class                                        1,618,843     (369,483)     1,249,360
LVIP SSgA Moderately Aggressive Index Allocation Service Class                                  240,526      (81,350)       159,176
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                             239,645     (122,023)       117,622
LVIP SSgA S&P 500 Index Standard Class                                                          138,346      (43,485)        94,861
LVIP SSgA S&P 500 Index Service Class                                                         1,265,553     (460,656)       804,897
LVIP SSgA Small-Cap Index Service Class                                                         853,139     (266,644)       586,495
LVIP SSgA Small-Cap RPM Service Class                                                           185,927       (2,075)       183,852
LVIP SSgA Small-Mid Cap 200 Service Class                                                        34,629      (46,789)       (12,160)
LVIP T. Rowe Price Growth Stock Service Class                                                   284,735     (148,290)       136,445
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                          54         (560)          (506)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                       60,355      (58,302)         2,053

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Templeton Growth RPM Service Class                                                         1,490,983     (42,700)    1,448,283
LVIP UBS Large Cap Growth RPM Standard Class                                                        2,363        (654)        1,709
LVIP UBS Large Cap Growth RPM Service Class                                                       289,709     (22,406)      267,303
LVIP Vanguard Domestic Equity ETF Service Class                                                   157,942     (41,341)      116,601
LVIP Vanguard International Equity ETF Service Class                                               88,293     (28,987)       59,306
LVIP VIP Contrafund RPM Service Class                                                             504,293      (8,839)      495,454
Lord Abbett Fundamental Equity Class VC                                                                64        (780)         (716)
MFS VIT Core Equity Service Class                                                                     409      (1,767)       (1,358)
MFS VIT Growth Initial Class                                                                           --        (937)         (937)
MFS VIT Growth Service Class                                                                       18,579     (19,924)       (1,345)
MFS VIT Total Return Initial Class                                                                     35      (6,500)       (6,465)
MFS VIT Total Return Service Class                                                                  3,539    (942,020)     (938,481)
MFS VIT Utilities Initial Class                                                                       109      (2,580)       (2,471)
MFS VIT Utilities Service Class                                                                    54,492    (126,532)      (72,040)
NB AMT Mid Cap Growth I Class                                                                       2,358    (179,406)     (177,048)
NB AMT Mid Cap Intrinsic Value I Class                                                              5,927     (60,682)      (54,755)
Oppenheimer Global Fund/VA Service Class                                                              393      (1,882)       (1,489)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                               86,517     (28,979)       57,538
Putnam VT Global Health Care Class IB                                                               2,837      (1,326)        1,511
Putnam VT Growth & Income Class IB                                                                    735        (103)          632

The change in units outstanding for the year ended December 31, 2012, is as follows:


                                                                                                 UNITS     UNITS        NET INCREASE
SUBACCOUNT                                                                                       ISSUED    REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                              27,547     (57,096)      (29,549)
ABVPSF Growth and Income Class B                                                                   10,603    (111,162)     (100,559)
ABVPSF International Value Class B                                                                 83,434    (182,145)      (98,711)
ABVPSF Large Cap Growth Class B                                                                       525     (18,175)      (17,650)
ABVPSF Small/Mid Cap Value Class B                                                                 43,728    (100,161)      (56,433)
American Century VP Inflation Protection Class II                                                 106,363    (322,179)     (215,816)
American Funds Global Growth Class 2                                                               21,910    (245,452)     (223,542)
American Funds Global Small Capitalization Class 2                                                 36,472    (107,268)      (70,796)
American Funds Growth Class 2                                                                      62,496    (844,183)     (781,687)
American Funds Growth-Income Class 2                                                               90,083    (884,639)     (794,556)
American Funds International Class 2                                                               54,138    (367,999)     (313,861)
BlackRock Global Allocation V.I. Class III                                                      1,457,198    (271,449)    1,185,749
Delaware VIP Diversified Income Service Class                                                     533,350    (333,646)      199,704
Delaware VIP Emerging Markets Service Class                                                       172,379    (156,703)       15,676
Delaware VIP High Yield Standard Class                                                              3,647      (4,627)         (980)
Delaware VIP High Yield Service Class                                                              59,127    (203,475)     (144,348)
Delaware VIP Limited-Term Diversified Income Service Class                                        589,549    (368,791)      220,758
Delaware VIP REIT Standard Class                                                                    1,080      (4,108)       (3,028)
Delaware VIP REIT Service Class                                                                    76,155    (107,295)      (31,140)
Delaware VIP Small Cap Value Standard Class                                                         2,348      (7,881)       (5,533)
Delaware VIP Small Cap Value Service Class                                                        118,603    (159,350)      (40,747)
Delaware VIP Smid Cap Growth Standard Class                                                         2,344      (6,774)       (4,430)
Delaware VIP Smid Cap Growth Service Class                                                        183,705     (69,641)      114,064
Delaware VIP U.S. Growth Service Class                                                            142,226     (52,947)       89,279
Delaware VIP Value Standard Class                                                                     228      (5,545)       (5,317)
Delaware VIP Value Service Class                                                                   86,512    (105,843)      (19,331)
DWS Alternative Asset Allocation VIP Class B                                                       85,637     (32,571)       53,066
DWS Equity 500 Index VIP Class A                                                                    1,793     (37,996)      (36,203)
DWS Equity 500 Index VIP Class B                                                                    6,111     (55,023)      (48,912)
DWS Small Cap Index VIP Class A                                                                     1,070      (8,643)       (7,573)
DWS Small Cap Index VIP Class B                                                                       449     (17,530)      (17,081)
Fidelity VIP Contrafund Service Class 2                                                           217,589    (378,712)     (161,123)
Fidelity VIP Equity-Income Initial Class                                                               --      (9,950)       (9,950)
Fidelity VIP Equity-Income Service Class 2                                                          5,526     (19,994)      (14,468)
Fidelity VIP Growth Initial Class                                                                      --      (5,663)       (5,663)
Fidelity VIP Growth Service Class 2                                                               147,579     (89,904)       57,675
Fidelity VIP Mid Cap Service Class 2                                                              357,056    (207,084)      149,972

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Initial Class                                                                   22       (1,516)       (1,494)
Fidelity VIP Overseas Service Class 2                                                             12,985      (42,791)      (29,806)
FTVIPT Franklin Income Securities Class 2                                                        421,935     (476,237)      (54,302)
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                            9,377     (114,200)     (104,823)
FTVIPT Mutual Shares Securities Class 2                                                          160,430     (285,834)     (125,404)
FTVIPT Templeton Global Bond Securities Class 2                                                   64,293     (273,616)     (209,323)
FTVIPT Templeton Growth Securities Class 2                                                         7,323      (90,181)      (82,858)
Goldman Sachs VIT Large Cap Value Service Class                                                    4,820      (20,438)      (15,618)
Huntington VA Balanced                                                                               467          (12)          455
Huntington VA Dividend Capture                                                                     3,918          (39)        3,879
Invesco V.I. American Franchise Series I                                                          28,097       (3,637)       24,460
Invesco V.I. American Franchise Series II                                                          6,485         (749)        5,736
Invesco V.I. Capital Appreciation Series I                                                            19      (28,009)      (27,990)
Invesco V.I. Capital Appreciation Series II                                                            4       (6,584)       (6,580)
Invesco V.I. Core Equity Series I                                                                     83      (23,869)      (23,786)
Invesco V.I. Core Equity Series II                                                                   102           --           102
Invesco V.I. International Growth Series I                                                            21         (407)         (386)
Invesco V.I. International Growth Series II                                                          752       (8,019)       (7,267)
Janus Aspen Balanced Service Class                                                                 4,090       (5,509)       (1,419)
Janus Aspen Enterprise Service Class                                                                 128       (8,930)       (8,802)
Janus Aspen Global Research Service Class                                                             43         (304)         (261)
LVIP American Global Growth Service Class II                                                      52,414      (28,120)       24,294
LVIP American Global Small Capitalization Service Class II                                        98,515      (21,432)       77,083
LVIP American Growth Service Class II                                                            274,545      (36,960)      237,585
LVIP American Growth-Income Service Class II                                                     275,979      (37,081)      238,898
LVIP American International Service Class II                                                     161,078      (60,932)      100,146
LVIP Baron Growth Opportunities Service Class                                                     82,651      (96,914)      (14,263)
LVIP BlackRock Emerging Markets RPM Service Class                                                 12,282           --        12,282
LVIP BlackRock Equity Dividend RPM Service Class                                                 110,887      (24,889)       85,998
LVIP BlackRock Inflation Protected Bond Service Class                                            966,736     (191,326)      775,410
LVIP Capital Growth Service Class                                                                 42,649      (22,500)       20,149
LVIP Clarion Global Real Estate Service Class                                                     96,616     (132,613)      (35,997)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                              54,253      (44,445)        9,808
LVIP Delaware Bond Standard Class                                                                 21,158     (141,413)     (120,255)
LVIP Delaware Bond Service Class                                                               1,180,476     (375,922)      804,554
LVIP Delaware Diversified Floating Rate Service Class                                            453,196     (135,082)      318,114
LVIP Delaware Foundation Aggressive Allocation Standard Class                                          5       (2,031)       (2,026)
LVIP Delaware Foundation Aggressive Allocation Service Class                                      28,406      (72,755)      (44,349)
LVIP Delaware Growth and Income Service Class                                                     16,372      (53,902)      (37,530)
LVIP Delaware Social Awareness Standard Class                                                        182       (6,990)       (6,808)
LVIP Delaware Social Awareness Service Class                                                      34,637      (36,029)       (1,392)
LVIP Delaware Special Opportunities Service Class                                                121,156      (33,252)       87,904
LVIP Dimensional Non-U.S. Equity RPM Service Class                                               136,856      (27,447)      109,409
LVIP Dimensional U.S. Equity RPM Service Class                                                   250,985      (33,780)      217,205
LVIP Dimensional/Vanguard Total Bond Service Class                                               621,605     (302,104)      319,501
LVIP Global Income Service Class                                                                 412,810     (190,473)      222,337
LVIP JPMorgan High Yield Service Class                                                           305,155      (79,641)      225,514
LVIP JPMorgan Mid Cap Value RPM Service Class                                                     82,718      (40,477)       42,241
LVIP Managed Risk Profile 2010 Service Class                                                           2      (46,033)      (46,031)
LVIP Managed Risk Profile 2020 Service Class                                                          99     (275,759)     (275,660)
LVIP Managed Risk Profile 2030 Service Class                                                          --      (10,071)      (10,071)
LVIP Managed Risk Profile 2040 Service Class                                                          --           (8)           (8)
LVIP Managed Risk Profile Conservative Service Class                                           3,097,195     (628,247)    2,468,948
LVIP Managed Risk Profile Growth Service Class                                                 6,331,251     (207,581)    6,123,670
LVIP Managed Risk Profile Moderate Service Class                                               6,298,369     (754,058)    5,544,311
LVIP MFS International Growth Service Class                                                      135,003      (72,609)       62,394
LVIP MFS Value Service Class                                                                     246,709     (165,588)       81,121
LVIP Mid-Cap Value Service Class                                                                  78,835      (85,515)       (6,680)
LVIP Mondrian International Value Standard Class                                                   3,618      (12,759)       (9,141)
LVIP Mondrian International Value Service Class                                                   29,746      (64,387)      (34,641)
LVIP Money Market Standard Class                                                                 158,167     (229,338)      (71,171)
LVIP Money Market Service Class                                                                1,746,126   (1,533,426)      212,700

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                                                                                                 UNITS     UNITS        NET INCREASE
SUBACCOUNT                                                                                       ISSUED    REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Bond Index Service Class                                                                686,530    (362,265)      324,265
LVIP SSgA Conservative Index Allocation Service Class                                             209,179     (62,613)      146,566
LVIP SSgA Conservative Structured Allocation Service Class                                        526,165     (96,837)      429,328
LVIP SSgA Developed International 150 Service Class                                               118,144     (75,268)       42,876
LVIP SSgA Emerging Markets 100 Service Class                                                      139,632     (56,879)       82,753
LVIP SSgA Global Tactical Allocation RPM Service Class                                          1,083,251    (188,491)      894,760
LVIP SSgA International Index Service Class                                                       188,175    (150,076)       38,099
LVIP SSgA Large Cap 100 Service Class                                                             110,443    (134,985)      (24,542)
LVIP SSgA Moderate Index Allocation Service Class                                                 562,138    (137,118)      425,020
LVIP SSgA Moderate Structured Allocation Service Class                                          1,576,841    (538,699)    1,038,142
LVIP SSgA Moderately Aggressive Index Allocation Service Class                                    282,455     (39,348)      243,107
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                               716,594    (223,577)      493,017
LVIP SSgA S&P 500 Index Standard Class                                                              1,159      (8,297)       (7,138)
LVIP SSgA S&P 500 Index Service Class                                                             286,326    (261,309)       25,017
LVIP SSgA Small-Cap Index Service Class                                                            97,262    (119,298)      (22,036)
LVIP SSgA Small-Mid Cap 200 Service Class                                                          29,973     (30,788)         (815)
LVIP T. Rowe Price Growth Stock Service Class                                                     240,160     (88,332)      151,828
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                         1,851      (1,116)          735
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                         65,381     (33,804)       31,577
LVIP Templeton Growth RPM Service Class                                                           138,249     (93,006)       45,243
LVIP UBS Large Cap Growth RPM Standard Class                                                          163        (560)         (397)
LVIP UBS Large Cap Growth RPM Service Class                                                        53,190     (11,343)       41,847
LVIP Vanguard Domestic Equity ETF Service Class                                                   257,914     (18,834)      239,080
LVIP Vanguard International Equity ETF Service Class                                              157,421     (21,606)      135,815
Lord Abbett Fundamental Equity Class VC                                                               485      (2,360)       (1,875)
MFS VIT Core Equity Service Class                                                                   1,611        (939)          672
MFS VIT Growth Initial Class                                                                          390      (5,274)       (4,884)
MFS VIT Growth Service Class                                                                       30,879     (21,591)        9,288
MFS VIT Total Return Initial Class                                                                  1,673     (14,810)      (13,137)
MFS VIT Total Return Service Class                                                                 91,509    (288,273)     (196,764)
MFS VIT Utilities Initial Class                                                                        22      (6,181)       (6,159)
MFS VIT Utilities Service Class                                                                    78,869    (141,716)      (62,847)
NB AMT Mid Cap Growth I Class                                                                       2,196     (42,414)      (40,218)
NB AMT Mid Cap Intrinsic Value I Class                                                              3,014     (36,299)      (33,285)
Oppenheimer Global Fund/VA Service Class                                                            3,446      (5,325)       (1,879)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                              171,538     (35,517)      136,021
Putnam VT Global Health Care Class IB                                                               1,762        (532)        1,230
Putnam VT Growth & Income Class IB                                                                     61      (3,499)       (3,438)


7. SUBSEQUENT EVENT

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors of Lincoln Life & Annuity Company of New York
     and
Contract Owners of Lincoln New York Account N for Variable Annuities

We have audited the accompanying statements of assets and liabilities of Lincoln New York Account N for Variable Annuities ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln New York Account N for Variable Annuities at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.



/s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
April 1, 2014

                                     PART A

The prospectuses for the ChoicePlus Assurance (A Share/A Class) variable annuity contract, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-145531) filed on April 9, 2013.

                                     PART B

The Statements of Additional Information for the ChoicePlus (A Share/A Class) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-145531) filed on April 9, 2013.

               Lincoln New York Account N for Variable Annuities

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-145531) filed on April 9, 2013.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2013
     Statement of Operations - Year ended December 31, 2013
     Statements of Changes in Net Assets - Years ended December 31, 2013 and
     2012
     Notes to Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:

     Balance Sheets - Years ended December 31, 2013 and 2012
     Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011
     Statements of Stockholders' Equity - Years ended December 31, 2013, 2012 and 2011
     Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011 Notes to Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

   (b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

   (c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982) filed on September 8, 2000.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.


   (c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

   (d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(4)(a) Variable Annuity Contract (30070-A-NY 5/03) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on
   November 16, 2007.

   (b) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

   (c) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

   (d) Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23,
   2003.

   (e) Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

   (f) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-135638) filed on November
   7, 2006.

   (g) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (h) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (i) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (j) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (k) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (l) Variable Annuity Payment Option Rider (I4LA-Q 10/07) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (m) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (n) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (o) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (p) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (q) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (r) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (s) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (t) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

   (u) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

   (v) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (w) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (x) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28,
   2010.

   (y) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (z) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (aa) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

   (bb) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5)(a) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010.

   (b) Application for Fee-Based product (CPAAFB-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-145531) filed on April 9, 2008.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File no. 333-141758) filed on April 7, 2010.

   (b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File no. 333-141758) filed on April 7, 2010.

   (i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-145531) filed on November 5,
2013.

(8)(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

     (i) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

     (ii) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

     (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

     (v) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

     (vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

     (vii) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (ix) Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

     (x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (xi) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

     (xii) Universal Institutional Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

     (xiii) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (xiv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

     (xv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

     (c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

     (i) American Century Investments Variable Products incorporated herein by reference to Post- Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

     (ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
2008.

     (iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

     (iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.

     (v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

     (vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

     (viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9,
2009.

     (x) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-145531) filed on April 9, 2013.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                Positions and Offices with Depositor
---------------------------------   --------------------------------------------------------------------
Ellen Cooper**                      Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio***              Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**                 Senior Vice President and Treasurer
Robert W. Dineen                    Director
65 Second Avenue
Westwood, NJ 07675
Randal J. Freitag**                 Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**                   President and Director
George W. Henderson, III            Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen**                     Executive Vice President and Director
M. Leanne Lachman                   Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard                  Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*                 Second Vice President, General Counsel and Secretary

   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

   ** Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

   *** Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 13,571 contract owners under Account N.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   -------------------------------------------------------------
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Jeffrey D. Coutts*          Senior Vice President and Treasurer
Wilford H. Fuller*          President, Chief Executive Officer and Director
David M. Kittredge*         Senior Vice President
Elizabeth M. O'Brien*       Director
Thomas P. O'Neill*          Senior Vice President and Director
Nancy A. Smith*             Secretary

 * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087

** Principal Business address is 350 Church Street, Hartford, CT 06103


     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

   (d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 1st day of April, 2014.


      Lincoln New York Account N for Variable Annuities (Registrant)
      Lincoln ChoicePlus AssuranceSM (A Share/Class)
      By:   /s/Kimberly A. Genovese
            ------------------------------------
            Kimberly A. Genovese
            Assistant Vice President, Lincoln Life & Annuity Company of
            New York
                                        (Title)
      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            Vice President, Lincoln Life & Annuity Company of New York
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 1, 2014.

Signature                        Title
*                                President
------------------------------
                                 (Principal Executive Officer)
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Director
------------------------------
Robert W. Dineen
*                                Director
------------------------------
George W. Henderson, III
*                                Director
------------------------------
Mark E. Konen
*                                Director
------------------------------
M. Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Patrick S. Pittard
*By: /s/ Kimberly A. Genovese    Pursuant to a Power of Attorney
 ---------------------------
  Kimberly A. Genovese